UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Auto Parts & Equipment – 0.9%
Magna International, Inc. (A)	147		$7,710

Automobile Manufacturers – 1.3%
Suzuki Motor Corp. (A)	203		11,609

Broadcasting – 1.1%
Discovery Holding Co., Class A (B)(C)	314		10,044

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	66		13,612

Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc. (B)	10		19,137

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (B)	—	*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H (A)(B)(D)(E)(F)	32		—	*
Media Group Holdings LLC, Series T (A)(B)(D)(E)(F)	4		286

			286

Restaurants – 0.9%
Compass Group plc (A)	346		7,699

Total Consumer Discretionary – 8.0%			70,097
Consumer Staples

Brewers – 0.9%
InBev N.V. (A)	94		8,190

Household Products – 1.0%
Procter & Gamble Co. (The)	104		8,645

Hypermarkets & Super Centers – 1.4%
Wal-Mart Stores, Inc.	130		12,248

Packaged Foods & Meats – 2.1%
Danone S.A. (A)	98		7,589
Nestle S.A., Registered Shares (A)	128		10,638

			18,227

Soft Drinks – 1.6%
Coca-Cola Co. (The)	293		13,519

Tobacco – 1.6%
ITC Ltd. (A)	861		3,537
Philip Morris International, Inc.	130		10,568

			14,105

Total Consumer Staples – 8.6%			74,934
Energy

Integrated Oil & Gas – 1.5%
Royal Dutch Shell plc, Class A (A)	384		13,197

Oil & Gas Equipment & Services – 1.6%
Halliburton Co.	165		6,684
Schlumberger Ltd.	121		7,356

			14,040

Oil & Gas Exploration & Production – 2.2%
Cabot Oil & Gas Corp.	185		4,168
EOG Resources, Inc.	71		9,088
Noble Energy, Inc.	184		5,750

			19,006

Total Energy – 5.3%			46,243
Financials

Consumer Finance – 0.8%
ORIX Corp. (A)	425		6,885

Diversified Banks – 5.8%
Axis Bank Ltd. (A)	1,019		8,620
China Construction Bank Corp. (A)	8,937		7,809
Industrial and Commercial Bank of China Ltd., H Shares (A)	10,458		7,641
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	1,270		7,924
Sberbank of Russia PJSC ADR (A)	261		3,314
Swedbank AB (A)	347		8,590
UniCredit S.p.A. (A)	397		5,983

			49,881

Life & Health Insurance – 2.1%
AIA Group Ltd. (A)	2,042		18,230

Multi-Sector Holdings – 1.0%
Berkshire Hathaway, Inc., Class B (B)	43		9,143

Regional Banks – 1.8%
KeyCorp	420		8,363
PNC Financial Services Group, Inc. (The)	57		7,776

			16,139

Total Financials – 11.5%			100,278

Health Care

Biotechnology – 1.6%
BioMarin Pharmaceutical, Inc. (B)	95	9,230
Sarepta Therapeutics, Inc. (B)	28	4,444

		13,674

Health Care Equipment – 1.4%
Medtronic plc	121	11,897

Managed Health Care – 0.7%
UnitedHealth Group, Inc.	24	6,508

Pharmaceuticals – 3.3%
Bayer AG (A)	76	6,753
Elanco Animal Health, Inc. (B)	25	866
Pfizer, Inc.	482	21,246

		28,865

Total Health Care – 7.0%		60,944
Industrials

Aerospace & Defense – 3.6%
Airbus SE (A)	123	15,503
Lockheed Martin Corp.	21	7,093
Northrop Grumman Corp.	28	8,851

		31,447

Construction & Engineering – 1.9%
Larsen & Toubro Ltd. (A)	502	8,810
Vinci (A)	86	8,144

		16,954

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	57	8,688

Electrical Components & Equipment – 0.8%
Schneider Electric S.A. (A)	91	7,342

Railroads – 1.6%
Kansas City Southern	58	6,559
Union Pacific Corp.	44	7,105

		13,664

Trading Companies & Distributors – 0.8%
Ferguson plc (A)	78	6,659

Total Industrials – 9.7%		84,754
Information Technology

Application Software – 3.1%
Adobe Systems, Inc. (B)	50	13,604
Intuit, Inc.	60	13,621

		27,225

Data Processing & Outsourced Services – 3.1%
FleetCor Technologies, Inc. (B)	40	9,045
Visa, Inc., Class A	120	18,010

		27,055

Electronic Equipment & Instruments – 0.6%
Keyence Corp. (A)	9	5,168

Internet Software & Services – 3.0%
Alibaba Group Holding Ltd. ADR (B)	48	7,916
Alphabet, Inc., Class A (B)	8	9,320
Baidu.com, Inc. ADR (B)	38	8,644

		25,880

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	199	7,676
ASML Holding N.V., Ordinary Shares (A)	41	7,592

		15,268

Semiconductors – 2.8%
QUALCOMM, Inc.	210	15,129
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	1,099	9,449

		24,578

Systems Software – 3.0%
Microsoft Corp.	228	26,048

Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc.	47	10,565
Samsung Electronics Co. Ltd. (A)	154	6,467

		17,032

Total Information Technology – 19.3%		168,254
Materials

Diversified Metals & Mining – 1.6%
BHP Billiton plc (A)	294	6,399
Glencore International plc (A)	1,713	7,404

		13,803

Total Materials – 1.6%		13,803

Telecommunication Services

Integrated Telecommunication Services – 0.9%
China Unicom Ltd. (A)	6,860	8,080

Total Telecommunication Services – 0.9%		8,080

TOTAL COMMON STOCKS – 71.9%		$627,387
(Cost: $557,880)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Cable & Satellite – 1.3%
Altice France S.A.,
8.125%, 2–1–27 (G)	$2,600	2,671
Altice S.A.:
7.750%, 5–15–22 (C)(G)	4,448	4,329
7.625%, 2–15–25 (C)(G)	4,656	4,220

		11,220

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series D,
0.000%, 12–31–20 (H)	3,642	2,010

Total Consumer Discretionary – 1.5%		13,230
Energy

Integrated Oil & Gas – 0.4%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
8.750%, 5–23–26	3,219	3,525

Total Energy – 0.4%		3,525
Financials

Diversified Banks – 5.0%
Banco Santander (Mexico) S.A.,
5.950%, 10–1–28 (G)	1,050	1,066
Barclays plc,
7.875%, 12–29–49	10,192	10,536
BNP Paribas S.A.,
7.625%, 12–29–49 (G)	2,810	2,950
HSBC Holdings plc,
6.875%, 12–29–49	3,865	4,000
ING Groep N.V., Certicaaten Van Aandelen,
6.000%, 10–16–66	4,280	4,269
Intesa Sanpaolo S.p.A.,
5.710%, 1–15–26 (G)	2,830	2,581
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	1,656	1,695
8.625%, 12–29–49	8,839	9,469
Societe Generale Group,
7.375%, 12–29–49 (G)	5,068	5,226
Standard Chartered plc,
7.500%, 12–29–49 (G)	2,481	2,549

		44,341

Diversified Capital Markets – 0.6%
Credit Suisse Group AG,
7.125%, 7–29–66	4,889	5,011

Investment Banking & Brokerage – 0.5%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps),
3.484%, 5–15–26 (I)	4,330	4,333

Specialized Finance – 0.1%
Syngenta Finance N.V.:
4.441%, 4–24–23 (G)	321	319
5.182%, 4–24–28 (G)	480	459

		778

Total Financials – 6.2%		54,463
Health Care

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
3.150%, 10–1–26	2,345	1,951

Total Health Care – 0.2%		1,951
Industrials

Aerospace & Defense – 0.8%
KLX, Inc.,
5.875%, 12–1–22 (G)	7,070	7,303

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (G)	5,762	6,162

Total Industrials – 1.5%		13,465
Information Technology

Data Processing & Outsourced Services – 0.2%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (G)	2,189	2,206

Total Information Technology – 0.2%		2,206
Telecommunication Services

Integrated Telecommunication Services – 0.9%
Frontier Communications Corp.:
7.625%, 4–15–24	2,119	1,367
6.875%, 1–15–25 (C)	4,337	2,636
11.000%, 9–15–25	3,180	2,479
9.000%, 8–15–31	2,119	1,350

		7,832

Total Telecommunication Services – 0.9%		7,832

Utilities

Electric Utilities – 0.1%
Cemig Geracao e Transmissao S.A.,
9.250%, 12–5–24 (G)	1,081	1,113

Total Utilities – 0.1%		1,113

TOTAL CORPORATE DEBT SECURITIES – 11.0%		$97,785
(Cost: $100,050)

OTHER GOVERNMENT SECURITIES (J)

Argentina – 1.3%
Province of Mendoza,
8.375%, 5–19–24	4,362	3,817
Republic of Argentina:
4.625%, 1–11–23	6,531	5,512
5.875%, 1–11–28	2,100	1,663

		10,992

Luxembourg – 0.5%
Rumo Luxembourg S.a.r.l.,
7.375%, 2–9–24 (G)	4,101	4,190

TOTAL OTHER GOVERNMENT SECURITIES – 1.8%		$15,182
(Cost: $16,720)

LOANS (I)
Financials

Financial Exchanges & Data – 0.3%
Financial & Risk U.S. Holdings, Inc.,
0.000%, 10–1–25 (K)	2,184	2,178

Investment Banking & Brokerage – 0.1%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.992%, 8–25–22	831	834

Property & Casualty Insurance – 0.9%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.335%, 4–25–25	528	529
USI, Inc. (ICE LIBOR plus 300 bps),
5.386%, 5–16–24	7,378	7,380

		7,909

Specialized Finance – 0.3%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.742%, 2–28–25 (F)	2,993	3,007

Total Financials – 1.6%		13,928
Health Care

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps),
5.570%, 8–31–24	2,424	2,423

Health Care Services – 0.2%
Heartland Dental LLC,
0.000%, 4–30–25 (K)	208	208
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.992%, 4–30–25	1,382	1,382

		1,590

Health Care Technology – 0.3%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.742%, 8–27–25	2,990	3,014

Total Health Care – 0.8%		7,027
Industrials

Construction & Engineering – 0.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.242%, 5–10–25	2,653	2,689

Total Industrials – 0.3%		2,689
Information Technology

Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps),
6.408%, 12–15–24	3,156	3,182

Total Information Technology – 0.4%		3,182
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The),
0.000%, 5–31–25 (K)	1,092	1,079
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.742%, 5–31–25	3,208	3,170

		4,249

Total Materials – 0.5%		4,249

Telecommunication Services

Integrated Telecommunication Services – 0.6%
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.242%, 10–10–24	5,136	5,117

Total Telecommunication Services – 0.6%		5,117

TOTAL LOANS – 4.2%		$36,192
(Cost: $36,045)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.2%
U.S. Treasury Notes:
0.125%, 4–15–21	7,460	7,308
0.625%, 1–15–26	8,316	8,139
0.125%, 7–15–26	6,203	5,850
1.000%, 2–15–46	6,537	6,450

		27,747

Treasury Obligations – 1.0%
U.S. Treasury Bonds,
2.750%, 8–15–47	9,928	9,088

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.2%		$36,835
(Cost: $38,719)
BULLION – 4.6%	Troy Ounces
Gold	34	$40,377

(Cost: $42,060)

SHORT-TERM SECURITIES	Principal

Commercial Paper(L) – 1.7%
J.M. Smucker Co. (The),
2.400%, 10–1–18	$6,500	6,499
Northern Illinois Gas Co.,
2.200%, 10–12–18	4,000	3,996
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
2.410%, 10–22–18	4,000	3,994

		14,489

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (M)	4,242	4,242

Money Market Funds – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.140%, (N)(O)	6,257	6,257

Municipal Obligations – 0.9%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps),
1.550%, 10–7–18 (M)	8,285	8,285

United States Government Agency Obligations – 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.190%, 10–7–18 (M)	1,500	1,500
2.200%, 10–7–18 (M)	2,500	2,500
2.220%, 10–7–18 (M)	4,000	4,000

		8,000

TOTAL SHORT-TERM SECURITIES – 4.7%		$41,273
(Cost: $41,276)

TOTAL INVESTMENT SECURITIES – 102.4%		$895,031
(Cost: $832,750)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.4)%		(21,021)

NET ASSETS – 100.0%		$874,010

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $7,694 are on loan.

(D)	Restricted securities. At September 30, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,374	$—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	286
			$30,787	$286

The total value of these securities represented 0.0% of net assets at September 30, 2018.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $47,344 or 5.4% of net assets.

(H)	Zero coupon bond.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Rate shown is the yield to maturity at September 30, 2018.

(M)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	Investment made with cash collateral received from securities on loan.

(O)	Rate shown is the annualized 7-day yield at September 30, 2018.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$69,811	$—	$286
Consumer Staples	74,934	—	—
Energy	46,243	—	—
Financials	100,278	—	—
Health Care	60,944	—	—
Industrials	84,754	—	—
Information Technology	168,254	—	—
Materials	13,803	—	—
Telecommunication Services	8,080	—	—
Total Common Stocks	$627,101	$—	$286
Corporate Debt Securities	—	97,785	—
Other Government Securities	—	15,182	—
Loans	—	33,185	3,007
United States Government Obligations	—	36,835	—
Bullion	40,377	—	—
Short-Term Securities	6,257	35,016	—
Total	$673,735	$218,003	$3,293

During the period ended September 30, 2018, securities totaling $163,987 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP) (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as investment vehicle for the Portfolio. The Subsidiary and the Company act as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2018 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$874,010	$40,377	4.62%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	874,010	338	0.04

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$832,750

Gross unrealized appreciation	125,388
Gross unrealized depreciation	(63,107)

Net unrealized appreciation	$62,281

SCHEDULE OF INVESTMENTS Balanced (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 0.6%
O’Reilly Automotive, Inc. (A)	6	$2,170

Casinos & Gaming – 1.6%
Las Vegas Sands, Inc.	96	5,675

General Merchandise Stores – 1.4%
Dollar General Corp.	46	5,071

Home Improvement Retail – 2.1%
Lowe’s Co., Inc.	65	7,455

Hotels, Resorts & Cruise Lines – 0.5%
Carnival Corp.	29	1,838

Restaurants – 1.4%
YUM! Brands, Inc.	55	5,009

Total Consumer Discretionary – 7.6%		27,218
Consumer Staples

Brewers – 0.4%
Anheuser-Busch InBev S.A. ADR (B)	17	1,531

Packaged Foods & Meats – 1.2%
General Mills, Inc.	56	2,414
Hershey Foods Corp.	17	1,768

		4,182

Tobacco – 0.7%
Philip Morris International, Inc.	31	2,551

Total Consumer Staples – 2.3%		8,264
Energy

Integrated Oil & Gas – 1.8%
Chevron Corp.	51	6,216

Oil & Gas Equipment & Services – 1.5%
Schlumberger Ltd.	89	5,393

Oil & Gas Exploration & Production – 1.2%
Cimarex Energy Co.	46	4,270

Oil & Gas Storage & Transportation – 1.3%
Enterprise Products Partners L.P.	161	4,628

Total Energy – 5.8%		20,507
Financials

Asset Management & Custody Banks – 1.4%
Blackstone Group L.P. (The)	134	5,088

Diversified Banks – 2.5%
Northern Trust Corp.	53	5,397
U.S. Bancorp	69	3,632

		9,029

Financial Exchanges & Data – 2.1%
Intercontinental Exchange, Inc.	98	7,368

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	22	4,873

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	51	5,736

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	48	6,601

Total Financials – 10.9%		38,695
Health Care

Biotechnology – 2.0%
Biogen, Inc. (A)	10	3,562
BioMarin Pharmaceutical, Inc. (A)	37	3,594

		7,156

Health Care Equipment – 1.5%
Medtronic plc	53	5,232

Health Care Services – 1.0%
Laboratory Corp. of America Holdings (A)	21	3,624

Managed Health Care – 3.3%
Anthem, Inc.	16	4,272
UnitedHealth Group, Inc.	28	7,443

		11,715

Pharmaceuticals – 2.2%
Jazz Pharmaceuticals plc (A)	20	3,389
Pfizer, Inc.	102	4,485

		7,874

Total Health Care – 10.0%		35,601

Industrials

Aerospace & Defense – 2.1%
Boeing Co. (The)	12	4,508
United Technologies Corp.	21	2,932

		7,440

Agricultural & Farm Machinery – 1.1%
Deere & Co.	25	3,797

Airlines – 1.2%
Delta Air Lines, Inc.	75	4,339

Electrical Components & Equipment – 1.1%
Emerson Electric Co.	51	3,878

Environmental & Facilities Services – 0.7%
Stericycle, Inc. (A)	40	2,369

Railroads – 2.1%
Union Pacific Corp.	47	7,589

Research & Consulting Services – 0.7%
Verisk Analytics, Inc., Class A (A)	21	2,520

Trucking – 1.1%
Knight Transportation, Inc.	108	3,715

Total Industrials – 10.1%		35,647
Information Technology

Application Software – 2.2%
Autodesk, Inc. (A)	48	7,561

Data Processing & Outsourced Services – 1.9%
MasterCard, Inc., Class A	29	6,551

Semiconductor Equipment – 1.2%
Applied Materials, Inc.	113	4,386

Semiconductors – 5.8%
Broadcom Corp., Class A	24	5,821
Intel Corp.	104	4,927
Microchip Technology, Inc.	52	4,090
QUALCOMM, Inc.	78	5,640

		20,478

Systems Software – 2.3%
Microsoft Corp.	70	8,047

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	33	7,526

Total Information Technology – 15.5%		54,549
Materials

Commodity Chemicals – 1.2%
LyondellBasell Industries N.V., Class A	43	4,359

Specialty Chemicals – 2.3%
Ecolab, Inc.	24	3,735
PPG Industries, Inc.	40	4,353

		8,088

Total Materials – 3.5%		12,447

TOTAL COMMON STOCKS – 65.7%		$232,928
(Cost: $195,524)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 1.5%
Hess Corp., Convertible, 8.000%	65	5,166

Total Energy – 1.5%		5,166
Materials

Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible, 6.000% (A)	2	2,070

Total Materials – 0.6%		2,070

TOTAL PREFERRED STOCKS – 2.1%		$7,236
(Cost: $5,649)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.650%, 7–21–27	$1,500	1,375
3.875%, 1–23–28	500	463

		1,838

TOTAL ASSET-BACKED SECURITIES – 0.5%		$1,838
(Cost: $1,992)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.3%
Lear Corp.,
3.800%, 9–15–27	1,000	928

Hotels, Resorts & Cruise Lines – 0.3%
Marriott International, Inc.,
4.000%, 4–15–28	1,000	978

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.,
2.800%, 8–22–24	1,000	966

Total Consumer Discretionary – 0.9%		2,872
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co.,
3.000%, 7–15–26	175	159

Distillers & Vintners – 0.1%
Bacardi Ltd.,
4.450%, 5–15–25 (C)	350	349

Food Distributors – 0.1%
Sysco Corp.,
3.550%, 3–15–25	500	489

Household Products – 0.8%
Clorox Co. (The),
3.100%, 10–1–27	525	493
Colgate-Palmolive Co.,
3.700%, 8–1–47 (B)	2,500	2,356

		2,849

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (C)	600	594

Total Consumer Staples – 1.3%		4,440
Energy

Integrated Oil & Gas – 0.3%
Hess Corp.,
4.300%, 4–1–27	1,200	1,163

Oil & Gas Drilling – 0.8%
Nabors Industries Ltd., Convertible,
0.750%, 1–15–24	3,600	2,800

Oil & Gas Exploration & Production – 0.3%
Concho Resources, Inc.,
4.375%, 1–15–25	1,025	1,032

Oil & Gas Storage & Transportation – 1.6%
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (C)	800	783
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	2,348	2,069
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	500	505
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	1,000	949
Williams Partners L.P.:
3.600%, 3–15–22	1,000	994
4.850%, 3–1–48	250	241

		5,541

Total Energy – 3.0%		10,536
Financials

Asset Management & Custody Banks – 0.2%
Ares Capital Corp.,
4.875%, 11–30–18	700	702

Consumer Finance – 0.4%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	250	246
3.700%, 5–9–23	150	147
3.500%, 11–7–24	500	471
Hyundai Capital America,
2.550%, 4–3–20 (C)	500	491

		1,355

Diversified Banks – 2.4%
Australia and New Zealand Banking Group Ltd.,
4.400%, 5–19–26 (C)	1,050	1,030
Bank of Montreal,
3.803%, 12–15–32	1,000	934
Barclays plc,
5.200%, 5–12–26	700	688
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (C)	1,000	993
HSBC Holdings plc,
3.400%, 3–8–21	625	623
ING Bank N.V.,
2.500%, 10–1–19 (C)	500	497
Mizuho Bank Ltd.,
2.650%, 9–25–19 (C)	1,300	1,297
Societe Generale S.A.,
4.250%, 4–14–25 (C)	500	482
Standard Chartered plc,
2.250%, 4–17–20 (C)	1,400	1,374
U.S. Bancorp,
3.100%, 4–27–26	400	378

		8,296

Investment Banking & Brokerage – 1.4%
BGC Partners, Inc.,
5.375%, 12–9–19	500	508
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	500	496
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	2,000	1,932
3.272%, 9–29–25	1,000	955
5.700%, 12–29–49	245	247
Morgan Stanley,
3.591%, 7–22–28	1,000	948

		5,086

Life & Health Insurance – 0.5%
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (C)	1,000	915
Sumitomo Life Insurance Co.,
4.000%, 9–14–77 (C)	1,000	933

		1,848

Multi-Line Insurance – 0.1%
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	500	491

Other Diversified Financial Services – 1.7%
Citigroup, Inc.:
5.950%, 12–29–49	1,400	1,415
6.250%, 12–29–49	750	783
JPMorgan Chase & Co.:
5.000%, 12–29–49	750	756
5.300%, 11–1–65	250	256
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.809%, 4–29–49 (D)	1,500	1,507
PennantPark Investment Corp.,
4.500%, 10–1–19	1,000	1,005

		5,722

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3–15–21	200	196
Markel Corp.,
3.500%, 11–1–27	1,000	931

		1,127

Regional Banks – 0.7%
Citizens Financial Group, Inc.,
3.750%, 7–1–24	1,500	1,438
PNC Bank N.A.,
3.250%, 6–1–25	600	582
SunTrust Banks, Inc.,
5.625%, 12–29–49	400	406

		2,426

Specialized Finance – 0.4%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (C)	940	987
Syngenta Finance N.V.,
5.182%, 4–24–28 (C)	400	383

		1,370

Total Financials – 8.1%		28,423
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.125%, 5–1–20	1,000	984

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	350	346

Health Care Services – 0.2%
Quest Diagnostics, Inc.,
3.450%, 6–1–26	780	741

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	1,000	953

Pharmaceuticals – 0.8%
Celgene Corp.,
3.450%, 11–15–27	500	467
Forest Laboratories, Inc.,
5.000%, 12–15–21 (C)	1,258	1,305
Johnson & Johnson,
3.400%, 1–15–38	1,000	930

		2,702

Total Health Care – 1.7%		5,726
Industrials

Aerospace & Defense – 0.7%
Huntington Ingalls Industries, Inc.,
3.483%, 12–1–27	1,000	937
Northrop Grumman Corp.,
3.250%, 1–15–28	1,500	1,410

		2,347

Airlines – 0.3%
Aviation Capital Group LLC,
3.500%, 11–1–27 (C)	750	684
Southwest Airlines Co.,
2.650%, 11–5–20	375	370

		1,054

Building Products – 0.1%
Owens Corning,
4.400%, 1–30–48	300	248

Electrical Components & Equipment – 0.3%
Hubbell, Inc.,
3.500%, 2–15–28	1,000	944

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
3.150%, 11–15–27	1,000	951

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	291	286

Total Industrials – 1.7%		5,830
Information Technology

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc.,
4.600%, 4–6–27	500	500

Semiconductors – 0.6%
Microchip Technology, Inc.,
4.333%, 6–1–23 (C)	2,000	1,987

Total Information Technology – 0.7%		2,487
Materials

Diversified Metals & Mining – 0.4%
Anglo American Capital plc,
3.625%, 9–11–24 (C)	1,000	952
Anglo American plc,
4.125%, 4–15–21 (C)	500	503

		1,455

Fertilizers & Agricultural Chemicals – 0.3%
Mosaic Co. (The),
4.050%, 11–15–27	1,000	967

Paper Packaging – 0.3%
WestRock Co.,
3.000%, 9–15–24 (C)	1,000	945

Specialty Chemicals – 0.3%
Ecolab, Inc.,
3.250%, 12–1–27	1,000	959

Total Materials – 1.3%		4,326
Real Estate

Health Care REITs – 0.2%
Senior Housing Properties Trust,
4.750%, 2–15–28	500	483

Industrial REITs – 0.1%
Air Lease Corp.,
3.250%, 3–1–25	500	467

Specialized REITs – 1.2%
American Tower Corp.:
2.250%, 1–15–22	1,200	1,145
4.700%, 3–15–22	195	201
3.375%, 10–15–26	455	424
3.600%, 1–15–28	500	467
Crown Castle International Corp.:
5.250%, 1–15–23	200	210
3.200%, 9–1–24	500	475
3.700%, 6–15–26	300	287
3.650%, 9–1–27	1,000	939

		4,148

Total Real Estate – 1.5%		5,098
Telecommunication Services

Integrated Telecommunication Services – 0.7%
AT&T, Inc.:
4.900%, 8–15–37 (C)	1,000	955
5.150%, 2–15–50 (C)	1,000	945
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC,
4.738%, 3–20–25 (C)	500	500

		2,400

Total Telecommunication Services – 0.7%		2,400
Utilities

Electric Utilities – 0.3%
Duke Energy Corp.,
3.150%, 8–15–27	500	465
Entergy Texas, Inc.,
2.550%, 6–1–21	300	292
Exelon Corp.,
2.450%, 4–15–21	400	388

		1,145

Total Utilities – 0.3%		1,145

TOTAL CORPORATE DEBT SECURITIES – 21.2%		$73,283
(Cost: $75,790)

OTHER GOVERNMENT SECURITIES (E)
Mexico – 0.3%
United Mexican States,
3.750%, 1–11–28 (B)	1,000	952

Spain – 0.1%
Telefonica Emisiones S.A.U.,
4.665%, 3–6–38	500	469

TOTAL OTHER GOVERNMENT SECURITIES – 0.4%		$1,421
(Cost: $1,496)

LOANS (D)
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.886%, 1–30–23 (F)	1,100	1,084

Total Industrials – 0.3%		1,084

TOTAL LOANS – 0.3%		$1,084
(Cost: $1,086)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.2%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6–1–44	662	686
3.000%, 6–15–45	865	853
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10–1–28	64	68
6.500%, 2–1–29	34	37
3.500%, 6–25–29	511	512
7.500%, 4–1–31	30	32
7.000%, 7–1–31	43	48
7.000%, 9–1–31	79	87
6.500%, 2–1–32	179	198
7.000%, 2–1–32	114	127
7.000%, 3–1–32	41	47
7.000%, 7–1–32	75	82
5.500%, 5–1–33	40	44
5.500%, 6–1–33	40	43
4.500%, 11–1–43	571	597
3.000%, 10–25–46	853	833
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A,
8.293%, 12–15–26	33	36

		4,330

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$4,330
(Cost: $4,483)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.1%
U.S. Treasury Notes:
0.125%, 7–15–26	4,205	3,966
2.125%, 2–15–40	3,731	4,507
1.000%, 2–15–46	2,553	2,519

		10,992

Treasury Obligations – 3.3%
U.S. Treasury Bonds:
2.250%, 11–15–25	3,240	3,080
3.750%, 8–15–41	650	709
U.S. Treasury Notes:
2.625%, 8–31–20 (B)	1,250	1,246
1.875%, 4–30–22	200	193
2.000%, 7–31–22	1,045	1,010
2.000%, 10–31–22	480	463
2.750%, 11–15–23	500	495
2.875%, 4–30–25	1,000	992
2.875%, 5–31–25	900	893
2.250%, 2–15–27	1,000	942
2.750%, 2–15–28	1,150	1,122
2.875%, 5–15–28	575	566

		11,711

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.4%		$22,703
(Cost: $23,435)

SHORT-TERM SECURITIES
Commercial Paper (G) – 0.6%
J.M. Smucker Co. (The),
2.400%, 10–1–18	1,990	1,990

Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (H)	4,250	4,250

Money Market Funds – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (I)(J)	3,530	3,530

TOTAL SHORT-TERM SECURITIES – 2.8%		$9,770
(Cost: $9,770)

TOTAL INVESTMENT SECURITIES – 100.6%		$354,593
(Cost: $319,225)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%		(1,942)

NET ASSETS – 100.0%		$352,651

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $3,843 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $19,884 or 5.6% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Securities whose value was determined using significant unobservable inputs.

(G)	Rate shown is the yield to maturity at September 30, 2018.

(H)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Investment made with cash collateral received from securities on loan.

(J)	Rate shown is the annualized 7-day yield at September 30, 2018.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$232,928	$—	$—
Preferred Stocks	5,166	2,070	—
Asset-Backed Securities	—	1,838	—
Corporate Debt Securities	—	73,283	—
Other Government Securities	—	1,421	—
Loans	—	—	1,084
United States Government Agency Obligations	—	4,330	—
United States Government Obligations	—	22,703	—
Short-Term Securities	3,530	6,240	—
Total	$241,624	$111,885	$1,084

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$319,225

Gross unrealized appreciation	45,925
Gross unrealized depreciation	(10,557)

Net unrealized appreciation	$35,368

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 0.5%
Magna International, Inc.	72	$3,798

Broadcasting – 2.0%
Discovery Holding Co., Class A (A)(B)	479	15,338

Casinos & Gaming – 0.7%
Las Vegas Sands, Inc.	82	4,865

Footwear – 1.7%
NIKE, Inc., Class B	146	12,386

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	74	15,369

Internet & Direct Marketing Retail – 3.2%
Amazon.com, Inc. (A)	12	23,635

Leisure Facilities – 1.3%
Vail Resorts, Inc.	37	10,099

Total Consumer Discretionary – 11.4%		85,490
Consumer Staples

Hypermarkets & Super Centers – 2.3%
Costco Wholesale Corp.	72	17,010

Soft Drinks – 2.3%
Coca-Cola Co. (The)	376	17,386

Tobacco – 1.6%
Philip Morris International, Inc.	144	11,755

Total Consumer Staples – 6.2%		46,151
Energy

Integrated Oil & Gas – 1.8%
Suncor Energy, Inc.	348	13,480

Oil & Gas Exploration & Production – 3.5%
ConocoPhillips	203	15,689
EOG Resources, Inc.	81	10,333

		26,022

Oil & Gas Refining & Marketing – 1.1%
Marathon Petroleum Corp.	105	8,373

Total Energy – 6.4%		47,875
Financials

Asset Management & Custody Banks – 1.4%
Blackstone Group L.P. (The)	272	10,365

Diversified Banks – 1.7%
Bank of America Corp.	441	12,977

Financial Exchanges & Data – 2.4%
CME Group, Inc.	107	18,145

Investment Banking & Brokerage – 1.8%
Morgan Stanley	293	13,631

Other Diversified Financial Services – 5.5%
Citigroup, Inc.	246	17,662
JPMorgan Chase & Co.	208	23,507

		41,169

Total Financials – 12.8%		96,287
Health Care

Health Care Equipment – 4.2%
Intuitive Surgical, Inc. (A)	21	12,226
Medtronic plc	196	19,300

		31,526

Managed Health Care – 3.5%
UnitedHealth Group, Inc.	100	26,578

Pharmaceuticals – 4.0%
Elanco Animal Health, Inc. (A)	38	1,329
Eli Lilly and Co.	142	15,238
Zoetis, Inc.	146	13,404

		29,971

Total Health Care – 11.7%		88,075
Industrials

Aerospace & Defense – 7.4%
Airbus SE (C)	160	20,071
Lockheed Martin Corp.	51	17,609
United Technologies Corp.	128	17,952

		55,632

Air Freight & Logistics – 1.3%
FedEx Corp.	39	9,295

Railroads – 1.1%
Norfolk Southern Corp.	47	8,447

Trucking – 1.9%
J.B. Hunt Transport Services, Inc.	122	14,487

Total Industrials – 11.7%		87,861
Information Technology

Application Software – 3.8%
Adobe Systems, Inc. (A)	56	15,198
Intuit, Inc.	58	13,189

		28,387

Data Processing & Outsourced Services – 7.3%
First Data Corp., Class A (A)	359	8,785
MasterCard, Inc., Class A	74	16,414
PayPal, Inc. (A)	127	11,112
Visa, Inc., Class A	124	18,586

		54,897

Electronic Manufacturing Services – 1.1%
TE Connectivity Ltd.	97	8,538

Home Entertainment Software – 3.1%
Electronic Arts, Inc. (A)	49	5,880
Take-Two Interactive Software, Inc. (A)	128	17,617

		23,497

Internet Software & Services – 2.5%
Alphabet, Inc., Class A (A)	16	19,072

Semiconductor Equipment – 1.2%
Applied Materials, Inc.	228	8,828

Semiconductors – 1.2%
Analog Devices, Inc.	94	8,663

Systems Software – 6.2%
Microsoft Corp.	406	46,434

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	131	29,613

Total Information Technology – 30.3%		227,929
Materials

Commodity Chemicals – 1.6%
LyondellBasell Industries N.V., Class A	117	12,014

Diversified Chemicals – 1.7%
Dow Chemical Co. (The)	206	13,229

Specialty Chemicals – 1.9%
Sherwin-Williams Co. (The)	31	14,020

Total Materials – 5.2%		39,263
Telecommunication Services

Integrated Telecommunication Services – 1.5%
Verizon Communications, Inc.	204	10,892

Total Telecommunication Services – 1.5%		10,892
Utilities

Electric Utilities – 1.1%
NextEra Energy, Inc.	47	7,894

Total Utilities – 1.1%		7,894

TOTAL COMMON STOCKS – 98.3%		$737,717
(Cost: $648,937)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 0.6%
J.M. Smucker Co. (The),
2.400%, 10–1–18	$4,505	4,504

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (E)	2,565	2,565

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (F)(G)	2,591	2,591

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.200%, 10–7–18 (E)	2,500	2,500

TOTAL SHORT-TERM SECURITIES – 1.5%		$12,160
(Cost: $12,161)

TOTAL INVESTMENT SECURITIES – 99.8%		$749,877
(Cost: $661,098)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,475

NET ASSETS – 100.0%		$751,352

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,524 are on loan.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at September 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following forward foreign currency contracts were outstanding at September 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	12,239	U.S. Dollar	14,318	10–5–18	Citibank N.A.	$104	$—
Euro	4,840	U.S. Dollar	5,653	10–5–18	Deutsche Bank AG	33	—
						$137	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$737,717	$—	$—
Short-Term Securities	2,591	9,569	—
Total	$740,308	$9,569	$—
Forward Foreign Currency Contracts	$—	$137	$—

During the period ended September 30, 2018, securities totaling $10,873 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$661,098

Gross unrealized appreciation	100,660
Gross unrealized depreciation	(11,881)

Net unrealized appreciation	$88,779

SCHEDULE OF INVESTMENTS Corporate Bond (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 5.850% (A)	100	$2,543

Total Financials – 0.4%		2,543

TOTAL PREFERRED STOCKS – 0.4%		$2,543
(Cost: $2,500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5–26–22	$1,320	1,295
3.500%, 1–15–25	1,000	942
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12–15–27 (B)	904	883
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	1,743	1,659
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1–15–28	904	880
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1,
3.650%, 2–15–29	2,309	2,250
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7–7–28	2,794	2,653

TOTAL ASSET-BACKED SECURITIES – 2.0%		$10,562
(Cost: $10,832)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.4%
Lear Corp.,
3.800%, 9–15–27	2,500	2,320

Automobile Manufacturers – 0.7%
BMW U.S. Capital LLC:
2.700%, 4–6–22 (B)	3,500	3,400
2.800%, 4–11–26 (B)	1,000	928

		4,328

Cable & Satellite – 1.4%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
5.375%, 4–1–38	1,000	968
5.375%, 5–1–47	500	477
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2–1–24	3,000	2,895
2.350%, 1–15–27	1,500	1,319
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.900%, 3–1–38	500	457
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.950%, 1–15–25	815	802
Time Warner, Inc. (GTD by Historic TW, Inc.),
2.950%, 7–15–26	1,000	906

		7,824

Education Services – 0.2%
President and Fellows of Harvard College,
3.150%, 7–15–46	500	442
University of Southern California,
3.028%, 10–1–39	500	444

		886

Footwear – 0.8%
NIKE, Inc.,
3.875%, 11–1–45	4,500	4,332

Hotels, Resorts & Cruise Lines – 1.2%
Marriott International, Inc.,
4.000%, 4–15–28	1,000	978
Marriott International, Inc., Series R,
3.125%, 6–15–26	1,000	933
Royal Caribbean Cruises Ltd.,
3.700%, 3–15–28	3,500	3,244
Wyndham Worldwide Corp.,
4.150%, 4–1–24	2,000	1,940

		7,095

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc.,
4.800%, 12–5–34	2,870	3,127

Movies & Entertainment – 0.4%
Walt Disney Co. (The),
4.125%, 6–1–44	2,574	2,552

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	500	461

Restaurants – 0.3%
Starbucks Corp.,
4.000%, 11–15–28	1,500	1,495

Total Consumer Discretionary – 6.0%		34,420
Consumer Staples

Brewers – 2.1%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB):
3.650%, 2–1–26	665	645
4.700%, 2–1–36	4,000	4,001
4.900%, 2–1–46	2,000	2,004
Heineken N.V.,
3.500%, 1–29–28 (B)	2,000	1,909
Molson Coors Brewing Co.:
2.250%, 3–15–20	1,000	985
3.000%, 7–15–26	2,500	2,267
4.200%, 7–15–46	500	443

		12,254

Distillers & Vintners – 1.0%
Bacardi Ltd.,
4.450%, 5–15–25 (B)	2,700	2,691
Constellation Brands, Inc.:
2.650%, 11–7–22	1,000	956
4.500%, 5–9–47	500	466
Diageo Capital plc (GTD by Diageo plc),
3.875%, 5–18–28	1,700	1,709

		5,822

Drug Retail – 0.2%
CVS Health Corp.:
2.800%, 7–20–20	75	74
4.100%, 3–25–25	1,000	997

		1,071

Food Distributors – 0.6%
Sysco Corp.:
3.250%, 7–15–27	2,500	2,347
4.450%, 3–15–48	1,000	974

		3,321

Food Retail – 0.4%
Kroger Co. (The),
6.800%, 12–15–18	2,245	2,263

Household Products – 1.5%
Clorox Co. (The),
3.100%, 10–1–27	4,000	3,755
Colgate-Palmolive Co.,
3.700%, 8–1–47 (A)	1,000	943
Procter & Gamble Co. (The):
2.700%, 2–2–26	2,000	1,895
3.500%, 10–25–47	2,000	1,861

		8,454

Hypermarkets & Super Centers – 0.4%
Walmart, Inc.,
3.700%, 6–26–28	2,500	2,502

Packaged Foods & Meats – 1.8%
General Mills, Inc.,
4.200%, 4–17–28	2,250	2,219
Kraft Heinz Foods Co.,
4.375%, 6–1–46	1,000	882
Mead Johnson Nutrition Co.,
4.125%, 11–15–25	1,000	1,012
Nestle Holdings, Inc.,
4.000%, 9–24–48 (B)	3,500	3,425
Smithfield Foods, Inc.:
2.650%, 10–3–21 (B)	1,250	1,191
3.350%, 2–1–22 (B)	1,500	1,450

		10,179

Personal Products – 0.7%
Kimberly-Clark Corp.:
2.750%, 2–15–26	1,000	938
3.200%, 7–30–46	3,500	2,966

		3,904

Soft Drinks – 1.4%
Coca-Cola Co. (The):
1.550%, 9–1–21	1,500	1,436
2.875%, 10–27–25	3,000	2,871
2.250%, 9–1–26	1,000	909

PepsiCo, Inc.:
1.700%, 10–6–21	1,000	961
3.450%, 10–6–46	2,500	2,243

		8,420

Total Consumer Staples – 10.1%		58,190
Energy

Oil & Gas Equipment & Services – 0.8%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.:
2.773%, 12–15–22	3,000	2,911
3.337%, 12–15–27	2,000	1,879

		4,790

Oil & Gas Exploration & Production – 2.4%
BP Capital Markets plc (GTD by BP plc):
3.216%, 11–28–23	1,500	1,471
3.814%, 2–10–24	3,000	3,035
Canadian Natural Resources Ltd.,
3.850%, 6–1–27	3,500	3,407
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	218	215
EQT Corp.:
8.125%, 6–1–19	1,575	1,626
3.000%, 10–1–22	4,250	4,118

		13,872

Oil & Gas Refining & Marketing – 0.4%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S.LIBOR plus 60 bps),
2.911%, 2–26–21 (C)	2,000	2,002

Oil & Gas Storage & Transportation – 4.4%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7–15–27	2,000	1,925
Colonial Pipeline Co.,
4.250%, 4–15–48 (B)	1,000	957
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	1,000	978
Enbridge, Inc.,
2.900%, 7–15–22	2,000	1,940
Energy Transfer Partners L.P.:
4.200%, 4–15–27	2,000	1,931
4.950%, 6–15–28	1,000	1,018
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11–1–24	1,031	992
4.500%, 12–15–26	1,750	1,747
Sabal Trail Transmission LLC,
4.246%, 5–1–28 (B)	2,500	2,511
Sabine Pass Liquefaction LLC,
4.200%, 3–15–28	1,500	1,454
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	2,000	1,898
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	500	509
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	2,000	2,318
TransCanada PipeLines Ltd.,
4.250%, 5–15–28	2,500	2,509
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3–15–48	1,000	972
Williams Partners L.P.:
3.750%, 6–15–27	500	477
4.850%, 3–1–48	1,500	1,448

		25,584

Total Energy – 8.0%		46,248
Financials

Asset Management & Custody Banks – 0.8%
Ares Capital Corp.:
3.875%, 1–15–20	280	281
4.250%, 3–1–25	2,000	1,918
State Street Corp.:
4.375%, 3–7–21	1,250	1,284
2.650%, 5–19–26	1,000	926

		4,409

Consumer Finance – 1.8%
American Express Credit Corp.,
2.200%, 3–3–20	2,000	1,977
Capital One Financial Corp.:
4.200%, 10–29–25	1,500	1,465
3.750%, 7–28–26	1,000	933
Discover Financial Services,
3.950%, 11–6–24	1,500	1,466
Ford Motor Credit Co. LLC,
3.810%, 1–9–24	1,500	1,430
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7–6–21	500	494
3.700%, 5–9–23	2,500	2,445
4.350%, 4–9–25	500	491

		10,701

Diversified Banks – 10.6%
Australia and New Zealand Banking Group Ltd.,
2.125%, 8–19–20	1,000	980
Banco Santander S.A.,
3.500%, 4–11–22	1,250	1,225
Bank of America Corp.:
2.503%, 10–21–22	4,000	3,830
5.875%, 9–15–66	1,000	991
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
3.111%, 2–5–26 (C)	4,000	3,932
Bank of Montreal,
2.100%, 12–12–19	500	495
Bank of New York Mellon Corp. (The):
3.550%, 9–23–21	1,250	1,262
2.200%, 8–16–23	3,000	2,810
Barclays plc:
3.684%, 1–10–23	4,400	4,284
4.836%, 5–9–28	500	470
BB&T Corp.:
2.050%, 5–10–21	1,000	969
2.750%, 4–1–22	3,500	3,428
Commonwealth Bank of Australia,
2.000%, 9–6–21 (B)	1,500	1,437
Fifth Third Bank N.A.:
2.250%, 6–14–21	500	485
3.350%, 7–26–21	1,500	1,496
HSBC Holdings plc,
4.583%, 6–19–29	2,250	2,252
Huntington Bancshares, Inc.,
2.300%, 1–14–22	500	479
Lloyds Banking Group plc,
3.000%, 1–11–22	2,000	1,947
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2–22–22	500	489
Mizuho Financial Group, Inc.,
2.953%, 2–28–22	3,000	2,922
Royal Bank of Canada,
3.200%, 4–30–21	3,000	2,994
Santander Holdings USA, Inc.,
3.400%, 1–18–23	7,500	7,231
Swedbank AB,
2.800%, 3–14–22 (B)	3,000	2,926
U.S. Bancorp:
3.100%, 4–27–26	2,500	2,363
3.150%, 4–27–27	1,500	1,431
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	963
3.069%, 1–24–23	1,500	1,464
3.900%, 5–1–45	1,000	928
4.750%, 12–7–46	500	497
Westpac Banking Corp.:
2.150%, 3–6–20	2,500	2,468
2.000%, 8–19–21	1,000	961
4.322%, 11–23–31	1,000	963

		61,372

Diversified Capital Markets – 0.7%
Credit Suisse Group AG,
3.574%, 1–9–23 (B)	2,000	1,959
Deutsche Bank AG (3-Month U.S. LIBOR plus 123 bps),
3.541%, 2–27–23 (C)	2,000	1,953

		3,912

Insurance Brokers – 0.3%
Marsh & McLennan Cos., Inc.,
2.750%, 1–30–22	2,000	1,945

Investment Banking & Brokerage – 3.6%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12–10–20	1,000	992
Daiwa Securities Group, Inc.,
3.129%, 4–19–22 (B)	1,000	975
Goldman Sachs Group, Inc. (The):
3.000%, 4–26–22	1,000	980
2.905%, 7–24–23	1,000	966
3.272%, 9–29–25	2,500	2,388
3.750%, 2–25–26	1,000	971
3.500%, 11–16–26	2,000	1,897
4.017%, 10–31–38	500	463
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps),
4.089%, 10–28–27 (A)(C)	2,000	2,074
Morgan Stanley:
3.875%, 1–27–26	1,000	983
3.125%, 7–27–26	2,000	1,862
3.591%, 7–22–28	4,500	4,267
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
3.742%, 10–24–23 (C)	1,500	1,541

		20,359

Life & Health Insurance – 4.1%
Athene Holding Ltd.,
4.125%, 1–12–28	3,000	2,801
Brighthouse Financial, Inc.,
3.700%, 6–22–27	3,750	3,328
MetLife Global Funding I,
1.950%, 9–15–21 (B)	2,000	1,916
MetLife, Inc.,
4.050%, 3–1–45	2,500	2,336
New York Life Global Funding,
2.900%, 1–17–24 (B)	5,500	5,319
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (B)	3,000	2,745
Principal Life Global Funding II,
3.000%, 4–18–26 (B)	1,000	929
Protective Life Global Funding:
2.262%, 4–8–20 (B)	2,500	2,462

2.700%, 11–25–20 (B)	1,000	986
Sumitomo Life Insurance Co.,
4.000%, 9–14–77 (B)	1,000	933

		23,755

Other Diversified Financial Services – 4.7%
Citigroup, Inc.:
2.700%, 3–30–21	3,000	2,949
3.500%, 5–15–23	2,000	1,967
4.450%, 9–29–27	3,000	2,964
4.125%, 7–25–28	3,000	2,896
JPMorgan Chase & Co.:
2.295%, 8–15–21	6,000	5,833
2.700%, 5–18–23	3,000	2,885
3.625%, 12–1–27	1,500	1,413
4.950%, 6–1–45	1,000	1,047
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (B)	3,000	2,966
USAA Capital Corp.,
2.450%, 8–1–20 (B)	2,360	2,327

		27,247

Property & Casualty Insurance – 1.3%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
4.200%, 8–15–48	4,000	3,966
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps),
2.651%, 1–10–20 (C)	3,500	3,507

		7,473

Regional Banks – 0.2%
PNC Bank N.A.:
2.450%, 11–5–20	264	260
3.300%, 10–30–24	1,000	974

		1,234

Specialized Finance – 0.8%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (B)	1,000	1,015
5.450%, 6–15–23 (B)	1,500	1,576
8.100%, 7–15–36 (B)	500	599
Syngenta Finance N.V.,
5.182%, 4–24–28 (B)	1,400	1,339

		4,529

Total Financials – 28.9%		166,936
Health Care

Biotechnology – 1.3%
Amgen, Inc.:
2.200%, 5–11–20	2,000	1,972
3.875%, 11–15–21	2,500	2,536
3.625%, 5–22–24	3,000	2,998

		7,506

Health Care Distributors – 0.9%
AmerisourceBergen Corp.,
3.450%, 12–15–27	6,000	5,596

Health Care Equipment – 0.5%
Becton Dickinson & Co.,
3.700%, 6–6–27	3,000	2,868

Health Care Services – 0.9%
Cardinal Health, Inc.:
3.079%, 6–15–24	2,500	2,361
4.368%, 6–15–47	1,500	1,344
Quest Diagnostics, Inc.,
3.450%, 6–1–26	1,500	1,424

		5,129

Health Care Supplies – 1.2%
Abbott Laboratories:
3.400%, 11–30–23	1,000	996
4.750%, 11–30–36	3,000	3,189
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc),
4.375%, 3–15–35	1,752	1,810
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9–23–21	1,000	966

		6,961

Managed Health Care – 1.3%
Halfmoon Parent, Inc.,
3.400%, 9–17–21 (B)	2,500	2,490
Humana, Inc.,
2.900%, 12–15–22	5,000	4,844

		7,334

Pharmaceuticals – 1.2%
Bayer U.S. Finance II LLC,
4.375%, 12–15–28 (B)	2,500	2,448
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3–15–21	1,000	990
Zoetis, Inc.,
3.900%, 8–20–28	3,500	3,461

		6,899

Total Health Care – 7.3%		42,293
Industrials

Aerospace & Defense – 1.8%
BAE Systems Holdings, Inc.:
3.850%, 12–15–25 (B)	1,500	1,471
4.750%, 10–7–44 (B)	1,000	1,015
Boeing Co. (The),
1.650%, 10–30–20	500	486
General Dynamics Corp.,
1.875%, 8–15–23	3,000	2,796

Huntington Ingalls Industries, Inc.,
3.483%, 12–1–27	1,000	936
Northrop Grumman Corp.,
3.250%, 1–15–28	2,250	2,116
Rockwell Collins, Inc.,
2.800%, 3–15–22	1,500	1,459

		10,279

Agricultural & Farm Machinery – 0.2%
CNH Industrial N.V.,
3.850%, 11–15–27	1,000	946

Air Freight & Logistics – 0.6%
FedEx Corp.:
3.300%, 3–15–27	2,000	1,910
4.400%, 1–15–47	2,000	1,907

		3,817

Airlines – 2.1%
Aviation Capital Group Corp.,
2.875%, 1–20–22 (B)	3,000	2,905
Aviation Capital Group LLC,
3.500%, 11–1–27 (B)	3,000	2,737
Delta Air Lines, Inc.:
2.600%, 12–4–20	5,000	4,891
3.400%, 4–19–21	750	745
Sydney Airport Finance,
3.625%, 4–28–26 (B)	1,000	955

		12,233

Building Products – 0.1%
Owens Corning,
4.400%, 1–30–48	500	414

Electrical Components & Equipment – 0.1%
Hubbell, Inc.,
3.500%, 2–15–28	1,000	944

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5–15–23	1,000	953

Industrial Conglomerates – 0.3%
3M Co.,
2.875%, 10–15–27	2,000	1,891

Industrial Machinery – 0.5%
Parker Hannifin Corp.,
3.250%, 3–1–27	3,000	2,876

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	1,000	993

Total Industrials – 6.1%		35,346
Information Technology

Communications Equipment – 0.1%
L-3 Communications Corp.,
3.850%, 12–15–26	500	481

Data Processing & Outsourced Services – 0.7%
Visa, Inc.:
2.800%, 12–14–22	3,000	2,941
4.300%, 12–14–45	1,000	1,036

		3,977

Electronic Components – 1.0%
Amphenol Corp.,
3.200%, 4–1–24	2,500	2,397
Maxim Integrated Products, Inc.,
3.450%, 6–15–27	3,500	3,301

		5,698

Home Entertainment Software – 0.3%
Activision Blizzard, Inc.,
2.300%, 9–15–21	1,750	1,698

Internet Software & Services – 0.7%
Alphabet, Inc.,
3.375%, 2–25–24	2,950	2,968
Tencent Holdings Ltd.,
3.595%, 1–19–28 (B)	1,000	946

		3,914

IT Consulting & Other Services – 0.2%
Keysight Technologies, Inc.,
4.600%, 4–6–27	1,500	1,499

Semiconductors – 1.8%
Intel Corp.:
3.100%, 7–29–22	1,000	993
2.875%, 5–11–24	3,000	2,912
4.000%, 12–15–32	1,500	1,522
QUALCOMM, Inc.:
2.900%, 5–20–24	3,000	2,870
4.800%, 5–20–45	500	506
4.300%, 5–20–47	1,500	1,413

		10,216

Systems Software – 1.2%
CA, Inc.,
5.375%, 12–1–19	1,080	1,104
Microsoft Corp.:
2.650%, 11–3–22	2,000	1,959
2.875%, 2–6–24	3,000	2,932
4.250%, 2–6–47	1,000	1,048

		7,043

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.:
2.400%, 5–3–23	4,000	3,845

4.650%, 2–23–46	1,500	1,618

		5,463

Total Information Technology – 6.9%		39,989
Materials

Diversified Metals & Mining – 0.5%
Anglo American Capital plc:
3.750%, 4–10–22 (B)	1,500	1,481
3.625%, 9–11–24 (B)	1,000	952
4.500%, 3–15–28 (B)	750	719

		3,152

Fertilizers & Agricultural Chemicals – 0.4%
Mosaic Co. (The),
3.250%, 11–15–22	2,500	2,441

Paper Packaging – 0.8%
WestRock Co.:
3.000%, 9–15–24 (B)	4,000	3,780
3.750%, 3–15–25 (B)	1,000	983

		4,763

Specialty Chemicals – 0.3%
Methanex Corp.,
5.250%, 3–1–22	1,404	1,437

Total Materials – 2.0%		11,793
Real Estate

Health Care REITs – 0.5%
Health Care REIT, Inc.,
4.000%, 6–1–25	1,300	1,282
Senior Housing Properties Trust,
4.750%, 2–15–28	1,500	1,450

		2,732

Hotel & Resort REITs – 0.6%
Hospitality Properties Trust,
3.950%, 1–15–28	3,700	3,348

Industrial REITs – 0.6%
Air Lease Corp.,
3.250%, 3–1–25	3,000	2,803
Aircastle Ltd.,
5.500%, 2–15–22	598	622

		3,425

Specialized REITs – 1.9%
American Tower Corp.:
3.000%, 6–15–23	2,500	2,406
4.400%, 2–15–26	1,000	1,001
3.125%, 1–15–27	2,500	2,273
American Tower Trust I,
3.652%, 3–23–28 (B)	1,000	981
Crown Castle International Corp.:
2.250%, 9–1–21	500	480
5.250%, 1–15–23	1,027	1,076
3.200%, 9–1–24	1,250	1,189
4.000%, 3–1–27	2,000	1,937

		11,343

Total Real Estate – 3.6%		20,848
Telecommunication Services

Integrated Telecommunication Services – 1.3%
AT&T, Inc.:
4.250%, 3–1–27	1,500	1,480
4.900%, 8–15–37 (B)	250	238
5.650%, 2–15–47	1,000	1,024
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC,
4.738%, 3–20–25 (B)	500	500
Verizon Communications, Inc.:
2.625%, 8–15–26	500	453
4.500%, 8–10–33	3,500	3,472
4.812%, 3–15–39	559	562

		7,729

Wireless Telecommunication Service – 1.2%
Crown Castle Towers LLC,
3.663%, 5–15–25 (B)	2,450	2,400
Sprint Spectrum L.P.,
3.360%, 9–20–21 (B)	2,625	2,615
Vodafone Group plc,
4.125%, 5–30–25	2,000	1,984

		6,999

Total Telecommunication Services – 2.5%		14,728
Utilities

Electric Utilities – 3.3%
AEP Transmission Co. LLC,
4.250%, 9–15–48	3,000	2,989
Commonwealth Edison Co.,
3.650%, 6–15–46	3,000	2,713
Duke Energy Carolinas LLC,
3.750%, 6–1–45	5,500	5,063
Duke Energy Indiana LLC,
3.750%, 5–15–46	1,000	913

Edison International:
2.125%, 4–15–20	1,000	981
2.950%, 3–15–23	2,000	1,916
Entergy Arkansas, Inc.,
4.000%, 6–1–28	1,800	1,799
Kansas City Power & Light Co.,
4.200%, 3–15–48	1,000	958
MidAmerican Energy Co.,
3.950%, 8–1–47	1,000	957
Sierra Pacific Power Co.,
2.600%, 5–1–26	1,000	922

		19,211

Gas Utilities – 0.3%
Southern California Gas Co.,
4.300%, 1–15–49	1,500	1,530

Independent Power Producers & Energy Traders – 0.3%
Black Hills Corp.,
4.350%, 5–1–33	2,000	1,958

Multi-Utilities – 1.8%
Baltimore Gas and Electric Co.,
4.250%, 9–15–48	1,500	1,489
Berkshire Hathaway Energy Co.,
2.800%, 1–15–23 (A)	1,500	1,458
Dominion Resources, Inc.,
2.750%, 1–15–22	3,000	2,920
Pacific Gas and Electric Co.:
3.300%, 12–1–27	500	457
3.950%, 12–1–47	1,000	867
Public Service Electric and Gas Co.:
1.900%, 3–15–21	2,000	1,940
2.250%, 9–15–26	1,500	1,345

		10,476

Water Utilities – 0.4%
California Water Service Co.,
5.875%, 5–1–19	2,000	2,030

Total Utilities – 6.1%		35,205

TOTAL CORPORATE DEBT SECURITIES – 87.5%		$505,996
(Cost: $519,794)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
3.847%, 3–25–35 (C)	1,125	845
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
4.251%, 2–25–34 (C)	15	—	*

		845

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$845
(Cost: $1,134)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.4%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12–15–18	2,500	2,510

New York – 0.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (B)	3,205	4,183

Ohio – 0.3%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	2,000	1,885

Pennsylvania – 0.1%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds),
4.750%, 7–15–22	750	767

TOTAL MUNICIPAL BONDS – TAXABLE – 1.5%		$9,345
(Cost: $8,485)

OTHER GOVERNMENT SECURITIES (D)
Canada – 0.5%
Province de Quebec,
7.140%, 2–27–26	2,500	3,022

Mexico – 0.2%
United Mexican States,
3.750%, 1–11–28	1,000	952

Spain – 0.7%
Telefonica Emisiones S.A.U.:
4.103%, 3–8–27	3,000	2,882
4.665%, 3–6–38	1,500	1,408

		4,290

TOTAL OTHER GOVERNMENT SECURITIES – 1.4%		$8,264
(Cost: $8,226)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Tennessee Valley Authority,
2.875%, 2–1–27	1,000	964

Mortgage-Backed Obligations – 0.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index),
4.489%, 12–25–44 (B)(C)	5,000	5,131
Government National Mortgage Association Agency REMIC/CMO,
0.013%, 6–17–45 (E)	13	—	*

		5,131

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.1%		$6,095
(Cost: $6,251)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.6%
U.S. Treasury Bonds,
2.750%, 11–15–47	1,000	915
U.S. Treasury Notes:
2.000%, 10–31–22	5,000	4,821
2.000%, 11–30–22	2,000	1,927
2.750%, 7–31–23	1,500	1,487
2.875%, 4–30–25	5,500	5,458
2.875%, 7–31–25	6,000	5,950
2.875%, 5–15–28	6,000	5,910

		26,468

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.6%		$26,468
(Cost: $26,864)

SHORT-TERM SECURITIES
Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (F)	3,168	3,168

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (G)(H)	560	560

TOTAL SHORT-TERM SECURITIES – 0.6%		$3,728
(Cost: $3,728)

TOTAL INVESTMENT SECURITIES – 99.2%		$573,846
(Cost: $587,814)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		4,527

NET ASSETS – 100.0%		$578,373

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $547 are on loan.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $91,662 or 15.8% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at September 30, 2018.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$2,543	$—	$—
Asset-Backed Securities	—	10,562	—
Corporate Debt Securities	—	505,996	—
Mortgage-Backed Securities	—	845	—
Municipal Bonds	—	9,345	—
Other Government Securities	—	8,264	—
United States Government Agency Obligations	—	6,095	—
United States Government Obligations	—	26,468	—
Short-Term Securities	560	3,168	—
Total	$3,103	$570,743	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$587,814

Gross unrealized appreciation	2,404
Gross unrealized depreciation	(16,372)

Net unrealized depreciation	$(13,968)

SCHEDULE OF INVESTMENTS Energy (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 3.4%
Chevron Corp.	20	$2,391
Suncor Energy, Inc.	90	3,488

		5,879

Oil & Gas Drilling – 7.3%
Ensco plc	480	4,055
Patterson-UTI Energy, Inc.	246	4,214
Transocean, Inc. (A)(B)	325	4,539

		12,808

Oil & Gas Equipment & Services – 24.5%
C&J Energy Services, Inc. (A)	114	2,368
Cactus, Inc., Class A (A)	100	3,827
Core Laboratories N.V.	33	3,764
Dril-Quip, Inc. (A)	66	3,449
FMC Technologies, Inc.	95	2,959
Forum Energy Technologies, Inc. (A)	280	2,895
FTS International, Inc. (A)	141	1,660
Halliburton Co.	153	6,213
Helix Energy Solutions Group, Inc. (A)	229	2,265
Liberty Oilfield Services, Inc., Class A (B)	61	1,305
National Oilwell Varco, Inc.	18	793
ProPetro Holding Corp. (A)	105	1,738
Schlumberger Ltd.	96	5,836
Superior Energy Services, Inc. (A)	380	3,698

		42,770

Oil & Gas Exploration & Production – 48.1%
Anadarko Petroleum Corp.	73	4,918
Centennial Resource Development, Inc., Class A (A)	133	2,906
Concho Resources, Inc. (A)	73	11,205
Continental Resources, Inc. (A)	136	9,286
Devon Energy Corp.	92	3,682
Diamondback Energy, Inc.	49	6,590
EOG Resources, Inc.	57	7,233
Marathon Oil Corp.	246	5,725
Oasis Petroleum LLC (A)	442	6,266
Parsley Energy, Inc., Class A (A)	224	6,550
Pioneer Natural Resources Co.	36	6,219
Whiting Petroleum Corp. (A)	122	6,461
WPX Energy, Inc. (A)	355	7,136

		84,177

Oil & Gas Refining & Marketing – 8.7%
Marathon Petroleum Corp.	55	4,434
PBF Energy, Inc., Class A	54	2,708
Phillips 66	35	3,994
Valero Energy Corp.	36	4,118

		15,254

Oil & Gas Storage & Transportation – 3.3%
Energy Transfer Partners L.P.	95	2,125
Enterprise Products Partners L.P.	96	2,758
MPLX L.P.	25	869

		5,752

Total Energy – 95.3%		166,640
Industrials

Industrial Machinery – 1.2%
Dover Corp. (A)	50	2,174

Total Industrials – 1.2%		2,174
Information Technology

Data Processing & Outsourced Services – 2.6%
Wright Express Corp. (A)	22	4,467

Total Information Technology – 2.6%		4,467

TOTAL COMMON STOCKS – 99.1%		$173,281
(Cost: $151,175)

SHORT-TERM SECURITIES	Principal
Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (C)	$1,632	1,632

Money Market Funds – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (D)(E)	1,198	1,198

TOTAL SHORT-TERM SECURITIES – 1.6%		$2,830
(Cost: $2,830)

TOTAL INVESTMENT SECURITIES – 100.7%		$176,111
(Cost: $154,005)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(1,198)

NET ASSETS – 100.0%		$174,913

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $4,539 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at September 30, 2018.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$173,281	$—	$—
Short-Term Securities	1,198	1,632	—
Total	$174,479	$1,632	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$154,005

Gross unrealized appreciation	34,680
Gross unrealized depreciation	(12,574)

Net unrealized appreciation	$22,106

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Panama

Financials – 0.7%
Banco Latinoamericano de Comercio Exterior S.A.	8	$160

Total Panama – 0.7%		$160

TOTAL COMMON STOCKS – 0.7%		$160
(Cost: $194)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 1.1%
Pampa Energia S.A.
7.500%, 1–24–27 (A)	$150	133
Pan American Energy LLC
7.875%, 5–7–21	100	102

		235

Total Argentina – 1.1%		$235
Australia

Utilities – 0.9%
Ausgrid Finance Pty Ltd.
3.850%, 5–1–23 (A)	200	198

Total Australia – 0.9%		$198
Austria

Consumer Staples – 0.9%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2–5–23 (A)	200	198

Total Austria – 0.9%		$198
Bermuda

Consumer Staples – 0.5%
Bacardi Ltd.
4.450%, 5–15–25 (A)	100	100

Total Bermuda – 0.5%		$100
Brazil

Consumer Staples – 0.8%
Cosan Ltd.
5.950%, 9–20–24 (A)	200	189

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
7.000%, 7–8–13 (B)	96	–	*

Materials – 0.9%
Fibria Overseas Finance Ltd.
4.000%, 1–14–25	150	139
Vale Overseas Ltd.
6.250%, 8–10–26	50	55

		194

Utilities – 0.8%
Aegea Finance S.a.r.l.
5.750%, 10–10–24 (A)	200	187

Total Brazil – 2.5%		$570
Canada

Financials – 0.2%
Royal Bank of Canada
4.650%, 1–27–26	50	51

Total Canada – 0.2%		$51
Cayman Islands

Industrials – 0.6%
Guanay Finance Ltd.
6.000%, 12–15–20 (A)	122	123

Materials – 1.8%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4–15–21 (A)	200	205
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.)
4.375%, 5–15–23 (A)	200	200

		405

Telecommunication Services – 1.0%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	200	209

Total Cayman Islands – 3.4%		$737
Chile

Financials – 0.7%
Banco Santander Chile
2.500%, 12–15–20 (A)		150	147

Industrials – 0.9%
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)		200	204

Utilities – 0.4%
Enel Chile S.A.
4.875%, 6–12–28		80	81

Total Chile – 2.0%			$432
China

Energy – 0.9%
Sinopec Group Overseas Development (2018) Ltd.
4.125%, 9–12–25 (A)(C)		200	198

Information Technology – 0.9%
Tencent Holdings Ltd.
2.985%, 1–19–23 (A)		200	194

Total China – 1.8%			$392
Columbia

Financials – 0.9%
Banco de Bogota S.A.
5.375%, 2–19–23 (A)		200	205

Utilities – 0.9%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (D)	COP	302,000	107
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (D)		274,000	93

			200

Total Columbia – 1.8%			$405
France

Financials – 1.0%
BNP Paribas S.A.
7.625%, 12–29–49 (A)		$200	210

Total France – 1.0%			$210
Hong Kong

Financials – 0.9%
Bangkok Bank Public Co. Ltd.
4.050%, 3–19–24 (A)		200	200

Total Hong Kong – 0.9%			$200
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)		200	197

Materials – 0.9%
Vedanta Resources plc
6.375%, 7–30–22 (A)		200	193

Total India – 1.8%			$390
Indonesia

Utilities – 0.9%
Perusahaan Listrik Negara
5.450%, 5–21–28 (A)		200	205

Total Indonesia – 0.9%			$205
Ireland

Financials – 1.6%
MTS International Funding Ltd.
5.000%, 5–30–23(A)		350	340

Total Ireland – 1.6%			$340
Japan

Financials – 0.9%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7–25–27		100	94
Sumitomo Mitsui Financial Group, Inc.
3.748%, 7–19–23		110	110

			204

Total Japan – 0.9%			$204

Luxembourg

Consumer Staples – 0.8%
Minerva Luxembourg S.A.
5.875%, 1–19–28 (A)	200	178

Information Technology – 0.8%
Atento Luxco 1 S.A.
6.125%, 8–10–22 (A)	175	171

Total Luxembourg – 1.6%		$349
Mexico

Consumer Discretionary – 0.9%
Nemak S.A.B. de C.V.
4.750%, 1–23–25 (A)	200	195

Consumer Staples – 0.9%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6–30–20 (A)	200	204

Financials – 1.6%
Banco Santander S.A.
4.125%, 11–9–22 (A)	150	149
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)	200	197

		346

Materials – 1.7%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps)
6.614%, 12–29–49 (A)(E)	150	146
CEMEX S.A.B. de C.V.
7.750%, 4–16–26 (A)	200	219

		365

Total Mexico – 5.1%		$1,110
Netherlands

Consumer Discretionary – 0.9%
VTR Finance B.V.
6.875%, 1–15–24 (A)	200	204

Energy – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5–23–21	16	17

Financials – 3.1%
Cooperatieve Rabobank U.A.
3.875%, 2–8–22	75	76
Enel Finance International N.V.
4.625%, 9–14–25 (A)	200	196
Sigma Finance, Inc.
4.875%, 3–27–28 (A)	200	196
Syngenta Finance N.V.
5.182%, 4–24–28 (A)	200	191

		659

Total Netherlands – 4.1%		$880
Norway

Energy – 0.7%
Aker BP ASA
6.000%, 7–1–22 (A)	150	155

Total Norway – 0.7%		$155
Peru

Financials – 0.7%
Banco de Credito del Peru
4.250%, 4–1–23 (A)	150	151

Total Peru – 0.7%		$151
Qatar

Energy – 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9–30–20 (A)	68	70

Total Qatar – 0.3%		$70
Singapore

Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8–12–20	100	104

Total Singapore – 0.5%		$104
South Korea

Financials – 2.0%
Hyundai Capital Services, Inc.
3.017%, 8–29–22 (A)	210	202
Woori Bank
2.625%, 7–20–21 (A)	250	242

		444

Total South Korea – 2.0%		$444
Switzerland

Financials – 1.1%
Credit Suisse Group AG
4.282%, 1–9–28 (A)	250	243

Total Switzerland – 1.1%		$243
United Arab Emirates

Energy – 0.9%
Abu Dhabi National Energy Co.
4.375%, 4–23–25 (A)	200	199

Financials – 1.5%
ICICI Bank Ltd.
3.500%, 3–18–20 (A)	325	322

Total United Arab Emirates – 2.4%		$521
United Kingdom

Consumer Staples – 0.9%
Imperial Tobacco Finance plc
3.750%, 7–21–22 (A)	200	199

Financials – 5.0%
ANZ New Zealand International Ltd.
3.450%, 1–21–28 (A)	200	190
Barclays plc
8.250%, 12–29–49	200	202
HSBC Holdings plc:
4.583%, 6–19–29	300	300
5.625%, 12–29–49	200	199
State Bank of India
4.875%, 4–17–24 (A)	200	202

		1,093

Total United Kingdom – 5.9%		$1,292
United States

Consumer Staples – 4.0%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB)
2.650%, 2–1–21	500	493
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	250	249
Maple Escrow Subsidiary, Inc.
4.597%, 5–25–28 (A)	125	126

		868

Energy – 0.6%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7–15–25 (A)	125	128

Financials – 5.4%
Bank of America Corp.
3.593%, 7–21–28	125	119
BBVA Bancomer S.A.
6.500%, 3–10–21 (A)	150	157
Citigroup, Inc.
3.520%, 10–27–28	125	117
Cooperatieve Rabobank U.A.
3.125%, 4–26–21	250	248
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	50	50
Goldman Sachs Group, Inc. (The)
3.814%, 4–23–29	100	96
JPMorgan Chase & Co.
3.540%, 5–1–28	118	113
TerraForm Global Operating LLC (GTD by Terra Form Global LLC)
6.125%, 3–1–26 (A)	50	48
Wells Fargo & Co.
4.300%, 7–22–27	125	124
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
6.104%, 3–29–49 (E)	125	127

		1,199

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	100	101
4.500%, 1–15–23 (A)	75	76

		177

Industrials – 1.5%
Azul Investments LLP
5.875%, 10–26–24 (A)	200	173
BAE Systems Holdings, Inc.
2.850%, 12–15–20 (A)	75	74

TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	82	83

		330

Real Estate – 1.9%
Aircastle Ltd.:
4.625%, 12–15–18	135	136
4.400%, 9–25–23	100	100
American Tower Corp.
3.400%, 2–15–19	170	170

		406

Telecommunication Services – 1.1%
T-Mobile USA, Inc.
6.000%, 3–1–23	230	237

Utilities – 1.2%
Sempra Energy
2.850%, 11–15–20	250	247

Total United States – 16.5%		$3,592

TOTAL CORPORATE DEBT SECURITIES – 63.1%		$13,778
(Cost: $14,166)

OTHER GOVERNMENT SECURITIES (F)
Argentina – 1.5%
Republic of Argentina
6.875%, 4–22–21	350	334

Brazil – 1.8%
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 5–9–24 (A)	200	193
Federative Republic of Brazil
4.875%, 1–22–21	200	202

		395

Columbia – 1.2%
Republic of Colombia
4.375%, 7–12–21	250	255

Indonesia – 2.0%
Republic of Indonesia:
3.750%, 4–25–22 (A)	250	248
2.950%, 1–11–23	200	191

		439

Luxembourg – 0.9%
Rumo Luxembourg S.a.r.l.
7.375%, 2–9–24 (A)	200	204

Mexico – 1.2%
United Mexican States
3.625%, 3–15–22	250	250

Qatar – 0.9%
Qatar Government Bond
2.375%, 6–2–21 (A)	200	194

Russia – 0.9%
Russian Federation
3.500%, 1–16–19 (A)	200	200

Saudi Arabia – 1.1%
Saudi Arabia Government Bond
2.375%, 10–26–21 (A)	250	241

Turkey – 1.8%
Turkey Government Bond:
5.125%, 3–25–22	200	190
6.250%, 9–26–22	200	196

		386

United States – 0.4%
Republic of Argentina
5.625%, 1–26–22	100	90

TOTAL OTHER GOVERNMENT SECURITIES – 13.7%		$2,988
(Cost: $3,074)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 19.7%
U.S. Treasury Bonds
2.250%, 11–15–25	450	428
U.S. Treasury Notes:
1.250%, 10–31–21	200	190
1.750%, 11–30–21	300	290
1.875%, 10–31–22	100	96
1.375%, 6–30–23	850	791
1.625%, 10–31–23	800	750
2.125%, 9–30–24	650	619
1.500%, 8–15–26	460	411
2.375%, 5–15–27	775	736

		4,311

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.7%		$4,311
(Cost: $4,511)

SHORT-TERM SECURITIES
Master Note – 1.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10–5–18 (G)	390	390

Money Market Funds – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.140%, (H)(I)	82	82

TOTAL SHORT-TERM SECURITIES – 2.2%		$472
(Cost: $472)

TOTAL INVESTMENT SECURITIES – 99.4%		$21,709
(Cost: $22,417)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		142

NET ASSETS – 100.0%		$21,851

Notes to Schedule of Investments

* Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $10,669 or 48.8% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	All or a portion of securities with an aggregate value of $79 are on loan.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Rate shown is the annualized 7-day yield at September 30, 2018.

(I)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$160	$—	$—
Corporate Debt Securities	—	13,778	—
Other Government Securities	—	2,988	—
United States Government Obligations	—	4,311	—
Short-Term Securities	82	390	—
Total	$242	$21,467	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$22,417

Gross unrealized appreciation	103
Gross unrealized depreciation	(811)

Net unrealized depreciation	$(708)

SCHEDULE OF INVESTMENTS Global Equity Income (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 2.3%
Suncor Energy, Inc.	195	$7,551

Financials – 2.0%
Bank of Montreal	81	6,714

Total Canada – 4.3%		$14,265
China

Consumer Discretionary – 0.4%
ANTA Sports Products Ltd.	259	1,242

Energy – 2.5%
CNOOC Ltd.	4,226	8,367

Total China – 2.9%		$9,609
France

Consumer Discretionary – 1.1%
LVMH Moet Hennessy - Louis Vuitton	10	3,590

Energy – 3.2%
Total S.A.	162	10,474

Financials – 2.2%
BNP Paribas S.A.	116	7,108

Industrials – 3.3%
Compagnie de Saint-Gobain	62	2,689
Schneider Electric S.A.	51	4,079
Vinci	46	4,361
		11,129

Telecommunication Services – 1.5%
Orange S.A.	314	5,010

Total France – 11.3%		$37,311
Hong Kong

Financials – 1.9%
BOC Hong Kong (Holdings) Ltd.	1,329	6,315

Utilities – 1.0%
Guangdong Investment Ltd.	1,948	3,459

Total Hong Kong – 2.9%		$9,774
Ireland

Health Care – 1.8%
Medtronic plc	59	5,836

Materials – 0.9%
CRH plc	93	3,036

Total Ireland – 2.7%		$8,872
Italy

Utilities – 1.7%
ENEL S.p.A.	1,103	5,652

Total Italy – 1.7%		$5,652
Japan

Financials – 2.1%
Tokio Marine Holdings, Inc.	139	6,891

Information Technology – 0.9%
Tokyo Electron Ltd.	22	3,009

Total Japan – 3.0%		$9,900
Malaysia

Financials – 1.1%
Bumiputra-Commerce Holdings Berhad	2,441	3,545

Total Malaysia – 1.1%		$3,545
Netherlands

Energy – 3.8%
Royal Dutch Shell plc, Class A (A)	364	12,519

Financials – 1.1%
ING Groep N.V., Certicaaten Van Aandelen	291	3,778

Industrials – 1.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	102	4,658

Total Netherlands – 6.3%		$20,955
Norway

Consumer Staples – 1.1%
Marine Harvest ASA	159	3,674

Total Norway – 1.1%		$3,674
Russia

Energy – 1.2%
PJSC LUKOIL ADR	53	4,081

Total Russia – 1.2%		$4,081
Singapore

Financials – 1.1%
DBS Group Holdings Ltd.	185	3,525

Total Singapore – 1.1%		$3,525

South Africa

Materials – 1.0%
Mondi plc	120	3,303

Total South Africa – 1.0%		$3,303
Spain

Financials – 1.1%
Banco Santander S.A.	734	3,695

Total Spain – 1.1%		$3,695
Switzerland

Consumer Staples – 3.0%
Nestle S.A., Registered Shares	118	9,863

Health Care – 2.4%
Roche Holdings AG, Genusscheine	32	7,861

Total Switzerland – 5.4%		$17,724
United Kingdom

Consumer Discretionary – 0.9%
Bellway plc	73	2,852

Consumer Staples – 4.3%
British American Tobacco plc	107	5,015
Unilever N.V., Certicaaten Van Aandelen	38	2,097
Unilever plc	130	7,152

		14,264

Financials – 1.0%
3i Group plc	269	3,300

Health Care – 1.6%
AstraZeneca plc	69	5,328

Industrials – 1.3%
BAE Systems plc	490	4,024

Materials – 2.4%
Anglo American plc (A)	148	3,333
Rio Tinto plc	92	4,652

		7,985

Total United Kingdom – 11.5%		$37,753
United States

Consumer Discretionary – 1.0%
Home Depot, Inc. (The)	17	3,490

Consumer Staples – 3.3%
Philip Morris International, Inc.	51	4,131
Wal-Mart Stores, Inc.	73	6,860

		10,991

Energy – 3.0%
Chevron Corp.	80	9,776

Financials – 2.2%
JPMorgan Chase & Co.	33	3,703
KeyCorp	185	3,671

		7,374

Health Care – 9.7%
AbbVie, Inc.	61	5,779
Johnson & Johnson	97	13,347
Pfizer, Inc.	297	13,093

		32,219

Industrials – 6.8%
Eaton Corp.	75	6,483
Lockheed Martin Corp.	29	9,895
United Technologies Corp.	43	5,977

		22,355

Information Technology – 6.1%
Cypress Semiconductor Corp.	197	2,852
Intel Corp.	241	11,378
Microsoft Corp.	52	5,942

		20,172

Materials – 5.3%
Dow Chemical Co. (The)	125	8,063
Eastman Chemical Co.	59	5,609
WestRock Co.	66	3,549

		17,221

Utilities – 1.3%
Exelon Corp.	96	4,185

Total United States – 38.7%		$127,783

TOTAL COMMON STOCKS – 97.3%		$321,421
(Cost: $316,451)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.3%
Mondelez International, Inc.
2.280%, 10–1–18	$2,371	2,371
Northern Illinois Gas Co.
2.200%, 10–12–18	2,000	1,998

		4,369

Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10–5–18 (C)	3,689	3,689

Money Market Funds – 2.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.140%, (D)(E)	9,425	9,425

TOTAL SHORT-TERM SECURITIES – 5.3%		$17,483
(Cost: $17,484)

TOTAL INVESTMENT SECURITIES – 102.6%		$338,904
(Cost: $333,935)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.6)%		(8,676)

NET ASSETS – 100.0%		$330,228

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $9,272 are on loan.

(B)	Rate shown is the yield to maturity at September 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at September 30, 2018.

(E)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$321,421	$—	$—
Short-Term Securities	9,425	8,058	—
Total	$330,846	$8,058	$—

During the period ended September 30, 2018, securities totaling $15,012 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 30, 2017. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Municipal Curve

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$333,935

Gross unrealized appreciation	20,971
Gross unrealized depreciation	(16,002)

Net unrealized appreciation	$4,969

SCHEDULE OF INVESTMENTS Global Growth (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 1.9%
Canadian Natural Resources Ltd.	48	$1,561
Seven Generations Energy Ltd., Class A (A)	137	1,628

		3,189

Total Canada – 1.9%		$3,189
China

Financials – 1.7%
Ping An Insurance (Group) Co. of China Ltd., H Shares (B)	282	2,864

Information Technology – 1.4%
Alibaba Group Holding Ltd. ADR (A)	9	1,531
Baidu.com, Inc. ADR (A)	3	793

		2,324

Total China – 3.1%		$5,188
France

Consumer Discretionary – 1.0%
LVMH Moet Hennessy - Louis Vuitton	5	1,592

Consumer Staples – 0.7%
Pernod Ricard S.A.	7	1,079

Energy – 1.9%
Total S.A. ADR	48	3,076

Industrials – 5.8%
Airbus SE	64	8,079
Schneider Electric S.A.	19	1,537

		9,616

Information Technology – 1.5%
Ubisoft Entertainment S.A. (A)	22	2,400

Total France – 10.9%		$17,763
Germany

Health Care – 0.9%
Fresenius SE & Co. KGaA	20	1,491

Total Germany – 0.9%		$1,491
Hong Kong

Consumer Discretionary – 0.4%
Galaxy Entertainment Group	106	672

Financials – 1.8%
AIA Group Ltd.	324	2,895

Total Hong Kong – 2.2%		$3,567
India

Financials – 0.8%
HDFC Bank Ltd.	48	1,328

Total India – 0.8%		$1,328
Italy

Consumer Discretionary – 2.2%
Ferrari N.V.	26	3,547

Total Italy – 2.2%		$3,547
Japan

Consumer Discretionary – 3.5%
Isuzu Motors Ltd.	207	3,263
Start Today Co. Ltd.	79	2,383

		5,646

Industrials – 2.8%
Dakin Industries Ltd.	7	972
Recruit Holdings Co. Ltd.	109	3,634

		4,606

Total Japan – 6.3%		$10,252
Netherlands

Consumer Staples – 1.4%
Heineken N.V.	24	2,213

Energy – 1.0%
Royal Dutch Shell plc, Class B	46	1,609

Industrials – 1.7%
Koninklijke Philips Electronics N.V., Ordinary Shares	60	2,717

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	3	507

Total Netherlands – 4.4%		$7,046

Sweden

Information Technology – 1.0%
Hexagon AB, Class B	28	1,635

Total Sweden – 1.0%		$1,635
Switzerland

Industrials – 1.0%
Ferguson plc	20	1,705

Total Switzerland – 1.0%		$1,705
United Kingdom

Consumer Discretionary – 1.0%
Compass Group plc	76	1,691

Consumer Staples – 3.0%
British American Tobacco plc	43	2,003
Imperial Tobacco Group plc	86	2,979

		4,982

Financials – 2.4%
Prudential plc	172	3,951

Total United Kingdom – 6.4%		$10,624
United States

Consumer Discretionary – 11.3%
Amazon.com, Inc. (A)	4	7,781
Dollar General Corp.	37	4,040
Home Depot, Inc. (The)	24	4,876
Lowe’s Co., Inc.	9	1,078
Marriott International, Inc., Class A	7	877

		18,652

Energy – 1.6%
Halliburton Co.	30	1,225
Schlumberger Ltd.	24	1,434

		2,659

Financials – 5.6%
CME Group, Inc.	28	4,737
Goldman Sachs Group, Inc. (The)	9	2,020
KeyCorp	115	2,278

		9,035

Health Care – 13.7%
Alexion Pharmaceuticals, Inc. (A)	10	1,426
Cigna Corp.	16	3,345
HCA Holdings, Inc.	34	4,709
Johnson & Johnson	27	3,670
Thermo Fisher Scientific, Inc.	14	3,363
UnitedHealth Group, Inc.	22	5,829

		22,342

Industrials – 2.6%
Eaton Corp.	22	1,909
Northrop Grumman Corp.	7	2,285

		4,194

Information Technology – 23.3%
Adobe Systems, Inc. (A)	17	4,535
Applied Materials, Inc.	17	657
Arista Networks, Inc. (A)	7	1,920
Cognizant Technology Solutions Corp., Class A	54	4,186
Facebook, Inc., Class A (A)	14	2,294
MasterCard, Inc., Class A	31	6,883
Microsoft Corp.	72	8,279
PayPal, Inc. (A)	31	2,766
Visa, Inc., Class A	45	6,690

		38,210

Total United States – 58.1%		$95,092

TOTAL COMMON STOCKS – 99.2%		$162,427
(Cost: $128,729)

SHORT-TERM SECURITIES	Principal
Master Note – 1.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.470%, 10–5–18 (C)	$2,584	2,584

TOTAL SHORT–TERM SECURITIES – 1.6%		$2,584
(Cost: $2,584)

TOTAL INVESTMENT SECURITIES – 100.8%		$165,011
(Cost: $131,313)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(1,281)

NET ASSETS – 100.0%		$163,730

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,152 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$162,427	$—	$—
Short-Term Securities	—	2,584	—
Total	$162,427	$2,584	$—

During the period ended September 30, 2018, securities totaling $119,808 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$131,313

Gross unrealized appreciation	37,308
Gross unrealized depreciation	(3,610)

Net unrealized appreciation	$33,698

SCHEDULE OF INVESTMENTS Government Money Market (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (A)	$1,560	$1,560

Total Master Note – 0.6%		1,560

TOTAL CORPORATE OBLIGATIONS – 0.6%		$1,560
(Cost: $1,560)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 99.3%
Federal National Mortgage Association,
2.010%, 10–1–18	112,473	112,473
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.190%, 10–3–18 (A)	1,747	1,747
2.170%, 10–7–18 (A)	31,213	31,213
2.190%, 10–7–18 (A)	11,785	11,785
2.200%, 10–7–18 (A)	56,259	56,258
2.220%, 10–7–18 (A)	27,041	27,041
2.240%, 10–7–18 (A)	13,779	13,779

		254,296

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 99.3%		$254,296
(Cost: $254,296)

TOTAL INVESTMENT SECURITIES – 99.9%		$255,856
(Cost: $255,856)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		286

NET ASSETS – 100.0%		$256,142

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,560	$—
United States Government Agency Obligations	—	254,296	—
Total	$—	$255,856	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$255,856

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Growth (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.2%
V.F. Corp.	274	$25,596

Automobile Manufacturers – 0.4%
Ferrari N.V.	24	3,322

Cable & Satellite – 0.6%
Comcast Corp., Class A	138	4,887

Footwear – 3.0%
NIKE, Inc., Class B	292	24,713

Home Improvement Retail – 3.1%
Home Depot, Inc. (The)	120	24,920

Internet & Direct Marketing Retail – 7.4%
Amazon.com, Inc. (A)	25	49,280
Booking Holdings, Inc. (A)	5	10,713

		59,993

Specialty Stores – 1.2%
Ulta Beauty, Inc. (A)	34	9,507

Total Consumer Discretionary – 18.9%		152,938
Consumer Staples

Soft Drinks – 1.9%
Monster Beverage Corp. (A)	258	15,025

Tobacco – 0.7%
Philip Morris International, Inc.	72	5,879

Total Consumer Staples – 2.6%		20,904
Energy

Oil & Gas Equipment & Services – 1.1%
Halliburton Co.	210	8,523

Total Energy – 1.1%		8,523
Financials

Financial Exchanges & Data – 5.2%
CME Group, Inc.	187	31,761
S&P Global, Inc.	52	10,229

		41,990

Investment Banking & Brokerage – 1.2%
Charles Schwab Corp. (The)	200	9,840

Total Financials – 6.4%		51,830
Health Care

Health Care Equipment – 5.2%
Abiomed, Inc. (A)	16	7,376
Danaher Corp.	149	16,223
Intuitive Surgical, Inc. (A)	32	18,425

		42,024

Managed Health Care – 2.8%
UnitedHealth Group, Inc.	85	22,534

Pharmaceuticals – 4.9%
Elanco Animal Health, Inc. (A)	24	821
Pfizer, Inc.	388	17,112
Zoetis, Inc.	235	21,489

		39,422

Total Health Care – 12.9%		103,980
Industrials

Aerospace & Defense – 2.6%
Lockheed Martin Corp.	25	8,476
Northrop Grumman Corp.	39	12,250

		20,726

Construction Machinery & Heavy Trucks – 1.9%
Caterpillar, Inc.	100	15,218

Industrial Machinery – 2.1%
Stanley Black & Decker, Inc.	119	17,456

Railroads – 1.1%
Union Pacific Corp.	54	8,777

Research & Consulting Services – 2.5%
Verisk Analytics, Inc., Class A (A)	169	20,349

Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	89	10,598

Total Industrials – 11.5%		93,124
Information Technology

Application Software – 9.6%
Adobe Systems, Inc. (A)	90	24,376
Intuit, Inc.	66	15,077
NVIDIA Corp.	25	6,885
salesforce.com, Inc. (A)	197	31,313

		77,651

Data Processing & Outsourced Services – 12.6%
FleetCor Technologies, Inc. (A)	31	6,995
MasterCard, Inc., Class A	166	36,975
PayPal, Inc. (A)	244	21,442
Visa, Inc., Class A	246	36,847

		102,259

Home Entertainment Software – 2.1%
Electronic Arts, Inc. (A)	145	17,495

Internet Software & Services – 6.1%
Alphabet, Inc., Class A (A)	18	22,041
Alphabet, Inc., Class C (A)	12	14,836
Facebook, Inc., Class A (A)	74	12,170

		49,047

Semiconductors – 0.7%
Microchip Technology, Inc.	71	5,602

Systems Software – 7.3%
Microsoft Corp.	515	58,935

Technology Hardware, Storage & Peripherals – 6.5%
Apple, Inc.	232	52,409

Total Information Technology – 44.9%		363,398
Real Estate

Specialized REITs – 1.2%
American Tower Corp., Class A	66	9,532

Total Real Estate – 1.2%		9,532

TOTAL COMMON STOCKS – 99.5%		$804,229
(Cost: $542,313)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.4%
Kroger Co. (The),
2.350%, 10–1–18	$3,624	3,623

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (C)	982	982

TOTAL SHORT-TERM SECURITIES – 0.5%		$4,605
(Cost: $4,606)

TOTAL INVESTMENT SECURITIES – 100.0%		$808,834
(Cost: $546,919)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(194)

NET ASSETS – 100.0%		$808,640

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$804,229	$—	$—
Short-Term Securities	—	4,605	—
Total	$804,229	$4,605	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$546,919

Gross unrealized appreciation	270,311
Gross unrealized depreciation	(8,396)

Net unrealized appreciation	$261,915

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc. (A)(C)	13		$711

Broadcasting – 0.0%
Cumulus Media, Inc., Class A (A)	20		341

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(B)	78		209
Altice USA, Inc., Class A	32		586

			795

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(D)	—	*	81

Education Services – 0.7%
Laureate Education, Inc., Class A (A)	443		6,834

Total Consumer Discretionary – 0.9%			8,762
Consumer Staples

Agricultural Products – 0.0%
ASG Warrant Corp. (A)(C)	1		—

Total Consumer Staples – 0.0%			—
Energy

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC (A)(D)(E)	1		277

Oil & Gas Exploration & Production – 0.0%
Midstates Petroleum Co., Inc. (A)	64		568
Sabine Oil & Gas Corp. (A)(D)	—	*	17

			585

Total Energy – 0.0%			862
Financials

Other Diversified Financial Services – 0.4%
J.G. Wentworth Co. (The) (C)(D)	364		3,554

Total Financials – 0.4%			3,554
Health Care

Pharmaceuticals – 0.1%
Concordia International Corp. (A)(B)	41		822

Total Health Care – 0.1%			822
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (C)(D)	1,605		109

Total Industrials – 0.0%			109

TOTAL COMMON STOCKS – 1.4%			$14,109
(Cost: $14,313)

INVESTMENT FUNDS
Registered Investment Companies – 2.7%
iShares iBoxx $ High Yield Corporate Bond ETF (F)	290		25,068

TOTAL INVESTMENT FUNDS – 2.7%			$25,068
(Cost: $25,202)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.2%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	4,583		2,557

Total Consumer Staples – 0.2%			2,557
Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(D)	8		8,180

Total Energy – 0.9%			8,180
Financials

Other Diversified Financial Services – 0.0%
New Cotai Participation Corp., Class A Preferred (A)(C)(D)	2		1

Total Financials – 0.0%			1

TOTAL PREFERRED STOCKS – 1.1%			$10,738
(Cost: $10,500)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (D)(G)		1	7

			7

TOTAL WARRANTS – 0.0%			$7
(Cost: $7)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.3%
Acosta, Inc.,
7.750%, 10–1–22 (H)		$5,709	1,941
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24		573	580

			2,521

Automotive Retail – 0.5%
Allison Transmission, Inc.,
5.000%, 10–1–24 (H)		781	777
Penske Automotive Group, Inc.,
5.500%, 5–15–26		474	461
Sonic Automotive, Inc.,
5.000%, 5–15–23		3,603	3,396

			4,634

Broadcasting – 2.8%
Clear Channel International B.V.,
8.750%, 12–15–20 (H)		725	748
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		9,435	9,622
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		101	101
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		4,089	4,099
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (H)		2,524	2,499
6.000%, 7–15–24 (H)		8,000	8,302

			25,371

Cable & Satellite – 9.4%
Altice Financing S.A.:
6.625%, 2–15–23 (H)		1,725	1,738
7.500%, 5–15–26 (H)		4,462	4,351
Altice France S.A.:
7.375%, 5–1–26 (H)		10,505	10,516
8.125%, 2–1–27 (H)		7,900	8,117
Altice S.A.:
7.250%, 5–15–22 (H)(I)	EUR	256	296
7.750%, 5–15–22 (F)(H)		$13,756	13,388
6.250%, 2–15–25 (H)(I)	EUR	354	383
7.625%, 2–15–25 (F)(H)		$4,103	3,719
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (H)		3,161	3,196
5.500%, 5–15–26 (H)		2,745	2,737
Block Communications, Inc.,
6.875%, 2–15–25 (H)		609	624
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (H)		1,187	1,174
5.000%, 2–1–28 (H)		4,233	3,978
CSC Holdings LLC,
5.375%, 2–1–28 (H)		4,930	4,708
DISH DBS Corp.:
6.750%, 6–1–21		1,374	1,403
5.875%, 7–15–22		2,310	2,254
5.875%, 11–15–24		1,724	1,549
7.750%, 7–1–26 (F)		2,821	2,673
Neptune Finco Corp.:
10.125%, 1–15–23 (H)		4,123	4,511
6.625%, 10–15–25 (H)		788	830
10.875%, 10–15–25 (H)		2,746	3,189
VTR Finance B.V.,
6.875%, 1–15–24 (H)		11,391	11,591

			86,925

Casinos & Gaming – 2.5%
Everi Payments, Inc.,
7.500%, 12–15–25 (H)		4,320	4,363
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (H)		2,588	2,724
Golden Nugget, Inc.:
6.750%, 10–15–24 (H)		6,150	6,239
8.750%, 10–1–25 (H)		1,181	1,238
Stars Group Holdings B.V. and Stars Group (U.S.) Co–Borrower LLC,
7.000%, 7–15–26 (H)		2,529	2,609
Studio City Finance Ltd.,
8.500%, 12–1–20 (H)		2,523	2,529
Wynn Macau Ltd.:
4.875%, 10–1–24 (H)		855	805
5.500%, 10–1–27 (H)		2,301	2,154

			22,661

Education Services – 2.0%
Laureate Education, Inc.,
8.250%, 5–1–25 (H)		16,978	18,181

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc.,
7.250%, 5–1–25 (H)	2,468	2,610

Leisure Facilities – 0.2%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4–15–27	2,137	2,078

Movies & Entertainment – 0.2%
WMG Acquisition Corp.,
5.500%, 4–15–26 (H)	1,878	1,864

Publishing – 0.4%
E.W. Scripps Co.,
5.125%, 5–15–25 (H)	351	337
MDC Partners, Inc.,
6.500%, 5–1–24 (H)	3,949	3,495

		3,832

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10–15–25 (H)	4,838	4,632

Specialized Consumer Services – 0.3%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10–1–21 (H)	2,371	2,385
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (H)	896	874

		3,259

Specialty Stores – 1.2%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (H)	7,241	6,797
Cumberland Farms, Inc.,
6.750%, 5–1–25 (H)	1,904	1,952
Party City Holdings, Inc.,
6.625%, 8–1–26 (H)	1,912	1,936

		10,685

Total Consumer Discretionary – 20.6%		189,253
Consumer Staples

Food Distributors – 0.6%
Performance Food Group, Inc.,
5.500%, 6–1–24 (H)	2,754	2,726
U.S. Foods, Inc.,
5.875%, 6–15–24 (H)	2,910	2,925

		5,651

Packaged Foods & Meats – 3.7%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (H)	400	407
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (H)	5,436	5,355
5.750%, 6–15–25 (H)	4,378	4,263
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2–15–28 (H)	3,115	3,096
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (H)	881	848
5.875%, 9–30–27 (H)	3,082	2,912
Post Holdings, Inc.:
5.500%, 3–1–25 (H)	781	775
5.000%, 8–15–26 (H)	1,267	1,198
5.750%, 3–1–27 (H)	5,618	5,519
Simmons Foods, Inc.:
7.750%, 1–15–24 (H)	1,266	1,310
5.750%, 11–1–24 (H)	10,900	8,352

		34,035

Total Consumer Staples – 4.3%		39,686
Energy

Oil & Gas Drilling – 1.3%
Ensco plc,
7.750%, 2–1–26	2,484	2,465
KCA Deutag UK Finance plc,
7.250%, 5–15–21 (H)	5,209	4,910
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (H)(J)	8,682	4,558
Offshore Group Investment Ltd.,
0.000%, 11–1–19 (C)(K)	1,693	—	*

		11,933

Oil & Gas Equipment & Services – 0.7%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7–15–25 (H)	3,292	3,384
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5–1–24 (H)	1,745	1,867
SESI LLC,
7.125%, 12–15–21	1,114	1,129

		6,380

Oil & Gas Exploration & Production – 3.8%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (H)	2,965	1,816
Chesapeake Energy Corp.:
7.000%, 10–1–24	4,475	4,475
8.000%, 1–15–25 (F)	377	389
Crownrock L.P.,
5.625%, 10–15–25 (H)	7,521	7,361
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (H)	2,453	2,453
5.750%, 1–30–28 (H)	1,789	1,789

Extraction Oil & Gas, Inc.,
5.625%, 2–1–26 (H)	3,370	2,982
Laredo Petroleum, Inc.,
6.250%, 3–15–23	821	821
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10–15–27 (H)	1,752	1,756
Sanchez Energy Corp.,
7.250%, 2–15–23 (F)(H)	622	613
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (H)	5,646	5,815
5.375%, 9–30–25 (H)	2,523	2,454
Ultra Resources, Inc.,
6.875%, 4–15–22 (H)	1,396	663
Whiting Petroleum Corp.,
6.625%, 1–15–26	1,239	1,289

		34,676

Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	1,081	1,100
6.375%, 7–1–26	386	393
Comstock Escrow Corp.,
9.750%, 8–15–26 (H)	10,817	10,793
EP Energy LLC and Everest Acquisition Finance, Inc.,
7.750%, 5–15–26 (H)	1,933	1,979
QEP Resources, Inc.,
5.625%, 3–1–26	1,599	1,529

		15,794

Total Energy – 7.5%		68,783
Financials

Consumer Finance – 0.9%
CURO Group Holdings Corp.,
8.250%, 9–1–25 (H)	3,179	3,060
Quicken Loans, Inc.,
5.750%, 5–1–25 (H)	5,176	5,169

		8,229

Financial Exchanges & Data – 1.2%
Financial & Risk U.S. Holdings, Inc.:
6.250%, 5–15–26 (H)	2,561	2,559
8.250%, 11–15–26 (H)	8,449	8,398

		10,957

Insurance Brokers – 1.1%
NFP Corp.,
6.875%, 7–15–25 (H)	10,370	10,370

Investment Banking & Brokerage – 0.1%
VHF Parent LLC,
6.750%, 6–15–22 (H)	824	851

Other Diversified Financial Services – 4.2%
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (H)	9,982	10,656
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	3,681	3,773
6.375%, 12–15–25	1,227	1,231
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5–1–19 (H)(L)	23,529	23,058

		38,718

Property & Casualty Insurance – 1.0%
Amwins Group, Inc.,
7.750%, 7–1–26 (H)	3,153	3,279
Hub International Ltd.,
7.000%, 5–1–26 (H)	6,394	6,402

		9,681

Specialized Finance – 1.4%
Compass Group Diversified Holdings LLC,
8.000%, 5–1–26 (H)	2,534	2,610
Hadrian Merger Sub, Inc.,
8.500%, 5–1–26 (H)	4,714	4,502
Tervita Escrow Corp.,
7.625%, 12–1–21 (H)	1,289	1,329
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4–1–23 (H)	3,903	3,903

		12,344

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (H)	2,943	2,943

Total Financials – 10.2%		94,093
Health Care

Health Care Facilities – 0.8%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	548	529
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (H)	1,906	1,981
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (F)(H)	4,607	4,797

		7,307

Health Care Supplies – 0.9%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11–1–21 (H)	465	512

Universal Hospital Services, Inc.,
7.625%, 8–15–20	8,232	8,262

		8,774

Health Care Technology – 1.1%
Verscend Holding Corp.,
9.750%, 8–15–26 (H)	9,914	10,224

Life Sciences Tools & Services – 0.9%
Avantor, Inc.:
6.000%, 10–1–24 (H)	2,149	2,181
9.000%, 10–1–25 (H)	5,688	5,866

		8,047

Pharmaceuticals – 1.7%
Concordia Healthcare Corp.,
8.000%, 9–6–24	430	420
HLF Financing S.a.r.l. LLC and Herbalife International, Inc.,
7.250%, 8–15–26 (H)	891	906
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (H)	2,117	2,133
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (H)	117	112
5.500%, 11–1–25 (H)	1,252	1,250
9.000%, 12–15–25 (H)	855	920
9.250%, 4–1–26 (H)	2,515	2,713
8.500%, 1–31–27 (H)	1,934	2,031
VPII Escrow Corp.,
7.500%, 7–15–21 (H)	1,750	1,783
VRX Escrow Corp.:
5.875%, 5–15–23 (H)	1,882	1,827
6.125%, 4–15–25 (H)	1,727	1,642

		15,737

Total Health Care – 5.4%		50,089
Industrials

Aerospace & Defense – 2.8%
KLX, Inc.,
5.875%, 12–1–22 (H)	8,441	8,720
TransDigm UK Holdings plc,
6.875%, 5–15–26 (H)	2,171	2,228
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	5,075	5,157
6.500%, 7–15–24	6,077	6,226
6.500%, 5–15–25	1,162	1,184
6.375%, 6–15–26	2,490	2,515

		26,030

Building Products – 0.2%
Summit Materials LLC and Summit Materials Finance Corp.,
6.125%, 7–15–23	777	788
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	953	944

		1,732

Diversified Support Services – 0.5%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (H)	3,901	3,843
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (H)	690	690
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	472	484

		5,017

Environmental & Facilities Services – 1.0%
GFL Environmental, Inc.:
5.625%, 5–1–22 (H)	820	793
5.375%, 3–1–23 (H)	4,399	4,135
7.000%, 6–1–26 (H)	3,835	3,706
Waste Pro USA, Inc.,
5.500%, 2–15–26 (H)	482	471

		9,105

Security & Alarm Services – 0.9%
Prime Security Services Borrower LLC,
9.250%, 5–15–23(H)	7,504	8,025

Total Industrials – 5.4%		49,909
Information Technology

Application Software – 1.4%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (H)	13,902	13,103

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (H)	6,395	6,443
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (H)	12,951	13,257
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (H)	1,192	1,223

		20,923

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25 (H)	687	656
NCR Escrow Corp.:
5.875%, 12–15–21	4,719	4,766
6.375%, 12–15–23	4,266	4,346
Pioneer Holding Corp.,
9.000%, 11–1–22 (H)	3,739	3,861

		13,629

Total Information Technology – 5.1%		47,655

Materials

Aluminum – 1.4%
Constellium N.V.:
5.750%, 5–15–24 (H)	3,551	3,529
6.625%, 3–1–25 (H)	4,140	4,192
5.875%, 2–15–26 (H)	2,322	2,272
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (H)	1,471	1,500
5.875%, 9–30–26 (H)	985	962

		12,455

Commodity Chemicals – 0.4%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (H)	2,943	2,834
5.250%, 6–1–27 (H)	1,177	1,096

		3,930

Construction Materials – 0.7%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (H)	6,615	5,953

Fertilizers & Agricultural Chemicals – 0.6%
Pinnacle Operating Corp.,
9.000%, 5–15–23 (H)	6,601	5,875

Metal & Glass Containers – 0.4%
ARD Finance S.A. (7.125% Cash or 7.875% PIK),
7.125%, 9–15–23 (L)	548	555
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1–31–23 (H)(L)	1,516	1,516
HudBay Minerals, Inc.:
7.250%, 1–15–23 (H)	408	419
7.625%, 1–15–25 (H)	611	631

		3,121

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (H)	727	694

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (H)	1,082	1,112

Total Materials – 3.7%		33,140
Telecommunication Services

Alternative Carriers – 0.5%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22	4,720	4,460

Integrated Telecommunication Services – 4.9%
Frontier Communications Corp.:
6.875%, 1–15–25	4,973	3,023
11.000%, 9–15–25 (F)	8,236	6,421
8.500%, 4–1–26 (H)	3,126	2,954
GCI, Inc.,
6.875%, 4–15–25	4,808	4,972
Olympus Merger Sub, Inc.,
8.500%, 10–15–25 (H)	15,487	14,209
Sprint Corp.:
7.250%, 9–15–21	5,357	5,658
7.875%, 9–15–23	3,652	3,935
7.125%, 6–15–24	2,049	2,128
7.625%, 3–1–26	1,879	1,989

		45,289

Wireless Telecommunication Service – 0.7%
Digicel Group Ltd.:
8.250%, 9–30–20 (H)	938	716
7.125%, 4–1–22 (H)	1,280	838
Digicel Ltd.,
6.750%, 3–1–23 (F)(H)	1,655	1,380
Sable International Finance Ltd.,
6.875%, 8–1–22 (H)	2,985	3,119
Sprint Nextel Corp.,
11.500%, 11–15–21	389	456

		6,509

Total Telecommunication Services – 6.1%		56,258

TOTAL CORPORATE DEBT SECURITIES – 68.3%		$628,866
(Cost: $639,270)

LOANS (M)
Consumer Discretionary

Advertising – 0.4%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.492%, 7–25–21(C)	800	736
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.742%, 7–25–22	3,371	2,823

		3,559

Apparel Retail – 1.6%
J. Crew Group, Inc. (ICE LIBOR plus 322 bps):
5.450%, 3–5–21	687	624
5.462%, 3–5–21	492	447
5.606%, 3–5–21	1,809	1,645
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
6.742%, 3–19–20	4,302	4,211
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
10.742%, 3–19–21	6,503	6,292

TRLG Intermediate Holdings LLC,
10.000%, 10–27–22	1,541	1,489

		14,708

Broadcasting – 0.3%
MLN U.S. Holdco LLC:
0.000%, 7–13–25 (N)	1,900	1,917
0.000%, 7–13–26 (N)	1,267	1,252

		3,169

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps),
5.839%, 1–7–22	96	94

Education Services – 0.7%
Laureate Education, Inc. (ICE LIBOR plus 350 bps),
5.742%, 4–26–24	6,451	6,475

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
6.242%, 5–15–23	2,573	2,559

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps),
6.886%, 8–31–25 (C)	1,144	1,153

Restaurants – 0.4%
NPC International, Inc. (ICE LIBOR plus 350 bps),
5.576%, 4–20–24	803	806
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.576%, 4–18–25	3,326	3,351

		4,157

Specialized Consumer Services – 0.5%
Asurion LLC (ICE LIBOR plus 300 bps),
5.242%, 11–3–24	2,516	2,532
Asurion LLC (ICE LIBOR plus 600 bps),
8.742%, 8–4–25	1,861	1,911

		4,443

Specialty Stores – 0.9%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
7.509%, 10–16–23	3,068	3,079
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.432%, 5–21–24	5,586	5,516

		8,595

Textiles – 0.4%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.408%, 6–15–25 (C)	3,869	3,898

Total Consumer Discretionary – 5.6%		52,810
Consumer Staples

Food Distributors – 0.2%
Dairyland USA Corp. (ICE LIBOR plus 400 bps),
6.080%, 6–22–22	1,605	1,611

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
10.492%, 10–21–22	1,807	1,807

Total Consumer Staples – 0.4%		3,418
Energy

Coal & Consumable Fuels – 1.0%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.992%, 3–28–22	7,134	7,121
Westmoreland Coal Co.,
0.000%, 5–22–19 (N)	144	144
Westmoreland Coal Co. (3–Month U.S. LIBOR plus 825 bps),
10.562%, 5–22–19	650	648
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.834%, 12–16–20 (O)	3,865	1,021

		8,934

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (11.330% Cash or 11.330% PIK),
11.330%, 8–7–20 (C)(E)(L)	912	898

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 475 bps),
6.962%, 12–31–22	1,928	1,956

Oil & Gas Storage & Transportation – 0.6%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.992%, 2–16–21	1,911	1,815
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.992%, 8–12–20	3,471	3,408

		5,223

Total Energy – 1.9%		17,011

Financials

Asset Management & Custody Banks – 0.4%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
9.092%, 7–20–26 (C)	4,048	4,129

Financial Exchanges & Data – 0.2%
Hudson River Trading LLC (ICE LIBOR plus 425 bps),
6.326%, 4–3–25 (C)	2,200	2,211

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 300 bps),
5.242%, 1–8–24	1,642	1,641

Investment Banking & Brokerage – 1.1%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.992%, 8–25–22	10,291	10,325

Property & Casualty Insurance – 0.2%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.335%, 4–25–25	1,599	1,602

Specialized Finance – 1.2%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.742%, 2–28–25 (C)	8,479	8,521
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.742%, 2–28–26 (C)	2,807	2,765

		11,286

Total Financials – 3.3%		31,194
Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp.,
0.000%, 6–19–25 (C)(N)	632	603

Health Care Facilities – 1.0%
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps),
6.000%, 7–2–25 (C)	7,415	7,499
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps),
9.375%, 7–2–26	1,897	1,944

		9,443

Health Care Services – 0.5%
Heartland Dental LLC,
0.000%, 4–30–25 (N)	625	625
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.992%, 4–30–25	4,159	4,159

		4,784

Health Care Technology – 1.0%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.742%, 8–27–25	9,030	9,101

Life Sciences Tools & Services – 0.0%
Avantor, Inc. (ICE LIBOR plus 400 bps),
6.242%, 11–22–24	224	227

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps),
7.620%, 9–6–24	1,188	1,159

Total Health Care – 2.7%		25,317
Industrials

Building Products – 0.2%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
10.242%, 3–27–22	1,785	1,633

Construction & Engineering – 1.0%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.242%, 5–10–25	7,872	7,979
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.886%, 7–10–22 (C)	1,119	1,030

		9,009

Diversified Support Services – 0.3%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
5.992%, 8–25–24	1,436	1,448
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.992%, 8–25–25	1,208	1,208

		2,656

Industrial Conglomerates – 0.6%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.886%, 10–20–22	5,256	5,263
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.886%, 10–20–23	798	798

		6,061

Industrial Machinery – 0.8%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.886%, 1–30–23 (C)	7,863	7,745

Total Industrials – 2.9%		27,104
Information Technology

Application Software – 0.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.386%, 9–19–25	1,954	1,984

Data Processing & Outsourced Services – 0.7%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
9.360%, 5–1–25	2,171	2,169
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps),
5.992%, 5–21–25 (C)	3,185	3,189

		5,358

Internet Software & Services – 0.1%
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
9.992%, 11–12–21 (C)	959	957

Total Information Technology – 1.0%		8,299
Materials

Construction Materials – 0.4%
Hillman Group, Inc. (The),
0.000%, 5–31–25 (N)	4,353	4,302

Paper Packaging – 0.1%
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
9.408%, 10–1–22 (C)	1,182	1,182

Total Materials – 0.5%		5,484
Telecommunication Services

Integrated Telecommunication Services – 0.9%
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.242%, 10–10–24	8,317	8,287

Total Telecommunication Services – 0.9%		8,287

TOTAL LOANS – 19.2%		$178,924
(Cost: $180,828)

SHORT-TERM SECURITIES
Commercial Paper (P) – 6.4%
Brown-Forman Corp.,
2.124%, 10–9–18	7,500	7,495
Clorox Co. (The),
2.740%, 10–15–18	4,000	3,995
Comcast Corp.,
2.740%, 10–17–18	3,000	2,996
International Paper Co.,
2.302%, 10–3–18	2,500	2,499
Northern Illinois Gas Co.,
2.401%, 10–3–18	5,000	4,998
Walgreens Boots Alliance, Inc.:
2.304%, 10–4–18	5,000	4,998
2.880%, 10–11–18	3,000	2,998
2.850%, 10–12–18	2,000	1,998
Wisconsin Electric Power Co.:
2.223%, 10–2–18	4,000	3,999
2.252%, 10–3–18	17,425	17,419
2.250%, 10–4–18	5,400	5,398

		58,793

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (Q)	8,486	8,486

Money Market Funds – 2.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.140%, (R)(S)	26,095	26,095

Municipal Obligations – 0.2%
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.),
2.330%, 10–17–18	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 10.3%		$95,374
(Cost: $95,387)

TOTAL INVESTMENT SECURITIES – 103.0%		$953,086
(Cost: $965,507)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.0)%		(27,441)

NET ASSETS – 100.0%		$925,645

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At September 30, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
BIS Industries Ltd.	12-22-17	1,605		$ 151	$ 109
J.G. Wentworth Co. (The)	1-25-18	364		3,211	3,554
Larchmont Resources LLC	12-8-16	1		340	277
New Cotai Participation Corp., Class B	4-12-13	—	*	62	81
Sabine Oil & Gas Corp.	12-7-16	—	*	12	17
New Cotai Participation Corp., Class A Preferred	8-17-18	2		1	1
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583		2,083	2,557
Targa Resources Corp., 9.500%	10-24-17	8		8,415	8,180
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1		7	7
				$14,282	$14,783

The total value of these securities represented 1.6% of net assets at September 30, 2018.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(F)	All or a portion of securities with an aggregate value of $28,554 are on loan.

(G)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $512,838 or 55.4% of net assets.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(J)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2018.

(K)	Zero coupon bond.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(P)	Rate shown is the yield to maturity at September 30, 2018.

(Q)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(R)	Investment made with cash collateral received from securities on loan.

(S)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following forward foreign currency contracts were outstanding at September 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	755	U.S. Dollar	882	10-5-18	Morgan Stanley International	$6	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,970	$—	$792
Energy	568	294	—
Financials	—	—	3,554
Health Care	822	—	—
Industrials	—	—	109
Total Common Stocks	$9,360	$294	$4,455
Investment Funds	25,068	—	—
Preferred Stocks	—	8,180	2,558
Warrants	—	7	—
Corporate Debt Securities	—	628,866	—	*
Loans	—	132,408	46,516
Short-Term Securities	26,095	69,279	—
Total	$60,523	$839,034	$53,529
Forward Foreign Currency Contracts	$—	$6	$—

During the period ended September 30, 2018, securities totaling $814 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 1-1-18	$1,041	$3,753	$15,721
Net realized gain (loss)	—	—	19
Net unrealized appreciation (depreciation)	51	(1,196)	304
Purchases	3,363	1	32,100
Sales	—	—	(2,566)
Amortization/Accretion of premium/discount	—	—	40
Transfers into Level 3 during the period	—	—	898
Transfers out of Level 3 during the period		—	—
Ending Balance 9-30-18	$4,455	$2,558	$46,516
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-18	$51	$(1,196)	$366

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$711	Market comparable approach	Adjusted EBITDA multiple	9.19x
	81	Market comparable approach	Adjusted revenue multiple	10.34x
			Illiquidity discount	10%
	—	Market comparable approach	No market color	N/A
	3,554	Market comparable approach	Broker quotes	N/A
	109	Market comparable approach	Adjusted EBITDA multiple	5.36x
Preferred Stocks	2,557	Market comparable approach	Adjusted EBITDA multiple	11.10x
			Illiquidity discount	10%
	1	Cost approach	Cost of position	0
Loans	46,516	Third-party vendor pricing service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$965,507

Gross unrealized appreciation	13,921
Gross unrealized depreciation	(26,342)

Net unrealized depreciation	$(12,421)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 0.5%
Oil Search Ltd.	572	$3,734

Materials – 2.4%
BHP Billiton plc	239	5,215
BHP Billiton plc ADR	99	4,349
Newcrest Mining Ltd.	599	8,410

		17,974

Total Australia – 2.9%		$21,708
Brazil

Information Technology – 0.8%
MercadoLibre, Inc.	19	6,503

Total Brazil – 0.8%		$6,503
Canada

Energy – 3.6%
Canadian Natural Resources Ltd.	317	10,364
Seven Generations Energy Ltd., Class A (A)	687	8,191
Suncor Energy, Inc.	264	10,199

		28,754

Total Canada – 3.6%		$28,754
China

Consumer Discretionary – 1.2%
Huayu Automotive Systems Co. Ltd., A Shares	2,915	9,539

Consumer Staples – 1.4%
Wuliangye Yibin Co. Ltd., A Shares	1,121	11,075

Financials – 1.3%
China Construction Bank Corp.	11,726	10,246

Industrials – 0.8%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	969	5,969

Information Technology – 2.4%
Alibaba Group Holding Ltd. ADR (A)	54	8,880
Baidu.com, Inc. ADR (A)	45	10,199

		19,079

Telecommunication Services – 1.1%
China Unicom Ltd.	7,620	8,975

Total China – 8.2%		$64,883
Denmark

Industrials – 1.1%
A.P. Moller – Maersk A/S	6	8,529

Total Denmark – 1.1%		$8,529
France

Consumer Staples – 1.8%
Danone S.A.	183	14,152

Energy – 2.5%
Total S.A.	303	19,663

Financials – 2.5%
Axa S.A.	378	10,147
Societe Generale S.A.	217	9,297

		19,444

Industrials – 3.2%
Airbus SE	120	15,047
Schneider Electric S.A.	128	10,307

		25,354

Information Technology – 1.0%
Criteo S.A. ADR(A)	330	7,575

Telecommunication Services – 2.4%
Orange S.A.	1,180	18,809

Total France – 13.4%		$104,997
Germany

Consumer Discretionary – 1.3%
adidas AG	40	9,868

Health Care – 4.5%
Bayer AG	158	14,063
Fresenius Medical Care AG & Co. KGaA	118	12,084
Fresenius SE & Co. KGaA	124	9,068

		35,215

Information Technology – 2.2%
SAP AG	143	17,622

Real Estate – 0.5%
Deutsche Wohnen AG	85	4,082

Total Germany – 8.5%		$66,787
Hong Kong

Financials – 2.5%
AIA Group Ltd.	1,238	11,054
Hong Kong Exchanges and Clearing Ltd. (B)	290	8,299

		19,353

Total Hong Kong – 2.5%		$19,353

India

Financials – 1.0%
Axis Bank Ltd.	951	8,045

Total India – 1.0%		$8,045
Ireland

Materials – 1.4%
CRH plc	342	11,206

Total Ireland – 1.4%		$11,206
Italy

Financials – 0.9%
UniCredit S.p.A.	486	7,315

Total Italy – 0.9%		$7,315
Japan

Consumer Discretionary – 3.9%
Isuzu Motors Ltd.	967	15,237
Subaru Corp.	515	15,783

		31,020

Consumer Staples – 1.0%
Calbee, Inc.(B)	252	8,298

Energy – 1.3%
Inpex Corp.	807	10,068

Financials – 2.9%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,826	11,394
Tokio Marine Holdings, Inc.	229	11,342

		22,736

Industrials – 2.6%
Komatsu Ltd.	341	10,381
SMC Corp.	33	10,432

		20,813

Information Technology – 2.1%
Tokyo Electron Ltd.	61	8,436
Yahoo Japan Corp.	2,123	7,643

		16,079

Telecommunication Services – 1.8%
Nippon Telegraph and Telephone Corp.	307	13,876

Total Japan – 15.6%		$122,890
Luxembourg

Energy – 1.3%
Tenaris S.A.	314	5,258
Tenaris S.A. ADR	147	4,934

		10,192

Materials – 1.6%
ArcelorMittal	405	12,596

Total Luxembourg – 2.9%		$22,788
Netherlands

Consumer Staples – 1.3%
Koninklijke Ahold Delhaize N.V.	442	10,127

Energy – 1.8%
Royal Dutch Petroleum Co., New York Shares	58	3,965
Royal Dutch Shell plc, Class A	291	9,978

		13,943

Total Netherlands – 3.1%		$24,070
Norway

Financials – 1.2%
DNB ASA	444	9,351

Total Norway – 1.2%		$9,351
South Korea

Information Technology – 1.4%
Samsung Electronics Co. Ltd.	264	11,034

Total South Korea – 1.4%		$11,034
Spain

Industrials – 1.2%
ACS Actividades de Construccion y Servicios S.A.	217	9,222

Total Spain – 1.2%		$9,222
Sweden

Financials – 1.4%
Swedbank AB	459	11,385

Total Sweden – 1.4%		$11,385
Switzerland

Consumer Staples – 2.1%
Nestle S.A., Registered Shares	196	16,349

Financials – 1.3%
UBS Group AG	634	10,010

Health Care – 3.2%
Novartis AG ADR	51	4,355
Novartis AG, Registered Shares	55	4,730
Roche Holdings AG, Genusscheine	67	16,134

		25,219

Industrials – 2.8%
Adecco S.A.	161	8,455
Ferguson plc	156	13,209

		21,664

Total Switzerland – 9.4%		$73,242
Taiwan

Information Technology – 1.1%
MediaTek, Inc.	1,058	8,538

Total Taiwan – 1.1%		$8,538
United Kingdom

Consumer Discretionary – 2.5%
Compass Group plc	393	8,739
Whitbread plc	182	11,165

		19,904

Consumer Staples – 5.5%
British American Tobacco plc	243	11,374
Imperial Tobacco Group plc	274	9,529
Reckitt Benckiser Group plc	114	10,407
Unilever plc	208	11,449

		42,759

Energy – 0.6%
FMC Technologies, Inc.	151	4,703

Financials – 1.3%
Standard Chartered plc	1,190	9,872

Industrials – 2.3%
Babcock International Group plc	864	8,146
BAE Systems plc	1,224	10,044

		18,190

Information Technology – 0.9%
Amdocs Ltd.	106	7,020

Materials – 1.0%
Rio Tinto plc	145	7,338
Rio Tinto plc ADR	23	1,163

		8,501

Telecommunication Services – 1.1%
BT Group plc	3,050	8,956

Total United Kingdom – 15.2%		$119,905
United States

Information Technology – 1.0%
Cognizant Technology Solutions Corp., Class A	107	8,217

Total United States – 1.0%		$8,217

TOTAL COMMON STOCKS – 97.8%		$768,722
(Cost: $759,185)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10–5–18 (C)	$3,129	3,129

TOTAL SHORT-TERM SECURITIES – 0.4%		$3,129
(Cost: $3,129)

TOTAL INVESTMENT SECURITIES – 98.2%		$771,851
(Cost: $762,314)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.8%		14,188

NET ASSETS – 100.0%		$786,039

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $5,132 are on loan.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at September 30, 2018:

Underlying Security	Counterparty	Maturity Date	Notional Amount		Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
TechnipFMC plc	Goldman Sachs International	09/28/2020	EUR	1,589	1-Month EURIBOR less 30 bps	$(7)	$—	$(7)

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$768,722	$—	$—
Short-Term Securities	—	3,129	—
Total	$768,722	$3,129	$—
Liabilities
Total Return Swaps	$—	$7	$—

During the period ended September 30, 2018, securities totaling $549,557 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$762,314

Gross unrealized appreciation	60,940
Gross unrealized depreciation	(51,403)

Net unrealized appreciation	$9,537

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$922	$878
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–9–21 (A)	1,000	983

TOTAL ASSET-BACKED SECURITIES – 0.4%		$1,861
(Cost: $1,928)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.6%
BorgWarner Automotive, Inc.,
8.000%, 10–1–19	2,000	2,086
Lear Corp.,
5.375%, 3–15–24	1,257	1,292

		3,378

Automobile Manufacturers – 0.3%
BMW U.S. Capital LLC,
2.150%, 4–6–20 (A)	2,000	1,970

Cable & Satellite – 0.2%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
4.450%, 4–1–24	1,190	1,210

General Merchandise Stores – 0.8%
Dollar General Corp.,
3.250%, 4–15–23	1,000	976
Family Dollar Stores, Inc.,
5.000%, 2–1–21	3,500	3,592

		4,568

Total Consumer Discretionary – 1.9%		11,126
Consumer Staples

Brewers – 0.6%
Molson Coors Brewing Co.:
1.900%, 3–15–19	3,000	2,988
2.250%, 3–15–20	750	739

		3,727

Distillers & Vintners – 1.2%
Constellation Brands, Inc.:
3.875%, 11–15–19	3,950	3,983
2.250%, 11–6–20	3,000	2,931

		6,914

Food Retail – 0.2%
Kroger Co. (The),
6.800%, 12–15–18	1,245	1,255

Packaged Foods & Meats – 0.5%
Smithfield Foods, Inc.,
2.700%, 1–31–20 (A)	2,800	2,757

Total Consumer Staples – 2.5%		14,653
Energy

Oil & Gas Equipment & Services – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	1,850	1,872
2.800%, 2–15–21	1,800	1,777

		3,649

Oil & Gas Exploration & Production – 0.8%
Aker BP ASA,
6.000%, 7–1–22 (A)	1,000	1,031
EQT Corp.,
8.125%, 6–1–19	2,650	2,736
Exxon Mobil Corp.,
2.397%, 3–6–22	1,000	974

		4,741

Oil & Gas Refining & Marketing – 0.5%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
2.000%, 11–15–18	2,625	2,623

Oil & Gas Storage & Transportation – 2.3%
Enbridge, Inc.,
2.900%, 7–15–22	2,470	2,395
Energy Transfer Partners L.P.,
4.150%, 10–1–20	3,860	3,910
EQT Midstream Partners L.P.,
4.750%, 7–15–23	1,500	1,521

Kinder Morgan Energy Partners L.P.:
3.500%, 3–1–21	1,000	1,003
3.450%, 2–15–23	1,646	1,614
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10–15–23	1,800	1,772
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	800	814

		13,029

Total Energy – 4.2%		24,042
Financials

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.,
3.875%, 1–15–20	2,055	2,063

Consumer Finance – 4.9%
Ally Financial, Inc.:
3.250%, 11–5–18	2,208	2,207
4.125%, 3–30–20	3,685	3,699
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,000
2.125%, 10–10–18	3,000	3,000
Capital One Bank USA N.A.,
2.300%, 6–5–19	2,950	2,940
Discover Bank,
3.100%, 6–4–20	2,500	2,484
Discover Financial Services,
3.950%, 11–6–24	500	489
Ford Motor Credit Co. LLC:
2.551%, 10–5–18	3,179	3,179
2.681%, 1–9–20	1,000	989
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	3,000	2,992
3.200%, 7–6–21	1,000	988
3.700%, 5–9–23	2,450	2,396
Synchrony Financial,
2.600%, 1–15–19	1,995	1,993

		28,356

Diversified Banks – 5.1%
ABN AMRO Bank N.V.,
2.100%, 1–18–19 (A)	2,000	1,996
Bank of America Corp.:
3.499%, 5–17–22	1,000	999
4.100%, 7–24–23	1,666	1,696
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	2,550	2,538
BB&T Corp.,
2.050%, 5–10–21	1,150	1,114
Branch Banking and Trust Co.,
1.450%, 5–10–19	2,000	1,986
KeyBank N.A.,
2.300%, 9–14–22	2,000	1,911
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7–26–21	1,450	1,452
2.998%, 2–22–22	500	490
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	2,100	2,021
Nordea Bank AB (3–Month U.S. LIBOR plus 94 bps),
3.250%, 8–30–23 (A)(B)	3,000	3,010
Northern Trust Corp.,
2.375%, 8–2–22	2,269	2,187
Royal Bank of Canada,
2.350%, 10–30–20	5,000	4,919
U.S. Bancorp,
5.125%, 1–15–67	2,980	3,065

		29,384

Investment Banking & Brokerage – 1.7%
Daiwa Securities Group, Inc.,
3.129%, 4–19–22 (A)	2,000	1,950
Goldman Sachs Group, Inc. (The):
2.600%, 12–27–20	2,500	2,460
2.350%, 11–15–21	1,000	962
3.000%, 4–26–22	1,000	980
Morgan Stanley:
5.750%, 1–25–21	1,000	1,051
4.875%, 11–1–22	2,250	2,331
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.413%, 5–31–23 (B)	300	300

		10,034

Life & Health Insurance – 1.2%
Athene Global Funding:
2.875%, 10–23–18 (A)	2,550	2,551
2.750%, 4–20–20 (A)	1,000	987
New York Life Global Funding,
1.550%, 11–2–18 (A)	1,500	1,499
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	2,000	1,972

		7,009

Other Diversified Financial Services – 1.8%
Citigroup, Inc.:
2.650%, 10–26–20	1,000	987
2.700%, 3–30–21	1,000	983
2.750%, 4–25–22	2,000	1,942
JPMorgan Chase & Co.:
4.250%, 10–15–20	1,000	1,019
2.972%, 1–15–23	1,500	1,461
3.000%, 2–27–30 (C)	850	784
USAA Capital Corp.,
2.450%, 8–1–20 (A)	3,245	3,200

		10,376

Property & Casualty Insurance – 0.7%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	2,543	2,497
Berkshire Hathaway, Inc.,
2.100%, 8–14–19	1,555	1,547

		4,044

Regional Banks – 0.7%
PNC Bank N.A.,
2.550%, 12–9–21	1,000	974
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	1,447	1,485
Sumitomo Mitsui Banking Corp. (3-Month U.S. LIBOR plus 35 bps),
2.686%, 1–17–20 (B)	1,000	1,002
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3–6–19 (A)	500	499

		3,960

Specialized Finance – 1.1%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	1,875	1,880
International Lease Finance Corp.,
6.250%, 5–15–19	3,500	3,568
Syngenta Finance N.V.,
3.698%, 4–24–20 (A)	750	749

		6,197

Total Financials – 17.5%		101,423
Health Care

Biotechnology – 0.8%
Amgen, Inc.,
2.200%, 5–11–20	4,940	4,869

Health Care Supplies – 0.2%
Stryker Corp.,
2.625%, 3–15–21	1,000	985

Managed Health Care – 0.9%
Halfmoon Parent, Inc.,
3.200%, 9–17–20 (A)	5,100	5,081

Pharmaceuticals – 0.2%
Bayer U.S. Finance II LLC,
3.875%, 12–15–23 (A)	1,500	1,489

Total Health Care – 2.1%		12,424
Industrials

Aerospace & Defense – 1.6%
BAE Systems Holdings, Inc.,
6.375%, 6–1–19 (A)	2,470	2,524
KLX, Inc.,
5.875%, 12–1–22 (A)	5,725	5,914
Northrop Grumman Corp.,
3.250%, 8–1–23	680	667

		9,105

Air Freight & Logistics – 0.4%
FedEx Corp.,
8.000%, 1–15–19	2,252	2,285

Airlines – 0.3%
Aviation Capital Group Corp.,
2.875%, 1–20–22 (A)	1,000	969
Delta Air Lines, Inc.,
3.400%, 4–19–21	625	621

		1,590

Diversified Support Services – 0.2%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
4.625%, 7–15–23	1,500	1,511

Industrial Conglomerates – 0.2%
General Electric Capital Corp.,
5.012%, 1–1–24	995	1,023

Total Industrials – 2.7%		15,514
Information Technology

Application Software – 0.3%
salesforce.com, Inc.,
3.250%, 4–11–23	1,475	1,464

Communications Equipment – 0.3%
L–3 Communications Corp.,
3.950%, 5–28–24	2,000	1,971

Data Processing & Outsourced Services – 0.6%
Visa, Inc.,
2.800%, 12–14–22	3,750	3,676

Internet Software & Services – 0.4%
Alibaba Group Holding Ltd.,
2.800%, 6–6–23	2,500	2,407

Semiconductors – 0.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
2.375%, 1–15–20	2,250	2,224

Systems Software – 0.6%
CA, Inc.,
5.375%, 12–1–19	1,500	1,533
Microsoft Corp.,
2.875%, 2–6–24	1,750	1,710

		3,243

Total Information Technology – 2.6%		14,985
Materials

Specialty Chemicals – 0.3%
Methanex Corp.,
3.250%, 12–15–19	1,500	1,494

Total Materials – 0.3%		1,494
Real Estate

Industrial REITs – 0.2%
Air Lease Corp.,
2.500%, 3–1–21	1,300	1,270

Specialized REITs – 1.1%
American Tower Corp.:
3.300%, 2–15–21	2,000	1,988
5.900%, 11–1–21	800	850
2.250%, 1–15–22	2,165	2,066
Crown Castle International Corp.:
2.250%, 9–1–21	500	480
4.875%, 4–15–22	1,000	1,032

		6,416

Total Real Estate – 1.3%		7,686
Telecommunication Services

Integrated Telecommunication Services – 0.4%
AT&T, Inc.,
5.875%, 10–1–19	2,592	2,666

Wireless Telecommunication Service – 0.2%
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	1,000	978

Total Telecommunication Services – 0.6%		3,644
Utilities

Electric Utilities – 2.5%
CenterPoint Energy, Inc.,
2.500%, 9–1–22	3,000	2,867
Duke Energy Carolinas LLC,
2.500%, 3–15–23	2,500	2,402
Entergy Texas, Inc.,
2.550%, 6–1–21	1,275	1,241
MidAmerican Energy Co.:
2.400%, 3–15–19	3,000	2,998
3.700%, 9–15–23	1,045	1,050
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2–8–19	1,000	997
2.400%, 4–25–22	2,000	1,932
Virginia Electric and Power Co., Series C,
2.750%, 3–15–23	1,000	968

		14,455

Total Utilities – 2.5%		14,455

TOTAL CORPORATE DEBT SECURITIES – 38.2%		$221,446
(Cost: $224,410)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.1%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005–AFR1, Class C,
5.097%, 9–15–27 (A)	640	653

Non-Agency REMIC/CMO – 0.6%
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2 (Mortgage spread to 2-year U.S. Treasury index),
6.520%, 10–15–41 (A)(B)	3,500	3,560

TOTAL MORTGAGE-BACKED SECURITIES – 0.7%		$4,213
(Cost: $4,456)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.3%
Board of Trustees of the Univ of AL, Univ of AL Gen Rev Bonds (Taxable Build America Bonds), Ser 2010-C,
6.100%, 7–1–38	1,840	1,921

California – 1.2%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	750	763
CA Various Purp GO Bonds,
7.700%, 11–1–30	3,355	3,653
CA Various Purp GO Rfdg Bonds,
7.950%, 3–1–36	2,380	2,537

		6,953

Florida – 0.3%
FL Dept of Mgmt Svc, Cert of Part, Ser 2009C,
5.586%, 8–1–20	1,440	1,468

Texas – 0.6%
Dallas Independent Sch Dist, Unlimited Tax Sch Bldg Bonds, Ser 2010C,
6.450%, 2–15–35	1,900	2,037
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D,
6.349%, 2–15–41	1,150	1,201

		3,238

TOTAL MUNICIPAL BONDS – TAXABLE – 2.4%		$13,580
(Cost: $13,754)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.8%
Federal Home Loan Bank:
1.750%, 7–21–31	1,640	1,548
2.000%, 11–25–31	200	183
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	2,500	2,716

		4,447

Mortgage-Backed Obligations – 8.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
4.614%, 11–25–24 (A)(B)	837	847
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
4.664%, 6–25–27 (A)(B)	1,502	1,536
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps),
6.464%, 11–25–21 (A)(B)	3,294	3,403
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.781%, 11–25–49 (A)(B)	2,120	2,170
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps),
5.354%, 2–25–47 (A)(B)	170	177
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
5.364%, 6–25–21 (A)(B)	593	598
6.114%, 9–25–22 (A)(B)	359	364
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.885%, 2–25–45 (A)(B)	1,906	1,907
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.686%, 4–25–20 (A)(B)	880	905
4.493%, 1–25–46 (A)(B)	1,000	1,021
4.119%, 2–25–46 (A)(B)	70	71
4.565%, 12–25–48 (A)(B)	2,875	2,934
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.489%, 12–25–44 (A)(B)	6,047	6,206
4.005%, 5–25–45 (A)(B)	600	603
3.615%, 8–25–46 (A)(B)	2,370	2,349
4.753%, 11–25–46 (A)(B)	1,557	1,600
3.681%, 11–25–47 (A)(B)	2,724	2,671
3.667%, 2–25–48 (A)(B)	1,000	998
4.012%, 2–25–50 (A)(B)	2,014	1,969
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7–year U.S. Treasury index):
3.801%, 11–25–49 (A)(B)	1,350	1,306
3.764%, 11–25–50 (A)(B)	800	766
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 9–1–28	2,399	2,374
4.500%, 8–1–30	662	684
2.500%, 5–15–44	659	633

Federal National Mortgage Association Agency REMIC/CMO,
2.000%, 6–25–39	2,135	2,052
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.210%, 10–1–19	2,215	2,213
4.646%, 7–1–20	1,517	1,537
3.680%, 2–1–21	695	695
4.381%, 6–1–21	1,153	1,183
2.000%, 10–25–41	1,663	1,564
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	927	884

		48,220

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 9.1%		$52,667
(Cost: $53,944)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 41.2%
U.S. Treasury Notes:
1.250%, 12–31–18	10,000	9,976
1.625%, 4–30–19	1,500	1,493
1.250%, 5–31–19	10,000	9,918
1.500%, 5–31–19	2,500	2,484
1.625%, 7–31–19	12,500	12,400
1.750%, 9–30–19	3,600	3,568
1.750%, 11–30–19	15,000	14,838
2.375%, 4–30–20	15,500	15,404
2.500%, 5–31–20	10,000	9,953
2.125%, 8–31–20	1,000	987
2.625%, 8–31–20	2,000	1,993
1.750%, 10–31–20	25,000	24,454
2.625%, 11–15–20	10,000	9,955
2.625%, 5–15–21	21,500	21,367
2.000%, 12–31–21	8,000	7,778
2.125%, 12–31–21	16,000	15,619
1.875%, 2–28–22	15,000	14,500
2.000%, 7–31–22	24,000	23,202
2.125%, 12–31–22	11,000	10,644
2.375%, 1–31–23	10,000	9,771
2.750%, 4–30–23	8,000	7,935
2.750%, 5–31–23	10,000	9,919

		238,158

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 41.2%		$238,158
(Cost: $239,783)

SHORT-TERM SECURITIES
Commercial Paper (D) – 6.7%
AT&T, Inc.,
2.930%, 5–30–19	6,000	5,884
Energy Transfer L.P.:
2.803%, 10–3–18	8,000	7,997
3.120%, 10–15–18	2,500	2,497
General Motors Financial Co., Inc.:
2.452%, 10–3–18	1,500	1,500
2.506%, 10–9–18	2,000	1,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
2.720%, 10–18–18	1,500	1,498
Sherwin–Williams Co. (The),
2.500%, 10–15–18	3,000	2,997
Virginia Electric and Power Co.,
2.730%, 10–18–18	2,500	2,497
Walgreens Boots Alliance, Inc.:
2.920%, 10–10–18	5,000	4,996
2.880%, 10–11–18	2,000	1,998
2.850%, 10–12–18	5,000	4,995

		38,857

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (E)	3,613	3,613

TOTAL SHORT-TERM SECURITIES – 7.3%		$42,470
(Cost: $42,472)

TOTAL INVESTMENT SECURITIES – 99.3%		$574,395
(Cost: $580,747)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		4,120

NET ASSETS – 100.0%		$578,515

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the total value of these securities amounted to $86,319 or 14.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2018.

(D)	Rate shown is the yield to maturity at September 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$1,861	$—
Corporate Debt Securities	—	221,446	—
Mortgage-Backed Securities	—	4,213	—
Municipal Bonds	—	13,580	—
United States Government Agency Obligations	—	52,667	—
United States Government Obligations	—	238,158	—
Short-Term Securities	—	42,470	—
Total	$—	$574,395	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$580,747

Gross unrealized appreciation	217
Gross unrealized depreciation	(6,569)

Net unrealized depreciation	$(6,352)

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.5%
Boot Barn Holdings, Inc. (A)	18	$517

Apparel, Accessories & Luxury Goods – 0.6%
Movado Group, Inc.	15	628

Auto Parts & Equipment – 2.1%
Motorcar Parts of America, Inc. (A)	86	2,024

Homebuilding – 0.4%
Installed Building Products, Inc. (A)	10	406

Specialty Stores – 1.8%
Hibbett Sports, Inc. (A)	21	385
Sportsman’s Warehouse Holdings, Inc. (A)	243	1,420

		1,805

Total Consumer Discretionary – 5.4%		5,380
Consumer Staples

Distillers & Vintners – 2.0%
MGP Ingredients, Inc. (B)	25	1,988

Packaged Foods & Meats – 0.8%
Calavo Growers, Inc. (B)	8	734

Total Consumer Staples – 2.8%		2,722
Energy

Oil & Gas Equipment & Services – 0.5%
NCS Multistage Holdings, Inc. (A)	32	522

Oil & Gas Exploration & Production – 1.1%
Ring Energy, Inc. (A)	108	1,071

Total Energy – 1.6%		1,593
Financials

Thrifts & Mortgage Finance – 0.7%
Federal Agricultural Mortgage Corp., Class C	10	686

Total Financials – 0.7%		686
Health Care

Biotechnology – 1.3%
Natera, Inc. (A)	54	1,295

Health Care Distributors – 2.7%
PetIQ, Inc. (A)(B)	68	2,689

Health Care Equipment – 10.7%
AxoGen, Inc. (A)	71	2,615
K2M Group Holdings, Inc. (A)	96	2,614
Tactile Systems Technology, Inc. (A)	75	5,349

		10,578

Health Care Supplies – 1.9%
OrthoPediatrics Corp. (A)	35	1,294
Sientra, Inc. (A)	24	568

		1,862

Health Care Technology – 9.6%
Evolent Health, Inc., Class A (A)(B)	77	2,181
Neuronetics, Inc. (A)	48	1,529
Ra Medical Systems, Inc. (A)	59	1,072
Tabula Rasa HealthCare, Inc. (A)	58	4,693

		9,475

Pharmaceuticals – 6.4%
Aerie Pharmaceuticals, Inc. (A)	66	4,050
Intersect ENT, Inc. (A)	61	1,754
Revance Therapeutics, Inc. (A)	20	489

		6,293

Total Health Care – 32.6%		32,192
Industrials

Aerospace & Defense – 2.8%
AAR Corp.	15	739
Kratos Defense & Security Solutions, Inc. (A)	46	678
Mercury Computer Systems, Inc. (A)	24	1,333

		2,750

Air Freight & Logistics – 1.1%
Air Transport Services Group, Inc. (A)	49	1,048

Building Products – 3.4%
American Woodmark Corp. (A)	18	1,428
PGT Innovations, Inc. (A)	91	1,963

		3,391

Construction & Engineering – 2.9%
MYR Group, Inc. (A)	76	2,487
Sterling Construction Co., Inc. (A)	28	406

		2,893

Industrial Machinery – 3.4%
Kornit Digital Ltd. (A)(B)	155	3,395

Research & Consulting Services – 0.5%
Willdan Group, Inc. (A)	15	509

Total Industrials – 14.1%		13,986
Information Technology

Application Software – 5.1%
8x8, Inc. (A)	238	5,053

Data Processing & Outsourced Services – 3.2%
EVO Payments, Inc., Class A (A)	134	3,205

Internet Software & Services – 17.7%
Bandwidth, Inc., Class A (A)	37	1,982
Chegg, Inc. (A)	30	842
Cornerstone OnDemand, Inc. (A)	52	2,968
Five9, Inc. (A)	67	2,918
GTT Communications, Inc. (A)(B)	28	1,224
Hortonworks, Inc. (A)	36	828
Mimecast Ltd. (A)	110	4,589
Q2 Holdings, Inc. (A)	35	2,107

		17,458

IT Consulting & Other Services – 1.5%
ForeScout Technologies, Inc. (A)	40	1,516

Semiconductor Equipment – 0.9%
Ichor Holdings Ltd. (A)(B)	42	866

Semiconductors – 0.2%
nLight, Inc. (A)(B)	8	169

Systems Software – 2.2%
SailPoint Technologies Holdings, Inc. (A)	63	2,145

Total Information Technology – 30.8%		30,412
Real Estate

Health Care REITs – 2.4%
Community Healthcare Trust, Inc.	77	2,378

Total Real Estate – 2.4%		2,378

TOTAL COMMON STOCKS – 90.4%		$89,349
(Cost: $52,670)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 6.2%
Mondelez International, Inc.,
2.280%, 10–1–18	$4,241	4,240
Northern Illinois Gas Co.,
2.200%, 10–12–18	1,880	1,878

		6,118

Master Note – 3.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (D)	3,875	3,875

Money Market Funds – 9.1%
Dreyfus Institutional Preferred Government Money Market Fund–Institutional Shares,
2.140%, (E)(F)	8,996	8,996

TOTAL SHORT-TERM SECURITIES – 19.2%		$18,989
(Cost: $18,991)

TOTAL INVESTMENT SECURITIES – 109.6%		$108,338
(Cost: $71,661)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (9.6)%		(9,482)

NET ASSETS – 100.0%		$98,856

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $8,961 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at September 30, 2018.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$89,349	$—	$—
Short-Term Securities	8,996	9,993	—
Total	$98,345	$9,993	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$71,661

Gross unrealized appreciation	38,353
Gross unrealized depreciation	(1,676)

Net unrealized appreciation	$36,677

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.4%
Burberry Group plc (A)	410	$10,762
lululemon athletica, Inc. (B)	98	15,998

		26,760

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	274	11,733

Automotive Retail – 2.1%
O’Reilly Automotive, Inc. (B)	48	16,530

Home Furnishings – 1.2%
Mohawk Industries, Inc. (B)	53	9,262

Hotels, Resorts & Cruise Lines – 1.4%
Norwegian Cruise Line Holdings Ltd. (B)	196	11,230

Internet & Direct Marketing Retail – 0.5%
Duluth Holdings, Inc., Class B (B)	137	4,319

Leisure Products – 1.6%
Polaris Industries, Inc.	128	12,943

Restaurants – 4.9%
Chipotle Mexican Grill, Inc., Class A (B)	50	22,808
Dunkin Brands Group, Inc.	220	16,190

		38,998

Specialty Stores – 7.6%
Tiffany & Co.	138	17,824
Tractor Supply Co.	262	23,786
Ulta Beauty, Inc. (B)	66	18,528

		60,138

Total Consumer Discretionary – 24.2%		191,913
Consumer Staples

Food Retail – 1.8%
Sprouts Farmers Market, Inc. (B)	514	14,100

Packaged Foods & Meats – 1.0%
Hershey Foods Corp.	78	7,980

Total Consumer Staples – 2.8%		22,080
Financials

Asset Management & Custody Banks – 0.8%
Oaktree Capital Group LLC	153	6,342

Financial Exchanges & Data – 2.6%
CME Group, Inc.	76	13,013
MarketAxess Holdings, Inc.	44	7,866

		20,879

Regional Banks – 3.4%
First Republic Bank	133	12,802
SVB Financial Group (B)	18	5,710
Western Alliance Bancorp. (B)	141	8,049

		26,561

Total Financials – 6.8%		53,782
Health Care

Biotechnology – 1.5%
BioMarin Pharmaceutical, Inc. (B)	121	11,732

Health Care Equipment – 9.7%
Abiomed, Inc. (B)	42	18,902
DexCom, Inc. (B)	85	12,222
Edwards Lifesciences Corp. (B)	102	17,809
Glaukos Corp. (B)	126	8,150
Intuitive Surgical, Inc. (B)	35	19,852

		76,935

Health Care Services – 1.3%
Laboratory Corp. of America Holdings (B)	61	10,623

Health Care Supplies – 1.7%
Cooper Cos., Inc. (The)	39	10,753
National Vision Holdings, Inc. (B)	56	2,521

		13,274

Health Care Technology – 0.5%
Cerner Corp. (B)	62	3,993

Pharmaceuticals – 4.0%
Jazz Pharmaceuticals plc (B)	53	8,890
Zoetis, Inc.	250	22,891

		31,781

Total Health Care – 18.7%		148,338

Industrials

Aerospace & Defense – 1.8%
Harris Corp.	74	12,577
Spirit AeroSystems Holdings, Inc.	21	1,954

		14,531

Air Freight & Logistics – 1.9%
Expeditors International of Washington, Inc.	207	15,207

Building Products – 2.5%
A. O. Smith Corp.	198	10,566
Trex Co., Inc. (B)	115	8,830

		19,396

Construction Machinery & Heavy Trucks – 1.5%
Westinghouse Air Brake Technologies Corp.	112	11,756

Industrial Conglomerates – 1.0%
Fortive Corp. (C)	98	8,282

Industrial Machinery – 3.4%
IDEX Corp.	95	14,274
Middleby Corp. (B)	98	12,626

		26,900

Railroads – 1.0%
Kansas City Southern	72	8,123

Research & Consulting Services – 4.8%
CoStar Group, Inc. (B)	54	22,873
TransUnion	211	15,517

		38,390

Trading Companies & Distributors – 2.6%
Fastenal Co.	354	20,526

Total Industrials – 20.5%		163,111
Information Technology

Application Software – 4.2%
Autodesk, Inc. (B)	59	9,185
Guidewire Software, Inc. (B)	161	16,301
Tyler Technologies, Inc. (B)	33	8,063

		33,549

Communications Equipment – 1.6%
Arista Networks, Inc. (B)	48	12,812

Data Processing & Outsourced Services – 2.2%
Square, Inc., Class A (B)	178	17,620

Electronic Components – 1.4%
Maxim Integrated Products, Inc.	192	10,841

Electronic Manufacturing Services – 0.5%
IPG Photonics Corp. (B)	24	3,681

Home Entertainment Software – 2.4%
Electronic Arts, Inc. (B)	157	18,971

Internet Software & Services – 6.8%
GrubHub, Inc. (B)	163	22,546
MercadoLibre, Inc.	50	16,873
Pandora Media, Inc. (B)(C)	1,504	14,300

		53,719

Semiconductors – 1.4%
Microchip Technology, Inc.	141	11,139

Systems Software – 2.4%
Proofpoint, Inc. (B)	35	3,749
ServiceNow, Inc. (B)	79	15,493

		19,242

Total Information Technology – 22.9%		181,574
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	98	7,684

Specialty Chemicals – 1.7%
Axalta Coating Systems Ltd. (B)	394	11,476
RPM International, Inc.	37	2,374

		13,850

Total Materials – 2.7%		21,534

TOTAL COMMON STOCKS – 98.6%		$782,332
(Cost: $569,858)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
RPM International, Inc.,
Call $70.00, Expires 11-16-18, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	265	26	18

TOTAL PURCHASED OPTIONS – 0.0%			$18
(Cost: $39)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 0.6%
Kroger Co. (The),
2.350%, 10–1–18	$2,448	2,448
Northern Illinois Gas Co.,
2.200%, 10–12–18	2,000	1,998

		4,446

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (E)	4,937	4,937

Money Market Funds – 2.5%
Dreyfus Institutional Preferred Government Money Market Fund–Institutional Shares,
2.140%, (F)(G)	20,211	20,211

TOTAL SHORT-TERM SECURITIES – 3.7%		$29,594
(Cost: $29,594)

TOTAL INVESTMENT SECURITIES – 102.3%		$811,944
(Cost: $599,491)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.3)%		(18,396)

NET ASSETS – 100.0%		$793,548

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $19,583 are on loan.

(D)	Rate shown is the yield to maturity at September 30, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following written options were outstanding at September 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
RPM International, Inc.	JPMorgan Chase Bank N.A.	Put	265	27	November 2018	$60.00	$30	$(21)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$782,332	$—	$—
Purchased Options	—	18	—
Short-Term Securities	20,211	9,383	—
Total	$802,543	$9,401	$—
Liabilities
Written Options	$—	$21	$—

During the period ended September 30, 2018, securities totaling $24,640 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$599,491

Gross unrealized appreciation	235,123
Gross unrealized depreciation	(22,670)

Net unrealized appreciation	$212,453

SCHEDULE OF INVESTMENTS Natural Resources (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 3.3%
BHP Billiton plc	177	$3,857

Total Australia – 3.3%		$3,857
Canada

Industrials – 3.1%
Canadian Pacific Railway Ltd.	17	3,592

Materials – 4.4%
Nutrien Ltd.	59	3,419
West Fraser Timber Co. Ltd.	28	1,594

		5,013

Total Canada – 7.5%		$8,605
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	1,900	—	*

Total Hong Kong – 0.0%		$—
Netherlands

Energy – 2.6%
Core Laboratories N.V.	26	2,965

Total Netherlands – 2.6%		$2,965
Portugal

Energy – 1.1%
Galp Energia SGPS S.A., Class B	64	1,260

Total Portugal – 1.1%		$1,260
South Africa

Materials – 2.0%
Mondi plc	83	2,265

Total South Africa – 2.0%		$2,265
United Kingdom

Energy – 0.5%
BP plc	75	576

Materials – 6.0%
Croda International plc	23	1,566
Randgold Resources Ltd. ADR	29	2,068
Rio Tinto plc	64	3,231

		6,865

Total United Kingdom – 6.5%		$7,441
United States

Consumer Staples – 1.0%
Ingredion, Inc.	11	1,139

Energy – 59.5%
Cabot Oil & Gas Corp.	114	2,556
Centennial Resource Development, Inc., Class A (A)	97	2,127
Chevron Corp.	40	4,916
Cimarex Energy Co.	28	2,588
Concho Resources, Inc. (A)	36	5,538
Continental Resources, Inc. (A)	18	1,246
Diamondback Energy, Inc.	26	3,542
Enterprise Products Partners L.P.	74	2,126
EOG Resources, Inc.	40	5,077

EQT Midstream Partners L.P.	10	528
Halliburton Co.	159	6,441
Kosmos Energy Ltd. (A)	77	724
Magellan Midstream Partners L.P.	39	2,655
Marathon Petroleum Corp.	50	4,007
MPLX L.P.	32	1,105
Noble Energy, Inc.	79	2,461
Parsley Energy, Inc., Class A (A)	120	3,513
Phillips 66	40	4,531
RPC, Inc.	183	2,826
Schlumberger Ltd.	49	2,954
Valero Energy Corp.	35	3,947
WPX Energy, Inc. (A)	179	3,611

		69,019

Industrials – 2.5%
Union Pacific Corp.	18	2,890

Materials – 10.3%
Air Products and Chemicals, Inc.	17	2,815
Dow Chemical Co. (The)	18	1,186
Ecolab, Inc.	12	1,913
International Flavors & Fragrances, Inc.	8	1,090
Martin Marietta Materials, Inc.	5	937
Packaging Corp. of America	10	1,091
PPG Industries, Inc.	17	1,888
WestRock Co. (A)	11	1,148

		12,068

Total United States – 73.3%		$85,116

TOTAL COMMON STOCKS – 96.3%		$111,509
(Cost: $111,071)

SHORT-TERM SECURITIES	Principal
Master Note – 3.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.470%, 10–5–18 (C)	$4,308	4,308

TOTAL SHORT-TERM SECURITIES – 3.7%		$4,308
(Cost: $4,308)

TOTAL INVESTMENT SECURITIES – 100.0%		$115,817
(Cost: $115,379)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(6)

NET ASSETS – 100.0%		$115,811

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at September 30, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	1,038	U.S. Dollar	1,189	10-5-18	Morgan Stanley International	$—	$17
British Pound	8,132	U.S. Dollar	10,705	10-5-18	UBS AG	105	—
Canadian Dollar	2,170	U.S. Dollar	1,647	10-5-18	UBS AG	—	34
						$105	$51

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$111,509	$—	$—	*
Short-Term Securities	—	4,308	—
Total	$111,509	$4,308	$—
Forward Foreign Currency Contracts	$—	$105	$—
Liabilities
Forward Foreign Currency Contracts	$—	$51	$—

During the period ended September 30, 2018, securities totaling $13,782 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$115,379

Gross unrealized appreciation	12,488
Gross unrealized depreciation	(12,050)

Net unrealized appreciation	$438

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	689	$8,697
Ivy VIP Corporate Bond, Class II	1,202	6,143
Ivy VIP Global Equity Income, Class II	1,076	8,342
Ivy VIP Growth, Class II	690	8,917
Ivy VIP High Income, Class I	195	690
Ivy VIP International Core Equity, Class II	719	12,446
Ivy VIP Limited-Term Bond, Class II	1,429	6,836
Ivy VIP Mid Cap Growth, Class I	459	6,151
Ivy VIP Small Cap Core, Class II	50	840
Ivy VIP Small Cap Growth, Class II	148	1,756
Ivy VIP Value, Class II	1,301	8,568

TOTAL AFFILIATED MUTUAL FUNDS – 98.6%		$69,386
(Cost: $68,982)

SHORT-TERM SECURITIES	Principal
Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (A)	$994	994

TOTAL SHORT-TERM SECURITIES – 1.4%		$994
(Cost: $994)

TOTAL INVESTMENT SECURITIES – 100.0%		$70,380
(Cost: $69,976)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(7)

NET ASSETS – 100.0%		$70,373

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$69,386	$—	$—
Short-Term Securities	—	994	—
Total	$69,386	$994	$—

During the period ended September 30, 2018, there were no transfers between any levels.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$69,976

Gross unrealized appreciation	2,458
Gross unrealized depreciation	(2,054)

Net unrealized appreciation	$404

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	626	$7,911
Ivy VIP Corporate Bond, Class II	3,133	16,016
Ivy VIP Global Equity Income, Class II	544	4,216
Ivy VIP Government Money Market, Class II	18,757	18,757
Ivy VIP Growth, Class II	628	8,112
Ivy VIP High Income, Class I	740	2,617
Ivy VIP International Core Equity, Class II	363	6,290
Ivy VIP Limited-Term Bond, Class II	5,206	24,913
Ivy VIP Mid Cap Growth, Class I	417	5,595
Ivy VIP Small Cap Core, Class II	45	764
Ivy VIP Small Cap Growth, Class II	135	1,596
Ivy VIP Value, Class II	1,183	7,793

TOTAL AFFILIATED MUTUAL FUNDS – 99.1%		$104,580
(Cost: $105,056)

SHORT-TERM SECURITIES	Principal
Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (A)	$961	961

TOTAL SHORT-TERM SECURITIES – 0.9%		$961
(Cost: $961)

TOTAL INVESTMENT SECURITIES – 100.0%		$105,541
(Cost: $106,017)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		25

NET ASSETS – 100.0%		$105,566

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$104,580	$—	$—
Short-Term Securities	—	961	—
Total	$104,580	$961	$—

During the period ended September 30, 2018, there were no transfers between any levels.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$106,017

Gross unrealized appreciation	1,684
Gross unrealized depreciation	(2,160)

Net unrealized depreciation	$(476)

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive – Managed Volatility (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	832	$10,508
Ivy VIP Corporate Bond, Class II	1,969	10,064
Ivy VIP Global Equity Income, Class II	1,204	9,333
Ivy VIP Government Money Market, Class II	2,771	2,771
Ivy VIP Growth, Class II	834	10,771
Ivy VIP High Income, Class I	328	1,159
Ivy VIP International Core Equity, Class II	805	13,926
Ivy VIP Limited-Term Bond, Class II	2,834	13,561
Ivy VIP Mid Cap Growth, Class I	554	7,430
Ivy VIP Small Cap Core, Class II	60	1,015
Ivy VIP Small Cap Growth, Class II	179	2,120
Ivy VIP Value, Class II	1,572	10,352

TOTAL AFFILIATED MUTUAL FUNDS – 98.8%		$93,010
(Cost: $92,824)

SHORT-TERM SECURITIES	Principal
Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (A)	$1,088	1,088

TOTAL SHORT-TERM SECURITIES – 1.2%		$1,088
(Cost: $1,088)

TOTAL INVESTMENT SECURITIES – 100.0%		$94,098
(Cost: $93,912)

CASH AND OTHER ASSETS, NET OF LIABILITIES(B) – 0.0%		36

NET ASSETS – 100.0%		$94,134

Notes to Schedule of Investments

*	Not shown due to rounding

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $44 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Short	1	12-20-18	—	*	$(730)	$(6)
E-mini Russell 2000 Index	Short	4	12-21-18	—	*	(340)	5
						$(1,070)	$(1)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$93,010	$—	$—
Short-Term Securities	—	1,088	—
Total	$93,010	$1,088	$—
Futures Contracts	$5	$—	$—
Liabilities
Futures Contracts	$6	$—	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$93,912

Gross unrealized appreciation	2,306
Gross unrealized depreciation	(2,120)

Net unrealized appreciation	$186

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative – Managed Volatility (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	521	$6,583
Ivy VIP Corporate Bond, Class II	1,910	9,765
Ivy VIP Global Equity Income, Class II	582	4,511
Ivy VIP Government Money Market, Class II	9,667	9,667
Ivy VIP Growth, Class II	522	6,748
Ivy VIP High Income, Class I	475	1,680
Ivy VIP International Core Equity, Class II	389	6,730
Ivy VIP Limited-Term Bond, Class II	3,327	15,922
Ivy VIP Mid Cap Growth, Class I	347	4,655
Ivy VIP Small Cap Core, Class II	37	636
Ivy VIP Small Cap Growth, Class II	112	1,328
Ivy VIP Value, Class II	985	6,485

TOTAL AFFILIATED MUTUAL FUNDS – 97.1%		$74,710
(Cost: $74,556)

SHORT-TERM SECURITIES	Principal
Master Note – 2.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (A)	$2,236	2,236

TOTAL SHORT-TERM SECURITIES – 2.9%		$2,236
(Cost: $2,236)

TOTAL INVESTMENT SECURITIES – 100.0%		$76,946
(Cost: $76,792)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.0%		35

NET ASSETS – 100.0%		$76,981

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $40 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Short	1	12-20-18	—	*	$(730)	$(6)
E-mini Russell 2000 Index	Short	3	12-21-18	—	*	(255)	4
						$(985)	$(2)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$74,710	$—	$—
Short-Term Securities	—	2,236	—
Total	$74,710	$2,236	$—
Futures Contracts	$4	$—	$—
Liabilities
Futures Contracts	$6	$—	$—
During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$76,792

Gross unrealized appreciation	1,567
Gross unrealized depreciation	(1,412)

Net unrealized appreciation	$155

SCHEDULE OF INVESTMENTS Pathfinder Moderate – Managed Volatility (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	5,022	$63,418
Ivy VIP Corporate Bond, Class II	13,673	69,895
Ivy VIP Global Equity Income, Class II	6,540	50,703
Ivy VIP Government Money Market, Class II	50,161	50,161
Ivy VIP Growth, Class II	5,031	64,999
Ivy VIP High Income, Class I	3,115	11,016
Ivy VIP International Core Equity, Class II	4,372	75,659
Ivy VIP Limited-Term Bond, Class II	24,788	118,622
Ivy VIP Mid Cap Growth, Class I	3,344	44,839
Ivy VIP Small Cap Core, Class II	361	6,126
Ivy VIP Small Cap Growth, Class II	1,078	12,796
Ivy VIP Value, Class II	9,488	62,481

TOTAL AFFILIATED MUTUAL FUNDS – 96.9%		$630,715
(Cost: $623,495)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.5%
J.M. Smucker Co. (The),
2.400%, 10–1–18	$1,400	1,400
Kroger Co. (The),
2.350%, 10–1–18	5,072	5,071
Wisconsin Electric Power Co.,
2.252%, 10–3–18	3,000	2,999

		9,470

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (B)	3,614	3,614

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.220%, 10–7–18 (B)	6,767	6,767

		6,767

TOTAL SHORT-TERM SECURITIES – 3.1%		$19,851
(Cost: $19,853)

TOTAL INVESTMENT SECURITIES – 100.0%		$650,566
(Cost: $643,348)

CASH AND OTHER ASSETS, NET OF LIABILITIES (C) – 0.0%		55

NET ASSETS – 100.0%		$650,621

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2018.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Cash of $404 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at September 30, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Short	10	12-20-18	3	$(7,298)	$(61)
E-mini Russell 2000 Index	Short	30	12-21-18	1	(2,551)	38
					$(9,849)	$(23)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$630,715	$—	$—
Short-Term Securities	—	19,851	—
Total	$630,715	$19,851	$—
Futures Contracts	$38	$—	$—
Liabilities
Futures Contracts	$61	$—	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$643,348

Gross unrealized appreciation	18,662
Gross unrealized depreciation	(11,444)

Net unrealized appreciation	$7,218

SCHEDULE OF INVESTMENTS
Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	6,417	$81,034
Ivy VIP Corporate Bond, Class II	17,477	89,341
Ivy VIP Global Equity Income, Class II	8,355	64,771
Ivy VIP Government Money Market, Class II	64,010	64,010
Ivy VIP Growth, Class II	6,431	83,085
Ivy VIP High Income, Class I	3,980	14,074
Ivy VIP International Core Equity, Class II	5,583	96,629
Ivy VIP Limited-Term Bond, Class II	31,664	151,525
Ivy VIP Mid Cap Growth, Class I	4,274	57,310
Ivy VIP Small Cap Core, Class II	461	7,824
Ivy VIP Small Cap Growth, Class II	1,378	16,359
Ivy VIP Value, Class II	12,122	79,828

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$805,790
(Cost: $794,809)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (A)	$1,224	1,224

TOTAL SHORT-TERM SECURITIES – 0.2%		$1,224
(Cost: $1,224)

TOTAL INVESTMENT SECURITIES – 100.0%		$807,014
(Cost: $796,033)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		195

NET ASSETS – 100.0%		$807,209

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$805,790	$—	$—
Short-Term Securities	—	1,224	—
Total	$805,790	$1,224	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$796,033

Gross unrealized appreciation	22,223
Gross unrealized depreciation	(11,242)

Net unrealized appreciation	$10,981

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	8,784	$110,925
Ivy VIP Corporate Bond, Class II	20,791	106,282
Ivy VIP Global Equity Income, Class II	12,708	98,518
Ivy VIP Government Money Market, Class II	29,179	29,179
Ivy VIP Growth, Class II	8,804	113,735
Ivy VIP High Income, Class I	3,459	12,231
Ivy VIP International Core Equity, Class II	8,492	146,979
Ivy VIP Limited-Term Bond, Class II	29,908	143,124
Ivy VIP Mid Cap Growth, Class I	5,851	78,448
Ivy VIP Small Cap Core, Class II	632	10,710
Ivy VIP Small Cap Growth, Class II	1,886	22,392
Ivy VIP Value, Class II	16,593	109,272

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$981,795
(Cost: $962,525)
SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (A)	$4	4

TOTAL SHORT-TERM SECURITIES – 0.0%		$4
(Cost: $4)

TOTAL INVESTMENT SECURITIES – 99.9%		$981,799
(Cost: $962,529)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,403

NET ASSETS – 100.0%		$983,202

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$981,795	$—	$—
Short-Term Securities	—	4	—
Total	$981,795	$4	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$962,529

Gross unrealized appreciation	30,865
Gross unrealized depreciation	(11,595)

Net unrealized appreciation	$19,270

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Core Equity, Class II	1,623	$20,491
Ivy VIP Corporate Bond, Class II	5,948	30,406
Ivy VIP Global Equity Income, Class II	1,811	14,040
Ivy VIP Government Money Market, Class II	30,071	30,071
Ivy VIP Growth, Class II	1,626	21,009
Ivy VIP High Income, Class I	1,479	5,230
Ivy VIP International Core Equity, Class II	1,210	20,946
Ivy VIP Limited-Term Bond, Class II	10,355	49,554
Ivy VIP Mid Cap Growth, Class I	1,081	14,491
Ivy VIP Small Cap Core, Class II	117	1,979
Ivy VIP Small Cap Growth, Class II	348	4,136
Ivy VIP Value, Class II	3,065	20,187

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$232,540
(Cost: $231,596)

SHORT-TERM SECURITIES	Principal

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.470%, 10–5–18 (A)	$946	946

TOTAL SHORT-TERM SECURITIES – 0.4%		$946
(Cost: $946)

TOTAL INVESTMENT SECURITIES – 100.0%		$233,486
(Cost: $232,542)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		15

NET ASSETS – 100.0%		$233,501

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$232,540	$—	$—
Short-Term Securities	—	946	—
Total	$232,540	$946	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$232,542

Gross unrealized appreciation	5,249
Gross unrealized depreciation	(4,305)

Net unrealized appreciation	$944

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Broadcasting – 0.2%
HUYA, Inc. ADR (A)(B)	54	$1,273

Internet & Direct Marketing Retail – 3.7%
Amazon.com, Inc. (A)	3	6,410
Netflix, Inc. (A)	52	19,380

		25,790

Total Consumer Discretionary – 3.9%		27,063
Health Care

Biotechnology – 11.6%
BioMarin Pharmaceutical, Inc. (A)	90	8,718
CRISPR Therapeutics AG (A)	78	3,450
Evogene Ltd. (A)	175	542
Gilead Sciences, Inc.	91	7,042
Ionis Pharmaceuticals, Inc. (A)	298	15,391
Sage Therapeutics, Inc. (A)	18	2,557
Sarepta Therapeutics, Inc. (A)	58	9,416
Vertex Pharmaceuticals, Inc. (A)	171	33,016

		80,132

Health Care Equipment – 1.0%
Medtronic plc	73	7,132

Health Care Technology – 3.2%
Cerner Corp. (A)	341	21,931

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc. (A)	20	684

Total Health Care – 15.9%		109,879
Industrials

Air Freight & Logistics – 0.1%
Best, Inc. ADR (A)(B)	125	739

Heavy Electrical Equipment – 0.3%
Bloom Energy Corp., Class A (A)(B)	58	1,980

Total Industrials – 0.4%		2,719
Information Technology

Application Software – 9.2%
ACI Worldwide, Inc. (A)	918	25,830
Aspen Technology, Inc. (A)	335	38,182

		64,012

Data Processing & Outsourced Services – 11.2%
Alliance Data Systems Corp.	56	13,319
Euronet Worldwide, Inc. (A)	299	29,989
GreenSky, Inc., Class A (A)	192	3,447
WNS (Holdings) Ltd. ADR (A)	605	30,689

		77,444

Electronic Components – 3.2%
Universal Display Corp. (B)	186	21,918

Internet Software & Services – 13.3%
Alibaba Group Holding Ltd. ADR (A)	150	24,763
Alphabet, Inc., Class A (A)	14	17,382
Alphabet, Inc., Class C (A)	19	22,478
Endava plc ADR (A)	25	727
Facebook, Inc., Class A (A)	162	26,675

		92,025

IT Consulting & Other Services – 0.6%
Teradata Corp. (A)	114	4,301

Semiconductor Equipment – 2.0%
ASML Holding N.V., NY Registry Shares	76	14,195

Semiconductors – 16.4%
Cypress Semiconductor Corp.	1,582	22,922
Marvell Technology Group Ltd.	591	11,412
Microchip Technology, Inc. (B)	107	8,404
Micron Technology, Inc. (A)	671	30,339
QUALCOMM, Inc.	233	16,769
Rambus, Inc. (A)	697	7,609
Semtech Corp. (A)	253	14,072
Taiwan Semiconductor Manufacturing Company Ltd. ADR	40	1,745

		113,272

Systems Software – 8.6%
Ceridian HCM Holding, Inc. (A)	48	2,034
Microsoft Corp.	506	57,814

		59,848

Technology Hardware, Storage & Peripherals – 9.0%
Apple, Inc.		173	38,963
Hewlett-Packard Co.		897	23,118

			62,081

Total Information Technology – 73.5%			509,096
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc. (A)		1,430	2,616

Total Materials – 0.4%			2,616
Real Estate

Specialized REITs – 1.1%
QTS Realty Trust, Inc., Class A		188	8,018

Total Real Estate – 1.1%			8,018
Telecommunication Services

Alternative Carriers – 1.8%
Zayo Group Holdings, Inc. (A)		359	12,447

Total Telecommunication Services – 1.8%			12,447
Utilities

Renewable Electricity – 0.0%
Atlantica Yield plc		8	163

Total Utilities – 0.0%			163

TOTAL COMMON STOCKS – 97.0%			$672,001
(Cost: $347,256)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12–31–20 (C)(D)		230	133
Marrone Bio Innovations, Inc. , expires 8–20–23 (C)(D)		230	—	*

			133

TOTAL WARRANTS – 0.0%			$133
(Cost: $—)
PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
QUALCOMM, Inc., Call $67.50, Expires 10–19–18, OTC (Ctrpty: UBS AG)	1,892	189	932

TOTAL PURCHASED OPTIONS – 0.1%			$932
(Cost: $335)

CORPORATE DEBT SECURITIES		Principal
Materials

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., 8.000%, 8–20–20 (C)		$288	280

Total Materials – 0.0%			280

TOTAL CORPORATE DEBT SECURITIES – 0.0%			$280
(Cost: $287)

SHORT-TERM SECURITIES
Commercial Paper (E) – 2.0%
J.M. Smucker Co. (The), 2.400%, 10–1–18		2,955	2,954
Walgreens Boots Alliance, Inc., 2.880%, 10–11–18		6,000	5,995
Wisconsin Electric Power Co., 2.250%, 10–4–18		5,000	4,998

			13,947

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (F)		2,550	2,550

Money Market Funds – 1.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.140%, (G)(H)		10,768	10,768

Municipal Obligations – 0.1%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 1.670%, 10–1–18 (F)		435	435

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.190%, 10–7–18 (F)	1,835	1,835

TOTAL SHORT-TERM SECURITIES – 4.4%		$29,535
(Cost: $29,538)

TOTAL INVESTMENT SECURITIES – 101.5%		$702,881
(Cost: $377,416)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(10,266)

NET ASSETS – 100.0%		$692,615

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $27,095 are on loan.

(C)	Restricted securities. At September 30, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$288	$287	$280
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	230	$—	$133
Marrone Bio Innovations, Inc., expires 8-20-23	2-6-18	230	—	—	*
			$287	$413

The total value of these securities represented 0.1% of net assets at September 30, 2018.

(D)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at September 30, 2018.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at September 30, 2018.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1– Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$27,063	$—	$—
Health Care	109,879	—	—
Industrials	2,719	—	—
Information Technology	509,096	—	—
Materials	—	2,616	—
Real Estate	8,018	—	—
Telecommunication Services	12,447	—	—
Utilities	163	—	—
Total Common Stocks	$669,385	$2,616	$—
Warrants	—	133	—
Purchased Options	—	932	—
Corporate Debt Securities	—	280	—
Short-Term Securities	10,768	18,767	—
Total	$680,153	$22,728	$—

During the period ended September 30, 2018, securities totaling $1,593 were transferred from Level 3 to Level 2 and securities totaling $308 were transfered from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 3 and Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$377,416

Gross unrealized appreciation	331,324
Gross unrealized depreciation	(5,859)

Net unrealized appreciation	$325,465

SCHEDULE OF INVESTMENTS Securian Real Estate Securities (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 3.1%
Liberty Property Trust	15	$646
STORE Capital Corp.	19	534

		1,180

Health Care REITs – 8.7%
HCP, Inc.	42	1,092
Healthcare Realty Trust, Inc.	4	108
Healthcare Trust of America, Inc., Class A	25	664
Physicians Realty Trust	16	268
Ventas, Inc.	5	250
Welltower, Inc.	15	965

		3,347

Hotel & Resort REITs – 5.2%
Hilton Worldwide Holdings, Inc.	7	541
Host Hotels & Resorts, Inc.	53	1,112
RLJ Lodging Trust	4	82
Sunstone Hotel Investors, Inc.	16	267

		2,002

Industrial REITs – 9.4%
Duke Realty Corp.	43	1,214
ProLogis, Inc.	35	2,388

		3,602

Office REITs – 14.5%
Alexandria Real Estate Equities, Inc.	14	1,723
Boston Properties, Inc.	13	1,600
Cousins Properties, Inc.	34	306
Highwoods Properties, Inc.	6	260
Kilroy Realty Corp.	8	588
SL Green Realty Corp.	11	1,092

		5,569

Residential REITs – 23.4%
American Homes 4 Rent (A)	23	506
AvalonBay Communities, Inc.	10	1,895
Camden Property Trust	13	1,254
Equity Lifestyle Properties, Inc.	3	318
Equity Residential	12	816
Essex Property Trust, Inc.	4	926
Invitation Homes, Inc.	48	1,102
Mid-America Apartment Communities, Inc.	2	170
Sun Communities, Inc.	11	1,097
UDR, Inc.	22	890

		8,974

Retail REITs – 16.5%
Agree Realty Corp.	13	675
Federal Realty Investment Trust	3	354
National Retail Properties, Inc.	8	363
Realty Income Corp.	10	569
Regency Centers Corp.	20	1,305
Retail Opportunity Investments Corp.	15	287
Simon Property Group, Inc.	13	2,251
Weingarten Realty Investors	19	556

		6,360

Specialized REITs – 17.9%
CyrusOne, Inc.	17	1,097
Digital Realty Trust, Inc.	17	1,890
Equinix, Inc.	5	2,075
Extra Space Storage, Inc.	8	676
Four Corners Property Trust, Inc.	15	390
Public Storage, Inc.	4	767

		6,895

Total Real Estate – 98.7%		37,929

TOTAL COMMON STOCKS – 98.7%		$37,929
(Cost: $38,125)

SHORT-TERM SECURITIES	Principal
Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (B)	$385	385

TOTAL SHORT-TERM SECURITIES – 1.0%		$385
(Cost: $385)

TOTAL INVESTMENT SECURITIES – 99.7%		$38,314
(Cost: $38,510)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		121

NET ASSETS – 100.0%		$38,435

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$37,929	$—	$—
Short-Term Securities	—	385	—
Total	$37,929	$385	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$38,510

Gross unrealized appreciation	1,117
Gross unrealized depreciation	(1,313)

Net unrealized depreciation	$(196)

SCHEDULE OF INVESTMENTS Small Cap Core (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.1%
Boot Barn Holdings, Inc. (A)	159	$4,529

Apparel, Accessories & Luxury Goods – 0.8%
G-III Apparel Group Ltd. (A)	38	1,846

Auto Parts & Equipment – 0.4%
Visteon Corp. (A)	9	864

Casinos & Gaming – 2.8%
Red Rock Resorts, Inc., Class A	229	6,097

Education Services – 3.2%
Grand Canyon Education, Inc. (A)	63	7,151

Total Consumer Discretionary – 9.3%		20,487
Consumer Staples

Packaged Foods & Meats – 6.3%
Nomad Foods Ltd. (A)	256	5,185
Post Holdings, Inc. (A)	90	8,794

		13,979

Total Consumer Staples – 6.3%		13,979
Energy

Oil & Gas Exploration & Production – 2.3%
Laredo Petroleum Holdings, Inc. (A)	628	5,130

Total Energy – 2.3%		5,130
Financials

Consumer Finance – 3.2%
Green Dot Corp., Class A (A)	80	7,061

Multi-Line Insurance – 2.3%
Kemper Corp.	62	5,012

Property & Casualty Insurance – 1.7%
Old Republic International Corp.	164	3,664

Regional Banks – 9.2%
Chemical Financial Corp.	96	5,142
Pinnacle Financial Partners, Inc.	38	2,300
Webster Financial Corp.	157	9,233
Western Alliance Bancorp. (A)	66	3,770

		20,445

Total Financials – 16.4%		36,182
Health Care

Health Care Equipment – 5.0%
Insulet Corp. (A)	62	6,590
Invacare Corp.	307	4,471

		11,061

Health Care Facilities – 1.8%
HealthSouth Corp.	51	3,983

Health Care Supplies – 3.2%
ICU Medical, Inc. (A)	14	3,959
Sientra, Inc. (A)	127	3,040

		6,999

Health Care Technology – 2.7%
Evolent Health, Inc., Class A (A)	211	5,987

Life Sciences Tools & Services – 0.2%
TECHNE Corp.	3	551

Total Health Care – 12.9%		28,581
Industrials

Aerospace & Defense – 2.9%
Cubic Corp.	33	2,425
Curtiss-Wright Corp.	28	3,875

		6,300

Diversified Support Services – 1.6%
Healthcare Services Group, Inc. (B)	86	3,510

Environmental & Facilities Services – 1.1%
Clean Harbors, Inc. (A)	33	2,391

Industrial Machinery – 6.8%
Crane Co.	42	4,101
ITT, Inc.	42	2,542
RBC Bearings, Inc. (A)	22	3,263
Rexnord Corp. (A)	170	5,227

		15,133

Office Services & Supplies – 1.6%
MSA Safety, Inc.	33	3,555

Total Industrials – 14.0%		30,889

Information Technology

Application Software – 4.0%
Everbridge, Inc. (A)	83	4,772
Pluralsight, Inc., Class A (A)	129	4,140

		8,912

Data Processing & Outsourced Services – 1.9%
Cardtronics plc, Class A (A)	62	1,949
EVERTEC, Inc.	93	2,232

		4,181

Electronic Equipment & Instruments – 3.3%
FLIR Systems, Inc.	83	5,090
Novanta, Inc. (A)	31	2,127

		7,217

Internet Software & Services – 1.6%
Q2 Holdings, Inc. (A)	57	3,445

IT Consulting & Other Services – 2.2%
Booz Allen Hamilton Holding Corp.	90	4,467
CACI International, Inc., Class A (A)	2	294

		4,761

Semiconductor Equipment – 1.1%
Teradyne, Inc.	68	2,526

Systems Software – 1.8%
PROS Holdings, Inc. (A)	117	4,086

Technology Distributors – 0.8%
Avnet, Inc.	40	1,809

Total Information Technology – 16.7%		36,937
Materials

Aluminum – 0.7%
Constellium N.V., Class A (A)	131	1,620

Commodity Chemicals – 5.1%
Cabot Corp.	132	8,298
Orion Engineered Carbons S.A.	89	2,841

		11,139

Total Materials – 5.8%		12,759
Real Estate

Hotel & Resort REITs – 0.4%
RLJ Lodging Trust	36	795

Industrial REITs – 1.4%
STAG Industrial, Inc.	111	3,061

Retail REITs – 1.5%
Agree Realty Corp.	63	3,370

Total Real Estate – 3.3%		7,226
Telecommunication Services

Alternative Carriers – 4.1%
Vonage Holdings Corp. (A)	645	9,138

Total Telecommunication Services – 4.1%		9,138
Utilities

Electric Utilities – 1.9%
ALLETE, Inc.	35	2,603
IDACORP, Inc.	17	1,697

		4,300

Gas Utilities – 1.1%
ONE Gas, Inc.	28	2,335

Water Utilities – 1.2%
Aqua America, Inc.	73	2,709

Total Utilities – 4.2%		9,344

TOTAL COMMON STOCKS – 95.3%		$210,652
(Cost: $186,840)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) – 2.0%
Comcast Corp., 2.760%, 10–16–18	$2,000	1,998
Walgreens Boots Alliance, Inc., 2.360%, 10–1–18	2,300	2,299

		4,297

Master Note – 2.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (D)	5,620	5,620

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.140%, (E)(F)	157	157

TOTAL SHORT-TERM SECURITIES – 4.6%		$10,074
(Cost: $10,075)

TOTAL INVESTMENT SECURITIES – 99.9%		$220,726
(Cost: $196,915)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		217

NET ASSETS – 100.0%		$220,943

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,159 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at September 30, 2018.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 –Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$210,652	$—	$—
Short-Term Securities	157	9,917	—
Total	$210,809	$9,917	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$196,915

Gross unrealized appreciation	29,762
Gross unrealized depreciation	(5,951)

Net unrealized appreciation	$23,811

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 3.4%
Burlington Stores, Inc. (A)	14	$2,269
Caleres, Inc.	20	706
Children’s Place Retail Stores, Inc. (The)	27	3,498
Urban Outfitters, Inc. (A)	129	5,288

		11,761

Auto Parts & Equipment – 1.1%
Visteon Corp. (A)	42	3,888

Automotive Retail – 0.6%
Carvana Co. (A)(B)	38	2,216

Broadcasting – 1.1%
Nexstar Broadcasting Group, Inc.	48	3,915

Casinos & Gaming – 0.8%
PlayAGS, Inc. (A)	88	2,579

Distributors – 1.5%
Pool Corp.	31	5,251

Education Services – 1.7%
Grand Canyon Education, Inc. (A)	52	5,894

General Merchandise Stores – 1.6%
Ollie’s Bargain Outlet Holdings, Inc. (A)	56	5,426

Homebuilding – 0.9%
Installed Building Products, Inc. (A)	76	2,968

Homefurnishing Retail – 1.1%
At Home Group, Inc. (A)	117	3,675

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Grand Vacations, Inc. (A)	129	4,255

Internet & Direct Marketing Retail – 0.7%
Etsy, Inc. (A)	35	1,777
Farfetch Ltd., Class A (A)	18	485

		2,262

Restaurants – 3.7%
Texas Roadhouse, Inc., Class A	98	6,824
Wingstop, Inc.	88	5,994

		12,818

Specialty Stores – 1.1%
Five Below, Inc. (A)	30	3,950

Total Consumer Discretionary – 20.5%		70,858
Consumer Staples

Food Retail – 1.0%
Sprouts Farmers Market, Inc. (A)	126	3,440

Total Consumer Staples – 1.0%		3,440
Energy

Oil & Gas Equipment & Services – 0.1%
Keane Group, Inc. (A)	40	501

Oil & Gas Exploration & Production – 3.5%
Centennial Resource Development, Inc., Class A (A)	186	4,071
Magnolia Oil & Gas Corp. (A)	47	704
Matador Resources Co. (A)	82	2,709
Petroleum Development Corp. (A)	37	1,824
WildHorse Resource Development Corp. (A)	115	2,714

		12,022

Total Energy – 3.6%		12,523
Financials

Investment Banking & Brokerage – 2.3%
Evercore Partners, Inc.	46	4,581
LPL Investment Holdings, Inc.	56	3,600

		8,181

Regional Banks – 3.5%
Ameris Bancorp	58	2,647
Heritage Financial Corp.	60	2,110
Seacoast Banking Corp. of Florida (A)	80	2,335
Western Alliance Bancorp. (A)	86	4,893

		11,985

Total Financials – 5.8%		20,166
Health Care

Biotechnology – 0.4%
Immunomedics, Inc. (A)	65	1,350

Health Care Equipment – 9.2%
Inogen, Inc. (A)	18	4,421
Insulet Corp. (A)	25	2,624
iRhythm Technologies, Inc. (A)	45	4,290
K2M Group Holdings, Inc. (A)	202	5,540
NovoCure Ltd. (A)	101	5,315
Penumbra, Inc. (A)	29	4,400
Tactile Systems Technology, Inc. (A)	73	5,207

		31,797

Health Care Facilities – 1.0%
Acadia Healthcare Co., Inc. (A)(B)	95	3,351

Health Care Services – 7.2%
AMN Healthcare Services, Inc. (A)	173	9,477
LHC Group, Inc. (A)	52	5,306
Teladoc Health, Inc. (A)	117	10,132

		24,915

Health Care Supplies – 2.2%
Merit Medical Systems, Inc. (A)	77	4,754
Sientra, Inc. (A)	118	2,818

		7,572

Health Care Technology – 0.4%
Evolent Health, Inc., Class A (A)	48	1,366

Managed Health Care – 1.7%
HealthEquity, Inc. (A)	63	5,967

Pharmaceuticals – 1.2%
Aerie Pharmaceuticals, Inc. (A)	49	3,033
OptiNose, Inc. (A)(B)	90	1,118

		4,151

Total Health Care – 23.3%		80,469
Industrials

Aerospace & Defense – 2.1%
Mercury Computer Systems, Inc. (A)	133	7,343

Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc. (A)	90	1,937

Diversified Support Services – 0.9%
Healthcare Services Group, Inc. (B)	81	3,294

Industrial Machinery – 6.6%
Crane Co.	9	879
John Bean Technologies Corp.	58	6,934
RBC Bearings, Inc. (A)	33	5,000
Timken Co. (The)	95	4,748
Woodward, Inc.	66	5,356

		22,917

Security & Alarm Services – 1.2%
Brink’s Co. (The)	58	4,039

Trading Companies & Distributors – 0.7%
Watsco, Inc.	14	2,540

Trucking – 1.2%
Knight Transportation, Inc.	116	3,986

Total Industrials – 13.3%		46,056
Information Technology

Application Software – 7.3%
Globant S.A. (A)	56	3,307
HubSpot, Inc. (A)	38	5,725
Paycom Software, Inc. (A)	43	6,728
Pluralsight, Inc., Class A (A)	52	1,676
SVMK, Inc. (A)(B)	17	280
Ultimate Software Group, Inc. (The) (A)	6	1,997
Zendesk, Inc. (A)	76	5,399

		25,112

Communications Equipment – 0.6%
Viavi Solutions, Inc. (A)	192	2,173

Internet Software & Services – 7.1%
Apptio, Inc., Class A (A)	69	2,543
Criteo S.A. ADR (A)	32	727
Envestnet, Inc. (A)	53	3,230
Five9, Inc. (A)	109	4,755
Mimecast Ltd. (A)	89	3,718
New Relic, Inc. (A)	41	3,828
Q2 Holdings, Inc. (A)	64	3,872
SendGrid, Inc. (A)	48	1,771

		24,444

IT Consulting & Other Services – 3.2%
Booz Allen Hamilton Holding Corp.	116	5,773
InterXion Holding N.V. (A)	78	5,218

		10,991

Semiconductors – 2.8%
Integrated Device Technology, Inc. (A)	92	4,304
Monolithic Power Systems, Inc.	42	5,326

		9,630

Systems Software – 4.1%
Proofpoint, Inc. (A)	73	7,759
Varonis Systems, Inc. (A)	78	5,696
Zscaler, Inc. (A)(B)	20	803

		14,258

Technology Hardware, Storage & Peripherals – 0.1%
USA Technologies, Inc. (A)	59	422

Total Information Technology – 25.2%		87,030
Real Estate

Real Estate Services – 0.3%
RE/MAX Holdings, Inc., Class A	24	1,078

Total Real Estate – 0.3%		1,078

TOTAL COMMON STOCKS – 93.0%		$321,620
(Cost: $239,168)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Monolithic Power Systems, Inc.,
Put $120.00, Expires 12–21–18, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	179	18	80

TOTAL PURCHASED OPTIONS – 0.0%			$80
(Cost: $78)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) – 5.7%
Clorox Co. (The), 2.313%, 10–9–18	$2,746	2,744
Diageo Capital plc (GTD by Diageo plc), 2.870%, 10–11–18	4,000	3,997
J.M. Smucker Co. (The), 2.400%, 10–1–18	4,850	4,849
McCormick & Co., Inc., 2.371%, 10–4–18	5,000	4,998
Walgreens Boots Alliance, Inc., 2.880%, 10–11–18	3,000	2,997

		19,585

Master Note – 1.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (D)	4,343	4,343

Money Market Funds – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.140%, (E)(F)	6,402	6,402

TOTAL SHORT-TERM SECURITIES – 8.9%		$30,330
(Cost: $30,334)

TOTAL INVESTMENT SECURITIES – 101.9%		$352,030
(Cost: $269,580)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.9)%		(6,700)

NET ASSETS – 100.0%		$345,330

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $9,226 are on loan.

(C)	Rate shown is the yield to maturity at September 30, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at September 30, 2018.

The following written options were outstanding at September 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Monolithic Power Systems, Inc.	JPMorgan Chase Bank N.A.	Put	179	18	December 2018	$100.00	$11	$(18)

The following total return swap agreements were outstanding at September 30, 2018:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Goldman Sachs International	07/01/2019	$10,575	1-Month LIBOR less 15 bps	$(241)	$—	$(241)

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of September 30, 2018:

Reference Entity	Shares		Notional Amount	Value	% of Value
Ligand Pharmaceuticals, Inc.	—	*	434	(10)	(4.1)
FibroGen, Inc.	—	*	345	(8)	(3.3)
Loxo Oncology, Inc.	—	*	342	(8)	(3.2)
Ultragenyx Pharmaceutical, Inc.	—	*	270	(6)	(2.5)
Horizon Pharma plc	—	*	244	(6)	(2.3)
Blueprint Medicines Corp.	—	*	243	(6)	(2.3)
Array BioPharma, Inc.	—	*	235	(5)	(2.2)
Emergent BioSolutions, Inc.	—	*	221	(5)	(2.1)
Intercept Pharmaceuticals, Inc.	—	*	206	(5)	(1.9)
Myriad Genetics, Inc.	—	*	200	(5)	(1.9)
Ironwood Pharmaceuticals, Inc.	—	*	195	(4)	(1.8)
Immunomedics, Inc.	—	*	186	(4)	(1.8)
Supernus Pharmaceuticals, Inc.	—	*	185	(4)	(1.8)
Amicus Therapeutics, Inc.	—	*	174	(4)	(1.6)
Halozyme Therapeutics, Inc.	—	*	169	(4)	(1.6)
Aerie Pharmaceuticals, Inc.	—	*	166	(4)	(1.6)
Repligen Corp.	—	*	166	(4)	(1.6)
REGENXBIO, Inc.	—	*	164	(4)	(1.5)

PTC Therapeutics, Inc.	—	*	161	(4)	(1.5)
MyoKardia, Inc.	—	*	152	(4)	(1.4)
Momenta Pharmaceuticals, Inc.	—	*	152	(3)	(1.4)
Heron Therapeutics, Inc.	—	*	151	(3)	(1.4)
Pacira Pharmaceuticals, Inc.	—	*	148	(3)	(1.4)
Global Blood Therapeutics, Inc.	—	*	146	(3)	(1.4)
Amneal Pharmaceuticals, Inc.	—	*	145	(3)	(1.4)
Medicines Co, (The)	—	*	142	(3)	(1.3)
AnaptysBio, Inc.	—	*	141	(3)	(1.3)
ACADIA Pharmaceuticals, Inc.	—	*	140	(3)	(1.3)
Arena Pharmaceuticals, Inc.	—	*	138	(3)	(1.3)
Xencor, Inc.	—	*	134	(3)	(1.3)
Spark Therapeutics, Inc.	—	*	130	(3)	(1.2)
Sangamo Therapeutics, Inc.	—	*	129	(3)	(1.2)
Atara Biotherapeutics, Inc.	—	*	128	(3)	(1.2)
Arrowhead Pharmaceuticals, Inc.	—	*	126	(3)	(1.2)
Portola Pharmaceuticals, Inc.	—	*	121	(3)	(1.1)
Spectrum Pharmaceuticals, Inc.	—	*	117	(3)	(1.1)
Insmed, Inc.	—	*	116	(3)	(1.1)
Editas Medicine, Inc.	—	*	109	(3)	(1.0)
Genomic Health, Inc.	—	*	108	(3)	(1.0)
Acceleron Pharma, Inc.	—	*	107	(2)	(1.0)
Enanta Pharmaceuticals, Inc.	—	*	107	(2)	(1.0)
Clovis Oncology, Inc.	—	*	106	(2)	(1.0)
Theravance Biopharma, Inc.	—	*	104	(2)	(1.0)
Corcept Therapeutics, Inc.	—	*	104	(2)	(1.0)
Puma Biotechnology, Inc.	—	*	99	(2)	(0.9)
Zogenix, Inc.	—	*	98	(2)	(0.9)
Reata Pharmaceuticals, Inc.	—	*	98	(2)	(0.9)
ImmunoGen, Inc.	—	*	94	(2)	(0.9)
Madrigal Pharmaceuticals, Inc.	—	*	94	(2)	(0.9)
Aimmune Therapeutics, Inc.	—	*	90	(2)	(0.8)
Audentes Therapeutics, Inc.	—	*	89	(2)	(0.8)
Vanda Pharmaceuticals, Inc.	—	*	89	(2)	(0.8)
Omeros Corp.	—	*	85	(2)	(0.8)

Intrexon Corp.	—	*	85	(2)	(0.8)
Retrophin, Inc.	—	*	84	(2)	(0.8)
TherapeuticsMD, Inc.	—	*	83	(2)	(0.8)
G1 Therapeutics, Inc.	—	*	81	(2)	(0.8)
Innoviva, Inc.	—	*	80	(2)	(0.8)
Endocyte, Inc.	—	*	80	(2)	(0.8)
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	78	(2)	(0.7)
Esperion Therapeutics, Inc.	—	*	77	(2)	(0.7)
Cambrex Corp.	—	*	74	(2)	(0.7)
Intellia Therapeutics, Inc.	—	*	71	(2)	(0.7)
Iovance Biotherapeutics, Inc.	—	*	70	(2)	(0.7)
WaVe Life Sciences Ltd.	—	*	67	(2)	(0.6)
Codexis, Inc.	—	*	66	(2)	(0.6)
Mirati Therapeutics, Inc.	—	*	65	(2)	(0.6)
MacroGenics, Inc.	—	*	63	(1)	(0.6)
Phibro Animal Health Corp.	—	*	62	(1)	(0.6)
Revance Therapeutics, Inc.	—	*	61	(1)	(0.6)
Fate Therapeutics, Inc.	—	*	60	(1)	(0.6)
Alder Biopharmaceuticals, Inc.	—	*	58	(1)	(0.6)
Heska Corp.	—	*	58	(1)	(0.5)
Coherus Biosciences, Inc.	—	*	57	(1)	(0.5)
Karyopharm Therapeutics, Inc.	—	*	56	(1)	(0.5)
Eagle Pharmaceuticals, Inc.	—	*	55	(1)	(0.5)
CytomX Therapeutics, Inc.	—	*	54	(1)	(0.5)
Radius Health, Inc.	—	*	54	(1)	(0.5)
Dynavax Technologies Corp.	—	*	52	(1)	(0.5)
MiMedx Group, Inc.	—	*	49	(1)	(0.5)
Apellis Pharmaceuticals, Inc.	—	*	49	(1)	(0.5)
Athenex, Inc.	—	*	48	(1)	(0.5)
Assembly Biosciences, Inc.	—	*	48	(1)	(0.5)
Flexion Therapeutics, Inc.	—	*	47	(1)	(0.4)
Accelerate Diagnostics, Inc.	—	*	45	(1)	(0.4)
Cymabay Therapeutics, Inc.	—	*	38	(1)	(0.4)
Progenics Pharmaceuticals, Inc.	—	*	35	(1)	(0.3)
La Jolla Pharmaceutical Co.	—	*	33	(1)	(0.3)
Collegium Pharmaceutical, Inc.	—	*	33	(1)	(0.3)
Sorrento Therapeutics, Inc.	—	*	29	(1)	(0.3)
TG Therapeutics, Inc.	—	*	25	(1)	(0.2)
				$(241)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$321,620	$—	$—
Purchased Options	—	80	—
Short-Term Securities	6,402	23,928	—
Total	$328,022	$24,008	$—
Liabilities
Total Return Swaps	$—	$241	$—
Written Options	$—	$18	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$269,580

Gross unrealized appreciation	88,877
Gross unrealized depreciation	(6,427)

Net unrealized appreciation	$82,450

SCHEDULE OF INVESTMENTS Value (in thousands)	SEPTEMBER 30, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 2.4%
Magna International, Inc.	239	$12,555

Cable & Satellite – 2.7%
Comcast Corp., Class A	404	14,316

General Merchandise Stores – 5.2%
Dollar Tree, Inc. (A)	145	11,857
Target Corp.	179	15,746

		27,603

Home Improvement Retail – 2.7%
Lowe’s Co., Inc.	124	14,180

Total Consumer Discretionary – 13.0%		68,654
Consumer Staples

Drug Retail – 3.8%
CVS Caremark Corp.	255	20,081

Hypermarkets & Super Centers – 4.0%
Wal-Mart Stores, Inc.	222	20,839

Total Consumer Staples – 7.8%		40,920
Energy

Oil & Gas Refining & Marketing – 4.4%
EnLink Midstream Partners L.P.	431	8,030
Marathon Petroleum Corp.	190	15,227

		23,257

Oil & Gas Storage & Transportation – 4.5%
Energy Transfer Equity L.P.	293	5,114
Energy Transfer Partners L.P.	823	18,313

		23,427

Total Energy – 8.9%		46,684
Financials

Asset Management & Custody Banks – 5.3%
Blackstone Group L.P. (The)	370	14,097
State Street Corp.	166	13,933

		28,030

Consumer Finance – 5.7%
Capital One Financial Corp.	177	16,793
Synchrony Financial	434	13,501

		30,294

Life & Health Insurance – 2.8%
MetLife, Inc.	313	14,637

Mortgage REITs – 3.0%
American Capital Agency Corp.	842	15,686

Other Diversified Financial Services – 9.3%
Citigroup, Inc.	356	25,547
JPMorgan Chase & Co.	209	23,538

		49,085

Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	149	14,677

Regional Banks – 2.5%
KeyCorp	658	13,078

Total Financials – 31.4%		165,487
Health Care

Biotechnology – 2.7%
Amgen, Inc.	69	14,199

Health Care Facilities – 2.7%
HCA Holdings, Inc.	104	14,399

Managed Health Care – 2.7%
Humana, Inc.	43	14,455

Pharmaceuticals – 3.2%
Pfizer, Inc.	377	16,597

Total Health Care – 11.3%		59,650

Industrials

Aerospace & Defense – 1.3%
Spirit AeroSystems Holdings, Inc.	74	6,811

Airlines – 2.6%
Southwest Airlines Co.	223	13,914

Electrical Components & Equipment – 2.8%
Eaton Corp.	169	14,631

Total Industrials – 6.7%		35,356
Information Technology

Semiconductor Equipment – 2.2%
Lam Research Corp.	77	11,621

Semiconductors – 5.6%
Broadcom Corp., Class A	65	15,939
Micron Technology, Inc. (A)	179	8,110
QUALCOMM, Inc.	77	5,560

		29,609

Systems Software – 2.3%
Microsoft Corp.	107	12,226

Total Information Technology – 10.1%		53,456
Materials

Diversified Chemicals – 3.4%
Dow Chemical Co. (The)	280	18,033

Total Materials – 3.4%		18,033
Real Estate

Health Care REITs – 2.2%
Welltower, Inc.	182	11,674

Total Real Estate – 2.2%		11,674
Utilities

Electric Utilities – 2.5%
Great Plains Energy, Inc.	236	12,988

Total Utilities – 2.5%		12,988

TOTAL COMMON STOCKS – 97.3%		$512,902
(Cost: $453,011)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 1.7%
DTE Electric Co., 2.321%, 10–3–18	$5,000	4,998
J.M. Smucker Co. (The), 2.400%, 10–1–18	4,148	4,147

		9,145

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.470%, 10–5–18 (C)	1,840	1,840

Municipal Obligations – 0.2%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps), 1.650%, 10–1–18 (C)	1,000	1,000

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.200%, 10–7–18 (C)	1,882	1,882

TOTAL SHORT-TERM SECURITIES – 2.6%		$13,867
(Cost: $13,869)

TOTAL INVESTMENT SECURITIES – 99.9%		$526,769
(Cost: $466,880)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		313

NET ASSETS – 100.0%		$527,082

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at September 30, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
CVS Health Corp.	N/A	Call	202	20	October 2018	$82.50	$18	$(10)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$512,902	$—	$—
Short-Term Securities	—	13,867	—
Total	$512,902	$13,867	$—
Liabilities
Written Options	$—	$10	$—

During the period ended September 30, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$466,880

Gross unrealized appreciation	68,638
Gross unrealized depreciation	(8,749)

Net unrealized appreciation	$59,889

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Variable Insurance Portfolios
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 28, 2018